UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                        101 Federal St. Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                    DATE OF REPORTING PERIOD: MARCH 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

[LOGO]
   SEI New ways.
       New answers.(R)

--------------------------------------------------------------------------------

SEI Asset Allocation Trust

--------------------------------------------------------------------------------

Annual Report as of March 31, 2008

--------------------------------------------------------------------------------

Diversified Conservative Income Fund

Diversified Conservative Fund

Diversified Global Moderate Growth Fund

Diversified Moderate Growth Fund

Diversified Global Growth Fund

Diversified Global Stock Fund

Diversified U.S. Stock Fund

Defensive Strategy Fund

Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

TABLE OF CONTENTS

-------------------------------------------------------------------------------
Market Commentary                                                             1
-------------------------------------------------------------------------------
Management's Discussion and Analysis of Fund Performance                      2
-------------------------------------------------------------------------------
Schedules of Investments                                                     21
-------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         40
-------------------------------------------------------------------------------
Statements of Operations                                                     46
-------------------------------------------------------------------------------
Statements of Changes in Net Assets                                          52
-------------------------------------------------------------------------------
Financial Highlights                                                         58
-------------------------------------------------------------------------------
Notes to Financial Statements                                                65
-------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm                      74
-------------------------------------------------------------------------------
Trustees and Officers of the Trust                                           75
-------------------------------------------------------------------------------
Disclosure of Fund Expenses                                                  78
-------------------------------------------------------------------------------
Board of Trustees Considerations in
Approving the Advisory Agreement                                             80
-------------------------------------------------------------------------------
Notice to Shareholders                                                       82
-------------------------------------------------------------------------------
Supplemental Financial Information:
Financial Statements of SIMT Large Cap Diversified
Alpha Fund (unaudited)                                                       84
-------------------------------------------------------------------------------

The Trust files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after period end. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1 800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

MARKET COMMENTARY
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2008

CAPITAL MARKETS experienced a great degree of volatility during the fiscal year ended March 31, 2008, and most major indices ended the year in negative territory. As the housing downturn worsened, credit markets tightened due to continued fallout from the subprime crisis, oil prices continued to rise, and recession fears compounded, the markets reacted.

U.S. equity markets pulled back following last year's relatively strong performance, despite the fact that some major indices hit all-time highs during the year. It was an extremely volatile period, as the S&P 500 Index, for instance, closed nearly 36% of its trading days plus or minus 1 percent. For investors, this was the epitome of a roller coaster ride.

The Federal Reserve was very active during the year, lowering short-term interest rates six times during the year, from 5.25% to 2.25%, in an effort to stem the credit crisis. In January, the Fed surprised the markets with a rate cut in between their regularly scheduled meetings for the first time since the early 1980's.

Crude oil prices, which started the period around $66 per barrel, rose sharply, hitting nearly $112 in mid March, before ending the period near $102. This, coupled with weakening housing markets, plummeting consumer sentiment, a growing credit crisis, rising unemployment, and signs of inflation, led many to fear that a recession was imminent, or that we were already there.

In the U.S. equity markets, large cap stocks outperformed small caps for the year, with growth outperforming value in the large cap area. After a long run of strong performance, REITs suffered during the year, with double digit negative returns.

Internationally developed equity markets outperformed U.S. markets as the dollar continued to fall, but still were in negative territory. Emerging markets, however, continued their torrid pace of the past several years, with double digit returns.

International developed bond markets were in positive territory for the second straight year, but were outperformed by emerging markets debt. After a strong year in 2007, U.S. High Yield Bonds suffered as spreads widened over treasuries, and investors sought safer areas of the fixed income markets. This flight to quality and the Fed's multiple rate cuts helped propel U.S. Treasuries.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                    1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2008 (Unaudited)

Diversified Conservative Income Fund

Objectives

The Diversified Conservative Income Fund (the "Fund") seeks to provide both current income and an opportunity for capital appreciation through limited participation in the domestic equity markets.

Strategy

The Fund has a significant allocation to fixed income funds and should provide low to medium principal volatility. The Fund is appropriate for investors with shorter time horizons of 2 to 5 years.

The fixed income component of the Fund provides current income. Under normal conditions, a significant portion of the Fund's assets are allocated to the SIMT Core Fixed Income Fund, which invests primarily in U.S. investment grade bonds with maturities of 30 years or less. The Fund may also invest in below investment grade bonds and non-dollar securities. A moderate allocation to a money market fund provides liquidity and current income, which will fluctuate with the general level of short-term interest rates.

Under normal conditions, a portion of the Fund is allocated to domestic equity funds. The Fund's allocation to U.S. equity funds provides exposure to distinct styles of equity fund management to lower the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the longer term.

Analysis

The Diversified Conservative Income Fund, Class A, returned -0.41 % for the fiscal year ended March 31, 2008. One of the primary determinants of performance was the Fund's largest holding, the SIMT Core Fixed Income Fund, which returned 2.52% for the year.

Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears. The Fund's largest equity component, the SIMT Large Cap Diversified Alpha Fund was down 9.58% for the year.

Small cap stocks performed worse than large caps. The Fund's relatively small exposure to this area of the market hurt performance, with the SIMT Small Cap Value Fund down 15.21% the SIMT Small Cap Growth Fund down 15.89%, and the SIMT Small/Mid Cap Diversified Alpha Fund down 20.20%. The Fund's money market exposure helped performance, as the SLAT Prime Obligation Fund returned 4.63%.

Diversified Conservative Income Fund

AVERAGE ANNUAL TOTAL RETURN (1)

-----------------------------------------------------------------------------------------

                                        Annualized   Annualized   Annualized   Annualized
                             One Year       3 Year       5 Year      10 Year    Inception
                               Return       Return       Return       Return      to Date
-----------------------------------------------------------------------------------------
Diversified Conservative
   Income Fund,
   Class A                     -0.41%        4.11%        5.40%        4.43%        5.84%
-----------------------------------------------------------------------------------------
Diversified Conservative
   Income Fund,
   Class D                     -1.40%        3.05%        4.35%        3.40%        4.82%
-----------------------------------------------------------------------------------------
Diversified Conservative
   Income Fund,
   Class I+                    -0.67%        3.83%        5.12%        4.28%        4.42%
-----------------------------------------------------------------------------------------

Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Income Fund, Class A, versus the Lehman Aggregate Bond Index and the 25/55/20 Blended Benchmark*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Diversified
                   Conservative
                   Income Fund,     Lehman Aggregate          25/55/20
                     Class A           Bond Index**      Blended Benchmark***
  3/31/98           $150,000           $150,000              $150,000
  3/31/99            160,830            159,735               164,310
  3/31/00            172,940            162,722               175,154
  3/31/01            174,532            183,111               178,552
  3/31/02            179,994            192,908               185,641
  3/31/03            177,906            215,458               185,307
  3/31/04            199,860            227,115               206,450
  3/31/05            205,096            229,727               212,004
  3/31/06            216,787            234,918               222,328
  3/31/07            232,417            250,400               239,248
  3/31/08            231,464            269,605               248,554

Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Income Fund, Class D, versus the Lehman Aggregate Bond Index and the 25/55/20 Blended Benchmark*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Diversified
                 Conservative
                  Income Fund,     Lehman Aggregate          25/55/20
                    Class D          Bond Index***      Blended Benchmark**
  3/31/98          $150,000           $150,000              $150,000
  3/31/99           159,285            159,735               164,310
  3/31/00           169,591            162,722               175,154
  3/31/01           169,506            183,111               178,552
  3/31/02           173,083            192,908               185,641
  3/31/03           169,327            215,458               185,307
  3/31/04           188,376            227,115               206,450
  3/31/05           191,446            229,727               212,004
  3/31/06           200,119            234,918               222,328
  3/31/07           212,466            250,400               239,248
  3/31/08           209,492            269,605               248,554

  1 For the period ended March 31, 2008. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 13, 1996 and Class D shares were offered beginning June 21, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

  + Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

  * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The 25/55/20 Blended Benchmark consists of the S&P 500 Index, the Lehman Aggregate Bond Index and the Merrill Lynch 3-month U.S. Treasury Bill Index.


--------------------------------------------------------------------------------
2                    SEI Asset Allocation Trust / Annual Report / March 31, 2008

Diversified Conservative Fund

Objectives

The Diversified Conservative Fund (the "Fund") seeks to provide both current income and an opportunity for capital appreciation through limited participation in the domestic and international equity markets.

Strategy

The Fund includes significant allocations to fixed income funds and moderate allocations to equity funds, including exposure to non-U.S. equity. It is appropriate for investors with an intermediate time horizon of 4 to 12 years.

The fixed income component of the Fund invests primarily in U.S. investment grade bonds with maturities of 30 years or less. The Fund may also invest in below investment grade bonds and non-dollar securities.

The Fund's allocation to U.S. equity funds includes investments in both large cap funds and small cap funds, and provides exposure to distinct styles of equity fund management to lower the risks associated with any one particular management style. An allocation to an international stock fund provides additional diversification. The remainder of the Fund is allocated to money market funds, providing liquidity and facilitation of transactions.

Analysis

The Diversified Conservative Fund, Class A, returned -2.28% for the fiscal year ended March 31, 2008. One of the primary determinants of performance was the Fund's largest holding, the SIMT Core Fixed Income Fund, which returned 2.52% for the year.

Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears. The Fund's largest equity component, the SIMT Large Cap Diversified Alpha Fund was down 9.58% for the year.

Small cap stocks performed worse than large caps. The Fund's relatively small exposure to this area of the market hurt performance, with the SIMT Small Cap Value Fund down 15.21% the SIMT Small Cap Growth Fund down 15.89%, and the SIMT Small/Mid Cap Diversified Alpha Fund down 20.20%.The Fund's international exposure, represented by the SIT International Equity Fund, also detracted from performance, down 7.14%.

Diversified Conservative Fund

AVERAGE ANNUAL TOTAL RETURN (1)

-----------------------------------------------------------------------------------------

                                        Annualized   Annualized   Annualized   Annualized
                             One Year       3 Year       5 Year      10 Year    Inception
                               Return       Return       Return       Return      to Date
-----------------------------------------------------------------------------------------
Diversified Conservative
   Fund, Class A               -2.28%        4.78%        7.30%        4.45%        6.14%
-----------------------------------------------------------------------------------------
Diversified Conservative
   Fund, Class D               -3.37%        3.67%        6.22%        3.40%        5.01%
-----------------------------------------------------------------------------------------
Diversified Conservative
   Fund, Class I+              -2.63%        4.49%        7.02%        4.29%        5.52%
-----------------------------------------------------------------------------------------

Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Fund, Class A, versus the Lehman Aggregate Bond Index and the 32/8/60 Blended Benchmark*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Diversified
                 Conservative      Lehman Aggregate           32/8/60
                 Fund, Class A       Bond Index**        Blended Benchmark***
  3/31/98          $150,000           $150,000               $150,000
  3/31/99           163,380            159,735                166,170
  3/31/00           179,800            162,722                180,893
  3/31/01           167,304            183,111                176,027
  3/31/02           169,161            192,908                181,255
  3/31/03           162,986            215,458                174,313
  3/31/04           193,921            227,115                205,898
  3/31/05           201,542            229,727                214,278
  3/31/06           218,089            234,918                229,235
  3/31/07           237,259            250,400                250,668
  3/31/08           231,849            269,605                257,712

Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Fund, Class D, versus the Lehman Aggregate Bond Index and the 32/8/60 Blended Benchmark*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Diversified
                Conservative      Lehman Aggregate             32/8/60
                Fund, Class D        Bond Index**        Blended Benchmark***
  3/31/98          $150,000           $150,000                $150,000
  3/31/99           161,760            159,735                 166,170
  3/31/00           176,335            162,722                 180,893
  3/31/01           162,387            183,111                 176,027
  3/31/02           162,484            192,908                 181,255
  3/31/03           154,993            215,458                 174,313
  3/31/04           182,660            227,115                 205,898
  3/31/05           188,066            229,727                 214,278
  3/31/06           201,513            234,918                 229,235
  3/31/07           216,869            250,400                 250,668
  3/31/08           209,560            269,605                 257,712

  1 For the period ended March 31, 2008. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 26, 1996 and Class D shares were offered beginning July 1, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

  + Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

  * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The 32/8/60 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Lehman Aggregate Bond Index.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                    3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2008 (Unaudited)

Diversified Global Moderate Growth Fund

Objectives

The Diversified Global Moderate Growth Fund (the "Fund") seeks long-term capital appreciation through participation in the domestic and global equity markets, with a limited level of current income.

Strategy

The Fund includes significant allocations to both equity and fixed income funds. It is a medium-risk Fund, which is appropriate for investors with an intermediate time horizon of 5 to 15 years.

The equity component of the Fund provides the opportunity for long-term capital appreciation. The Fund's allocation to U.S. equity funds includes investments in both large cap funds and small cap funds, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. The equity component is further diversified with exposure to non-U.S. stocks through international and emerging markets funds.

The fixed income component of the Fund invests primarily in U.S. investment grade bonds with maturities of 30 years or less. Exposure to a high yield bond fund provides added diversification and opportunity for enhanced return. The Fund may invest in the international fixed income markets and the emerging country debt markets. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis

The Diversified Global Moderate Growth Fund, Class A, returned -4.94% for the fiscal year ended March 31, 2008. One of the primary determinants of performance was the Fund's second largest holding, the SIMT Core Fixed Income Fund, which returned 2.52% for the year.

Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears. The Fund's largest equity component, the SIMT Large Cap Diversified Alpha Fund was down 9.58% for the year.

Small cap stocks performed worse than large caps. The Fund's relatively small exposure to this area of the market hurt performance, with the SIMT Small Cap Value Fund down 15.21% the SIMT Small Cap Growth Fund down 15.89%, and the SIMT Small/Mid Cap Diversified Alpha Fund down 20.20%. The Fund's developed market international exposure, represented by the SIT International Equity Fund, also detracted from performance, down 7.14%, while exposure to emerging markets was a positive, with the SIT Emerging Market Equity Fund returning 14.99%. The Fund's allocation to high yield debt detracted from performance, while the contribution from emerging market debt was positive.

Diversified Global Moderate Growth Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

                                  Annualized  Annualized  Annualized  Annualized
                        One Year      3 Year      5 Year     10 Year   Inception
                          Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
Diversified Global
   Moderate Growth
   Fund, Class A          -4.94%       5.75%       9.87%       4.20%       6.01%
--------------------------------------------------------------------------------
Diversified Global
   Moderate Growth
   Fund, Class D          -5.90%       4.68%       8.77%       3.15%       4.92%
--------------------------------------------------------------------------------
Diversified Global
   Moderate Growth
   Fund, Class I+         -5.19%       5.48%       9.59%       4.03%       6.82%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Moderate Growth Fund, Class A, versus the Lehman Aggregate Bond Index and the 45/15/40 Blended Benchmark*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Diversified
                 Global Moderate        Lehman
                   Growth Fund,     Aggregate Bond           45/15/40
                     Class A           Index**           Blended Benchmark***
   3/31/98          $150,000          $150,000               $150,000
   3/31/99           156,945           159,735                168,495
   3/31/00           185,258           162,722                189,692
   3/31/01           157,117           183,111                171,045
   3/31/02           160,354           192,908                173,303
   3/31/03           141,384           215,458                154,257
   3/31/04           180,576           227,115                193,561
   3/31/05           191,392           229,727                204,691
   3/31/06           215,584           234,918                224,608
   3/31/07           238,091           250,400                249,270
   3/31/08           226,329           269,605                250,366

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Moderate Growth Fund, Class D, versus the Lehman Aggregate Bond Index and the 45/15/40 Blended Benchmark*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Diversified
                   Global Moderate       Lehman
                     Growth Fund,     Aggregate Bond         45/15/40
                       Class D           Index**        Blended Benchmark***
     3/31/98          $150,000          $150,000             $150,000
     3/31/99           155,310           159,735              168,495
     3/31/00           181,526           162,722              189,692
     3/31/01           152,282           183,111              171,045
     3/31/02           153,897           192,908              173,303
     3/31/03           134,367           215,458              154,257
     3/31/04           169,921           227,115              193,561
     3/31/05           178,349           229,727              204,691
     3/31/06           198,877           234,918              224,608
     3/31/07           217,412           250,400              249,270
     3/31/08           204,585           269,605              250,366

  1 For the period ended March 31, 2008. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning December 13, 1996 and Class D shares were offered beginning December 5, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

  + Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

  * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The 45/15/40 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Lehman Aggregate Bond Index.


--------------------------------------------------------------------------------
4                    SEI Asset Allocation Trust / Annual Report / March 31, 2008

Diversified Moderate Growth Fund

Objectives

The Diversified Moderate Growth Fund (the "Fund") seeks to provide long-term appreciation of capital with a limited level of current income.

Strategy

The Fund includes significant allocations to both equity and fixed income funds, including a non-U.S. equity fund. It is a medium-risk fund which is appropriate for investors with an intermediate time horizon of 5 to 15 years.

The equity component of the Fund provides the opportunity for long-term capital appreciation. The Fund's allocation to U.S. equity funds includes investments in both large cap funds and small cap funds, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. In addition, under normal conditions, a portion of the Fund is allocated to a non-U.S. equity fund which provides further diversification and enhanced returns over the longer term.

Under normal conditions, a sizeable portion of the Fund is allocated to the SIMT Core Fixed Income Fund to provide current income and a moderating effect on the volatility of returns. The Fund may also invest in the international fixed income markets. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis

The Diversified Moderate Growth Fund, Class A, returned -4.95% for the fiscal year ended March 31, 2008. One of the primary determinants of performance was the Fund's second largest holding, the SIMT Core Fixed Income Fund, which returned 2.52% for the year.

Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears. The Fund's largest component, the SIMT Large Cap Diversified Alpha Fund was down 9.58% for the year.

Small cap stocks performed worse than large caps. The Fund's exposure to this area of the market hurt performance, with the SIMT Small Cap Value Fund down 15.21% and the SIMT Small Cap Growth Fund down 15.89%. The Fund's developed market international exposure, represented by the SIT International Equity Fund, also detracted from performance, down 7.14%.

Diversified Moderate Growth Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

                                  Annualized  Annualized  Annualized  Annualized
                        One Year      3 Year      5 Year     10 Year   Inception
                          Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
Diversified Moderate
   Growth Fund,
   Class A                -4.95%       5.17%       9.00%       3.91%       6.17%
--------------------------------------------------------------------------------
Diversified Moderate
   Growth Fund,
   Class D                -5.94%       4.08%       7.89%       2.87%       5.07%
--------------------------------------------------------------------------------
Diversified Moderate
   Growth Fund,
   Class I+               -5.20%       4.88%       8.73%       3.76%       5.95%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $150,000 Investment in the Diversified Moderate Growth Fund, Class A, versus the Lehman Aggregate Bond Index and the 48/12/40 Blended Benchmark*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Diversified         Lehman
                   Moderate Growth   Aggregate Bond          48/12/40
                    Fund, Class A        Index**        Blended Benchmark***
     3/31/98          $150,000          $150,000             $150,000
     3/31/99           163,305           159,735              169,050
     3/31/00           187,784           162,722              189,978
     3/31/01           161,588           183,111              171,588
     3/31/02           162,283           192,908              174,334
     3/31/03           143,037           215,458              155,087
     3/31/04           180,054           227,115              193,704
     3/31/05           189,219           229,727              204,358
     3/31/06           210,809           234,918              223,506
     3/31/07           231,574           250,400              247,489
     3/31/08           220,111           269,605              248,379

Comparison of Change in the Value of a $150,000 Investment in the Diversified Moderate Growth Fund, Class D, versus the Lehman Aggregate Bond Index and the 48/12/40 Blended Benchmark*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    Diversified         Lehman
                  Moderate Growth    Aggregate Bond         48/12/40
                   Fund, Class D        Index**        Blended Benchmark***
    3/31/98          $150,000          $150,000           $150,000
    3/31/99           161,565           159,735            169,050
    3/31/00           184,184           162,722            189,978
    3/31/01           157,017           183,111            171,588
    3/31/02           156,012           192,908            174,334
    3/31/03           136,214           215,458            155,087
    3/31/04           169,682           227,115            193,704
    3/31/05           176,605           229,727            204,358
    3/31/06           194,742           234,918            223,506
    3/31/07           211,685           250,400            247,489
    3/31/08           199,111           269,605            248,379

  1 For the period ended March 31, 2008. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 10, 1996 and Class D shares were offered beginning May 30, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

  + Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

  * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The 48/12/40 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Lehman Aggregate Bond Index.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                    5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2008 (Unaudited)

Diversified Global Growth Fund

Objectives

The Diversified Global Growth Fund (the "Fund") seeks long-term capital appreciation.

Strategy

The majority of the Fund is allocated to equity funds, including exposure to non-U.S. equities. There may be a modest allocation to fixed income funds. Because of its commitment to equities, the Fund is appropriate for investors with a longer time horizon of 10 to 20 years.

The domestic equity portion of the Fund invests primarily in large and some small-cap companies, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. Diversification is further enhanced through exposure to international and emerging markets funds.

The fixed income portion of the Fund invests primarily in investment grade bonds with maturities of 30 years or less. Additionally, exposure to a high-yield bond fund provides added diversification and opportunity for enhanced return. The Fund may also invest in the international fixed income markets and the emerging country debt markets. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis

The Diversified Global Growth Fund, Class A, returned -7.04% for the fiscal year ended March 31, 2008. Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears. The Fund's largest holding, the Large Cap Diversified Alpha Fund was down 9.58% for the year.

Small cap stocks performed worse than large caps. The Fund's exposure to this area of the market hurt performance, with the SIMT Small Cap Value Fund down 15.21%, the SIMT Small Cap Growth Fund down 15.89% and the SIMT Small/Mid Cap Diversified Alpha Fund down 20.20%

On the bright side was the performance of the Fund's third largest holding, the SIMT Core Fixed Income Fund, which returned 2.52% for the year.

The Fund's developed market international exposure, represented by the SIT International Equity Fund, also detracted from performance, down 7.14%, while exposure to emerging markets was a positive, with the SIT Emerging Market Equity Fund returning 14.99%.

While the SIMT High Yield Bond Fund returned -6.03% primarily due to continued uncertainty in the credit markets, the SIT Emerging Markets Debt Fund was up 2.75%.

Diversified Global Growth Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

                                 Annualized  Annualized  Annualized   Annualized
                       One Year      3 Year      5 Year     10 Year    Inception
                         Return      Return      Return      Return      to Date
--------------------------------------------------------------------------------
Diversified Global
   Growth Fund,
   Class A               -7.04%       6.21%      11.49%       3.64%        6.12%
--------------------------------------------------------------------------------
Diversified Global
   Growth Fund,
   Class D               -8.02%       5.16%      10.38%       2.60%        5.00%
--------------------------------------------------------------------------------
Diversified Global
   Growth Fund,
   Class I+              -7.34%       5.93%      11.19%       3.49%        8.72%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Growth Fund, Class A, versus the S&P 500 Index, the MSCI EAFE Index and the 60/20/20 Blended Benchmark*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Diversified
                     Global Growth                                              60/20/20 Blended
                     Fund, Class A     S&P 500 Index**    MSCI EAFE Index***      Benchmark****
      3/31/98          $150,000          $150,000            $150,000             $150,000
      3/31/99           156,945           177,690             159,090              170,925
      3/31/00           194,078           209,568             199,006              198,615
      3/31/01           152,526           164,133             147,543              165,943
      3/31/02           154,311           164,527             135,002              165,528
      3/31/03           124,529           123,790             103,641              136,014
      3/31/04           167,528           167,265             163,276              180,627
      3/31/05           179,071           178,456             187,865              193,722
      3/31/06           207,382           199,388             233,723              217,511
      3/31/07           230,796           222,976             280,935              244,570
      3/31/08           214,548           211,649             273,350              239,703

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Growth Fund, Class D, versus the S&P 500 Index, the MSCI EAFE Index and the 60/20/20 Blended Benchmark*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Diversified
                     Global Growth                                              60/20/20 Blended
                     Fund, Class D     S&P 500 Index**    MSCI EAFE Index***      Benchmark****
      3/31/98          $150,000          $150,000           $150,000              $150,000
      3/31/99           155,250           177,690            159,090               170,925
      3/31/00           190,010           209,568            199,006               198,615
      3/31/01           147,942           164,133            147,543               165,943
      3/31/02           148,075           164,527            135,002               165,528
      3/31/03           118,312           123,790            103,641               136,014
      3/31/04           157,568           167,265            163,276               180,627
      3/31/05           166,644           178,456            187,865               193,722
      3/31/06           191,124           199,388            233,723               217,511
      3/31/07           210,714           222,976            280,935               244,570
      3/31/08           193,815           211,649            273,350               239,703

   1 For the period ended March 31, 2008. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 13, 1996 and Class D shares were offered beginning May 30, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

   + Class I Shares performance for the period prior to July 31, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

   * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

  ** The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 *** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

**** The 60/20/20 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Lehman Aggregate Bond Index.


--------------------------------------------------------------------------------
6                    SEI Asset Allocation Trust / Annual Report / March 31, 2008

Diversified Global Stock Fund

Objectives

The Diversified Global Stock Fund (the "Fund") seeks long-term capital appreciation through a diversified global equity strategy.

Strategy

The Fund invests almost exclusively in U.S. and non-U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.

The Fund is invested in both large cap and small cap funds, and provides exposure to distinct styles of equity fund management. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, thereby reducing the volatility of returns. While the allocation to small cap funds is smaller than the large cap allocation, the small cap exposure provides additional diversification and enhanced returns. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis

The Diversified Global Stock Fund, Class A, returned -9.49% for the fiscal year ended March 31, 2008. Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears.

The primary determinant of performance was the fund's largest holding, the SIMT Large Cap Diversified Alpha Fund, down 9.58% for year. The Fund's exposure to small caps also hurt performance, with the SIMT Small Cap Value Fund down 15.21%, the SIMT Small Cap Growth Fund down 15.89% and the SIMT Small/Mid Cap Diversified Alpha Fund down 20.20%.

The strategy benefited from allocations to foreign markets, which generally outperformed the U.S. as the dollar continued to fall. While the SIT International Equity Fund fell 7.14%, the SIT Emerging Markets Equity Fund returned 14.99%.

Diversified Global Stock Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

                                          Annualized   Annualized   Annualized   Annualized
                               One Year       3 Year       5 Year      10 Year    Inception
                                 Return       Return       Return       Return      to Date
-------------------------------------------------------------------------------------------
Diversified Global Stock
   Fund, Class A                 -9.49%        6.43%       12.89%        2.87%        5.33%
-------------------------------------------------------------------------------------------
Diversified Global Stock
   Fund, Class D                -10.43%        5.34%       11.76%        1.82%        4.26%
-------------------------------------------------------------------------------------------
Diversified Global Stock
   Fund, Class I+                -9.67%        6.16%       12.58%        2.72%        9.10%
-------------------------------------------------------------------------------------------

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Stock Fund, Class A, versus the S&P 500 Index, the MSCI EAFE Index and the 75/25 Blended Benchmark*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Diversified
                     Global Stock                                              75/25 Blended
                     Fund, Class A     S&P 500 Index**   MSCI EAFE Index***    Benchmark****
      3/31/98          $150,000          $150,000           $150,000            $150,000
      3/31/99           156,330           177,690            159,090             173,070
      3/31/00           201,634           209,568            199,006             207,407
      3/31/01           146,810           164,133            147,543             160,367
      3/31/02           146,883           164,527            135,002             157,256
      3/31/03           108,532           123,790            103,641             119,027
      3/31/04           153,378           167,265            163,276             167,174
      3/31/05           165,065           178,456            187,865             181,801
      3/31/06           196,015           199,388            233,723             208,799
      3/31/07           219,889           222,976            280,935             237,822
      3/31/08           199,022           211,649            273,350             227,286

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Stock Fund, Class D, versus the S&P 500 Index, the MSCI EAFE Index and the 75/25 Blended Benchmark*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Diversified
                    Global Stock                                              75/25 Blended
                    Fund, Class D     S&P 500 Index**    MSCI EAFE Index***   Benchmark****
      3/31/98          $150,000          $150,000           $150,000            $150,000
      3/31/99           154,845           177,690            159,090             173,070
      3/31/00           197,551           209,568            199,006             207,407
      3/31/01           142,415           164,133            147,543             160,367
      3/31/02           140,905           164,527            135,002             157,256
      3/31/03           103,086           123,790            103,641             119,027
      3/31/04           144,259           167,265            163,276             167,174
      3/31/05           153,737           178,456            187,865             181,801
      3/31/06           180,687           199,388            233,723             208,799
      3/31/07           200,616           222,976            280,935             237,822
      3/31/08           179,692           211,649            273,350             227,286

   1 For the period ended March 31, 2008. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning December 9, 1996 and Class D shares were offered beginning December 5, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

   + Class I Shares performance for the period prior to July 31, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

   * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

  ** The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund has changed primary benchmarks from the MSCI EAFE Index to the S&P 500 Index because it more accurately reflects the investment strategy of the Fund.

 *** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

**** The 75/25 Blended Benchmark consists of the S&P 500 Index and the MSCI EAFE Index.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                    7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2008 (Unaudited)

Diversified U.S. Stock Fund

Objectives

The Diversified U.S. Stock Fund (the "Fund") seeks long-term capital appreciation through a diversified domestic equity strategy.

Strategy

The Fund invests almost exclusively in U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.

The Fund is invested in both large cap and small cap funds, and provides exposure to distinct styles of equity fund management. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, thereby reducing the volatility of returns. While the allocation to small cap funds is smaller than the large cap allocation, the small cap exposure provides additional diversification and enhanced returns. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis

The Diversified U.S. Stock Fund, Class A, returned -10.71% for the fiscal year ended March 31, 2008. Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears.

The primary determinant of performance was the fund's largest holding, represented by the SIMT Large Cap Diversified Alpha Fund, which was down 9.58% for year. The Fund's exposure to small caps also hurt performance, with the SIMT Small Cap Value Fund down 15.21%, the SIMT Small Cap Growth Fund down 15.89% and the SIMT Small/ Mid Cap Diversified Alpha Fund down 20.20%.

Diversified U.S. Stock Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

                                     Annualized  Annualized  Annualized  Annualized
                           One Year      3 Year      5 Year     10 Year   Inception
                             Return      Return      Return      Return     to Date
-----------------------------------------------------------------------------------
Diversified U.S. Stock
   Fund, Class A            -10.71%       4.41%      10.53%       2.22%       6.38%
-----------------------------------------------------------------------------------
Diversified U.S. Stock
   Fund, Class D            -11.66%       3.36%       9.40%       1.18%       5.28%
-----------------------------------------------------------------------------------
Diversified U.S. Stock
   Fund, Class I+           -10.96%       4.14%      10.23%       2.07%       8.08%
-----------------------------------------------------------------------------------

Comparison of Change in the Value of a $150,000 Investment in the Diversified U.S. Stock Fund, Class A, versus the S&P 500 Index*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Diversified
                            U.S. Stock Fund,
                                Class A        S&P 500 Index**
              3/31/98          $150,000          $150,000
              3/31/99           163,995           177,690
              3/31/00           200,320           209,568
              3/31/01           150,761           164,133
              3/31/02           152,510           164,527
              3/31/03           113,193           123,790
              3/31/04           155,346           167,265
              3/31/05           164,076           178,456
              3/31/06           190,492           199,388
              3/31/07           209,160           222,976
              3/31/08           186,759           211,649

Comparison of Change in the Value of a $150,000 Investment in the Diversified U.S. Stock Fund, Class D, versus the S&P 500 Index*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                 Diversified
                               U.S. Stock Fund,
                                   Class D       S&P 500 Index**
                3/31/98          $150,000          $150,000
                3/31/99           162,270           177,690
                3/31/00           196,314           209,568
                3/31/01           146,352           164,133
                3/31/02           146,396           164,527
                3/31/03           107,601           123,790
                3/31/04           145,993           167,265
                3/31/05           152,665           178,456
                3/31/06           175,428           199,388
                3/31/07           190,830           222,976
                3/31/08           168,579           211,649

 1 For the period ended March 31, 2008. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning May 13, 1996 and Class D shares were offered beginning July 1, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

 + Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

 * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

** The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.


--------------------------------------------------------------------------------
8                    SEI Asset Allocation Trust / Annual Report / March 31, 2008

Defensive Strategy Fund

Objectives

The Defensive Strategy Fund (the "Fund") seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.

Strategy

Investments in the Fund are chosen to grow assets subject to maintaining a particular level of stability. Stability is expressed as a targeted range for growth. The upper boundary of the range is the portfolio's highest historic value and increases over time as new highs are reached. The lower boundary of the range is 10% below the portfolio's highest historic value. Therefore, the strategy is designed to limit the risk of losing more than 10% from its highest historic value. The design of the strategy makes it particularly applicable to investors with required objectives and current goals.

The fixed income component of the Fund provides current income. Under normal conditions, a significant portion of the Fund's assets are allocated to the SLAT Prime Obligation Fund or SDIT Ultra Short Bond Fund, which aim to deliver a steady return with lower volatility than a traditional bond or equity fund. Moderate allocations to the SIMT Enhanced Income Fund, SIMT Core Fixed Income Fund and SIMT High Yield Bond Fund provide additional current income. The Fund may invest in the SIT International Fixed Income Fund and the SIT Emerging Markets Debt Fund, though it is not currently so invested.

Under normal conditions, a portion of the Fund is allocated to equity funds. The equity allocation emphasizes the SIMT U.S. Managed Volatility Fund and SIMT Global Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. and global equity markets. Some exposure to diversifying and income producing asset classes such as real estate investment trusts may also be in the Fund.

Analysis

The Defensive Strategy Fund, Class A, returned -5.63% for the fiscal year ended March 31, 2008. The strategy suffered primarily due to the performance of its largest position, the SIMT Enhanced Income Fund, which was down 8.47% for the year. During the fourth quarter, the Fund's allocation to the Enhanced Income Fund was reduced signifi-cantly, from 62% to 10%, due to concerns of continuing credit market risk. Upon that change, the SLAT Prime Obligation Fund, which returned 4.63% for the year, became the Funds' largest holding.

Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears. The Fund's equity allocations were reduced during the fourth quarter, from 18% to 6%, due to increasing risk in conjunction with the Strategy's objective of minimizing the downside.

During the year allocations to focused equity products such as the SIMT U.S. Managed Volatility and SIMT Real Estate Fund contributed mixed results to the performance of the strategy. The SIMT U.S. Managed Volatility Fund returned -5.06% while the SIMT Real Estate Fund was down 17.00%. The allocation to global markets through the SIMT Global Managed Volatility Fund, also detracted from performance, as that Fund returned -12.04%.

The Fund's allocation to the SIMT Core Fixed Income Fund, which returned 2.52%, was a positive contributor. Meanwhile, the SIMT High Yield Bond Fund was down 6.03%, primarily due to uncertainty in the credit markets.

Defensive Strategy Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

                                                         Annualized   Annualized
                                              One Year       3 Year    Inception
                                                Return       Return      to Date
--------------------------------------------------------------------------------
Defensive Strategy  Fund,
   Class A                                      -5.63%        2.57%        3.22%
--------------------------------------------------------------------------------
Defensive Strategy  Fund,
   Class I (2)                                  -6.22%        2.13%        3.18%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Defensive Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Lehman Aggregate Bond Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Defensive        Defensive                         Lehman      Merrill Lynch 3-Month
             Strategy Fund,    Strategy Fund,                  Aggregate Bond   U.S. Treasury Bill
                Class A           Class I      S&P 500 Index*     Index**          Index***
 11/17/03      $100,000          $100,000        $100,000        $100,000          $100,000
  3/31/04       102,902           103,004         108,577         103,109           100,361
  3/31/05       106,441           107,649         115,841         104,295           102,037
  3/31/06       112,626           113,829         129,429         106,652           105,638
  3/31/07       121,726           122,275         144,741         113,680           111,008
  3/31/08       114,873           114,669         137,388         122,399           116,137

  1 For the period ended March 31, 2008. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

  2 Class I shares have not been marketed and have a limited number of shares outstanding.

  * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                    9

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2008 (Unaudited)

Defensive Strategy Allocation Fund

Objectives

The Defensive Strategy Allocation Fund (the "Fund") seeks to generate investment income while providing opportunity for capital appreciation.

Strategy

Under normal conditions, a portion of the Fund is allocated to domestic equity funds. While the equity allocation emphasizes the SIMT U.S. Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, there is some exposure to funds with diversifying and income producing asset classes such as real estate investment trusts or international and emerging equities.

Analysis

The Defensive Strategy Allocation Fund, Class A, returned -7.61% for the fiscal year ended March 31, 2008. Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears. Performance was hurt by the allocation to the SIMT Real Estate Fund, which was down 17.00% for the year, while the SIMT U.S. Managed Volatility Fund fared better, but was still down 5.06%

The SIMT High Yield Bond Fund returned -6.03%, primarily due to uncertainty in the credit markets.

Defensive Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

                                                         Annualized   Annualized
                                              One Year       3 Year    Inception
                                                Return       Return      to Date
--------------------------------------------------------------------------------
Defensive Strategy
   Allocation Fund, Class A                     -7.61%        6.58%        5.71%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Defensive Strategy Allocation Fund, Class A, versus the S&P 500 Index and the Lehman Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Defensive
                         Strategy                           Lehman
                      Allocation Fund,                    Aggregate Bond
                         Class A        S&P 500 Index*       Index**
       11/17/03          $100,000          $100,000        $100,000
        3/31/04           102,094           108,577         103,109
        3/31/05           105,249           115,841         104,295
        3/31/06           121,141           129,429         106,652
        3/31/07           137,920           144,741         113,680
        3/31/08           127,424           137,388         122,399

 1 For the period ended March 31, 2008. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

 * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.


--------------------------------------------------------------------------------
10                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

Conservative Strategy Fund

Objectives

The Conservative Strategy Fund (the "Fund") seeks to manage risk of loss while providing the opportunity for modest capital appreciation.

Strategy

Investments in the Fund are chosen to grow assets subject to maintaining a particular level of stability. Stability is expressed as a targeted range for growth. The upper boundary of the range is the portfolio's highest historic value and increases over time as new highs are reached. The lower boundary of the range is 20% below the portfolio's highest historic value. Therefore, the strategy is designed to limit the risk of losing more than 20% from its highest historic value. The design of the strategy makes it particularly applicable to investors with required objectives and current goals.

The fixed income component of the Fund provides current income. Under normal conditions, a significant portion of the Fund's assets are allocated to the SDIT Ultra Short Bond Fund, which aims to deliver a steady return with lower volatility than a traditional bond or equity fund. Moderate allocations to the SIMT Enhanced Income Fund, SIMT Core Fixed Income Fund and the SIMT High Yield Bond Fund provide additional current income. The Fund may invest in the SIT Emerging Markets Debt Fund, though it is not currently so invested.

Under normal conditions, a portion of the Fund is allocated to equity funds. The equity allocation emphasizes the SIMT U.S. Managed Volatility Fund and SIMT Global Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. and global equity markets. Some exposure to diversifying and income producing asset classes such as real estate investment trusts may also be in the Fund.

Analysis

The Conservative Strategy Fund, Class A, returned -6.73% for the fiscal year ended March 31, 2008. The strategy suffered primarily due to the performance of its largest position, the SIMT Enhanced Income Fund, which was down 8.47% for the year. During the fourth quarter, the Fund's allocation to the Enhanced Income Fund was reduced significantly, from 41% to 15%, due to concerns of continuing credit market risk.

Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears. Allocations to focused equity products such as the SIMT U.S. Managed Volatility and SIMT Real Estate Fund contributed mixed results to the performance of the Fund. The SIMT U.S. Managed Volatility Fund returned -5.06% while the SIMT Real Estate Fund was down 17.00%. The allocation to global markets through the SIMT Global Managed Volatility Fund, also detracted from performance, as that Fund returned -12.04%.

On the bright side, the Fund's allocation to the SIMT Core Fixed Income Fund, a beneficiary of the "flight to quality" in the credit markets, returned 2.52%. The allocation to the SDIT Ultra Short Bond Fund helped performance, while the SIMT High Yield Bond Fund, down 6.03%, primarily due to uncertainty in the credit markets, was neutral to performance.

Conservative Strategy Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

                                                         Annualized   Annualized
                                              One Year       3 Year    Inception
                                                Return       Return      to Date
--------------------------------------------------------------------------------
Conservative Strategy
   Fund, Class A                                -6.73%        3.67%        4.69%
--------------------------------------------------------------------------------
Conservative Strategy
   Fund, Class I (2)                            -6.95%        3.49%        4.87%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Conservative Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Lehman Aggregate Bond Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Conservative       Conservative                           Lehman         Merrill 3-Month
                  Strategy Fund,     Strategy Fund,                      Aggregate Bond   U.S. Treasury Bill
                     Class A            Class I        S&P 500 Index*       Index**           Index***
  11/17/03          $100,000           $100,000          $100,000          $100,000          $100,000
   3/31/04           104,300            104,600           108,577           103,109           100,361
   3/31/05           109,640            111,054           115,841           104,295           102,037
   3/31/06           119,201            120,815           129,429           106,652           105,638
   3/31/07           130,978            132,281           144,741           113,680           111,008
   3/31/08           122,163            123,087           137,388           122,399           116,137

  1 For the period ended March 31, 2008. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

  2 Prior to 2007, the Class I shares had a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

  * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   11

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2008 (Unaudited)

Conservative Strategy Allocation Fund

Objectives

The Conservative Strategy Allocation Fund (the "Fund") seeks to generate investment income while providing opportunity for capital appreciation.

Strategy

Under normal conditions, a portion of the Fund is allocated to domestic equity funds. While the equity allocation emphasizes the SIMT U.S. Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, there is some exposure to funds with diversifying and income producing asset classes such as real estate investment trusts or international and emerging equities may also be in the Fund.

Analysis

The Conservative Strategy Allocation Fund, Class A, returned -7.98% for the fiscal year ended March 31, 2008. Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears. Performance was hurt by the allocation to the SIMT Real Estate Fund, which was down 17.00% for the year, while the SIMT U.S. Managed Volatility Fund fared better, but was still down 5.06%

The SIMT High Yield Bond Fund returned -6.03%, primarily due to uncertainty in the credit markets

Conservative Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

                                                         Annualized   Annualized
                                              One Year       3 Year    Inception
                                                Return       Return      to Date
--------------------------------------------------------------------------------
Conservative Strategy
   Allocation Fund, Class A                     -7.98%        6.93%        7.00%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Conservative Strategy Allocation Fund, Class A, versus the S&P 500 Index and the Lehman Aggregate Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Conservative                        Lehman
              Strategy                        Aggregate Bond
           Allocation Fund,  S&P 500 Index*      Index**
             Class A
11/17/03     $100,000          $100,000         $100,000
 3/31/04      104,498           108,577          103,109
 3/31/05      109,911           115,841          104,295
 3/31/06      127,816           129,429          106,652
 3/31/07      146,055           144,741          113,680
 3/31/08      134,400           137,388          122,399

 1 For the period ended March 31, 2008. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

 * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.


--------------------------------------------------------------------------------
12                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

Moderate Strategy Fund

Objectives

The Moderate Strategy Fund (the "Fund") seeks capital appreciation while managing the risk of loss.

Strategy

Investments in the Fund are chosen to grow assets subject to maintaining a particular level of stability. Stability is expressed as a targeted range for growth. The upper boundary of the range is the portfolio's highest historic value and increases over time as new highs are reached. The lower boundary of the range is 30% below the portfolio's highest historic value. Therefore, the strategy is designed to limit the risk of losing more than 30% from its highest historic value. The design of the strategy makes it particularly applicable to investors with required objectives and current goals.

The fixed income component of the Fund provides current income. Under normal conditions, a portion of the Fund's assets are allocated to the SIMT Enhanced Income Fund, which utilizes a mix of investment strategies that aim to deliver a return premium versus cash, but with lower volatility than a traditional bond or equity fund. Allocations to the SIMT Core Fixed Income Fund and SIMT High Yield Bond Fund provide additional current income.

Under normal conditions, the Fund's equity allocation emphasizes the SIMT Managed Volatility Fund and SIMT Global Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. and global equity markets. Smaller allocations to diversifying, return-enhancing and income-producing asset classes such as large cap value equity, large cap growth equity and real estate investment trusts are also included in the Fund.

Analysis

The Moderate Strategy Fund, Class A, returned -6.15% for the fiscal year ended March 31, 2008. The strategy benefited from its allocation to the SIMT Core Fixed Income Fund, which returned 2.52%, and was helped by the "flight to quality" in the credit markets. The allocation to the SIMT Enhanced Income Fund, which was down 8.47%, hurt performance, while the allocation to the SIMT High Yield Bond Fund, down 6.03%, was neutral to performance.

Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears. Allocations to focused equity products such as SIMT U.S. Managed Volatility and SIMT Real Estate Fund contributed mixed results to the performance of the Moderate Strategy. The SIMT U.S. Managed Volatility Fund returned -5.06% while the SIMT Real Estate Fund was down 17.00%.

The allocation to global markets through the SIMT Global Managed Volatility Fund, also detracted from performance, as that Fund returned -12.04%. The Fund's large cap exposure also had mixed results as the SIMT Large Cap Growth Fund was down just 0.52%, while the SIMT Large Cap Value Fund returned -12.19%.

Moderate Strategy Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

                                                         Annualized   Annualized
                                              One Year       3 Year    Inception
                                                Return       Return      to Date
--------------------------------------------------------------------------------
Moderate Strategy
   Fund, Class A                                -6.15%        4.77%        6.32%
--------------------------------------------------------------------------------
Moderate Strategy
   Fund, Class I (2)                            -6.32%        4.80%        6.66%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Moderate Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Lehman Aggregate Bond Index, the MSCI EAFE Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    Moderate          Moderate                            Lehman                          Merrill Lynch 3-Month
                  Strategy Fund,    Strategy Fund,                      Aggregate Bond                      U.S. Treasury Bill
                    Class A           Class I          S&P 500 Index*      Index**     MSCI EAFE Index***      Index****
 11/17/03          $100,000          $100,000           $100,000          $100,000          $100,000           $100,000
 03/31/04           106,899           107,302            108,577           103,109           115,407            100,361
 03/31/05           113,656           115,178            115,841           104,295           132,787            102,037
 03/31/06           126,033           128,378            129,429           106,652           165,200            105,638
 03/31/07           139,253           141,498            144,741           113,680           198,570            111,008
 03/31/08           130,689           132,555            137,388           122,399           193,209            116,137

   1 For the period ended March 31, 2008. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

  2 Prior to 2007, the Class I shares had a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

   * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

  ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

 *** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

**** The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   13

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2008 (Unaudited)

Moderate Strategy Allocation Fund

Objectives

The Moderate Strategy Allocation Fund (the "Fund") seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

Strategy

Under normal conditions, a majority of the Fund's equity portion is allocated to domestic equity funds. While the equity allocation emphasizes the SIMT U.S. Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, smaller allocations to tax-managed U.S. equity and real estate investment trusts are also included in the Fund. A small allocation to international equities provides further diversification in the Fund. Emerging equities and debt may also be used to provide for further diversification in the Fund.

Analysis

The Moderate Strategy Allocation Fund, Class A, returned -6.65% for the fiscal year ended March 31, 2008. Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears. Performance was hurt by the allocation to SIMT Real Estate Fund, which was down 17.00% for the year, while the SIMT Managed Volatility Fund fared better, but was still down 5.06%. The allocation to the SIT International Equity Fund also detracted from performance, down 7.14%.

The High Yield Bond Fund returned -6.03%, primarily due to uncertainty in the credit markets

Moderate Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

                                                         Annualized   Annualized
                                              One Year       3 Year    Inception
                                                Return       Return      to Date
--------------------------------------------------------------------------------
Moderate Strategy
   Allocation Fund, Class A                     -6.65%        6.82%        7.33%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Moderate Strategy Allocation Fund, Class A, versus the S&P 500 Index, the Lehman Aggregate Bond Index and the MSCI EAFE Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Moderate                          Lehman
          Strategy Allocation                 Aggregate Bond
             Fund, Class A    S&P 500 Index*     Index**      MSCI EAFE Index***
 11/17/03      $100,000         $100,000        $100,000         $100,000
  3/31/04       105,800          108,577         103,109          115,407
  3/31/05       111,735          115,841         104,295          132,787
  3/31/06       128,473          129,429         106,652          165,200
  3/31/07       145,894          144,741         113,680          198,570
  3/31/08       136,192          137,388         122,399          193,209

  1 For the period ended March 31, 2008. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

  * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
14                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

Aggressive Strategy Fund

Objectives

The Aggressive Strategy Fund (the "Fund") seeks long-term capital appreciation.

Strategy

The Fund may be appropriate for long-term goals for which the investor is seeking growth without sensitivity to a particular type of risk. The strategy is primarily invested in equity funds, both domestic and international. Therefore, over time the strategy will capture the return premium provided by the global equity markets. Additional return premiums are targeted through allocations to high yield bond funds and emerging market debt funds, diversifying the sources of return.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis

The Tax-Managed Aggressive Strategy Fund, Class A, returned -7.83% for the fiscal year ended March 31, 2008. Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears. The Strategy's largest component, the SIMT Large Cap Diversified Alpha Fund, returned -9.58%. Allocations to small cap also hurt performance as the SIMT Small Cap Growth Fund returned -15.89%, the SIMT Small Cap Value Fund was down 15.21%, and SIMT Small/Mid Cap Diversified Alpha Fund lost 20.20%.

The strategy benefited from allocations to foreign markets, which generally outperformed the U.S. as the dollar continued to fall. While the SIT International Equity Fund fell 7.14%, the SIT Emerging Markets Equity Fund returned 14.99%.

The portion of the strategy allocated to fixed income also contributed positively. While the SIMT High Yield Bond Fund returned -6.03% primarily due to continued uncertainty in the credit markets, the SIT Emerging Markets Debt Fund was up 2.75%.

Aggressive Strategy Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

                                                         Annualized   Annualized
                                              One Year       3 Year    Inception
                                                Return       Return      to Date
--------------------------------------------------------------------------------
Aggressive Strategy
   Fund, Class A                                -7.83%        6.69%        8.47%
--------------------------------------------------------------------------------
Aggressive Strategy
   Fund, Class I                                -8.10%        6.27%        7.99%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Aggressive Strategy Fund, Class A and Class I, versus the S&P 500 Index and the MSCI EAFE Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Aggressive        Aggressive
            Strategy Fund,    Strategy Fund,
              Class A           Class I      S&P 500 Index*    MSCI EAFE Index**
11/17/03     $100,000          $100,000         $100,000         $100,000
 3/31/04      108,911           108,709          108,577          115,407
 3/31/05      117,482           116,580          115,841          132,787
 3/31/06      138,511           136,585          129,429          165,200
 3/31/07      154,773           152,251          144,741          198,570
 3/31/08      142,654           139,918          137,388          193,209

1 For the period ended March 31, 2008. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   15

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2008 (Unaudited)

Tax-Managed Aggressive Strategy Fund

Objectives

The Tax-Managed Aggressive Strategy Fund (the "Fund") seeks long-term capital appreciation.

Strategy

The Fund may be appropriate for long-term goals for which the investor is seeking growth without sensitivity to a particular type of risk. The strategy is primarily invested in equity funds, both domestic and international. Therefore, over time the strategy will capture the return premium provided by the global equity markets. Additional return premiums are targeted through allocations to high yield bond funds and emerging market debt funds, diversifying the sources of return.

Under normal conditions, a majority of the Fund's equity portion is allocated to tax-managed U.S. equity funds. Style diversification through style-neutral equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis

The Tax-Managed Aggressive Strategy Fund, Class A, returned -6.05% for the fiscal year ended March 31, 2008. Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears. The strategy's largest component, the SIMT Tax-Managed Large Cap Fund, returned -5.62%. Small cap stocks underperformed large caps, and the allocation to the SIMT Tax-Managed Small Cap Fund detracted from performance, down 13.31%.

International equity markets generally outperformed the U.S. as the dollar continued to fall. The Fund's developed market international exposure, represented by the SIT International Equity Fund also detracted from performance, down 7.14%, while exposure to emerging markets was a positive, with the SIT Emerging Markets Equity Fund returning 14.99%.

While the SIMT High Yield Bond Fund returned -6.03% primarily due to continued uncertainty in the credit markets, the SIT Emerging Markets Debt Fund contributed positively, up 2.75%.

Tax-Managed Aggressive Strategy Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

                                                        Annualized   Annualized
                                             One Year       3 Year    Inception
                                               Return       Return      to Date
--------------------------------------------------------------------------------
Tax-Managed Aggressive
   Strategy Fund, Class A                      -6.05%        6.89%        8.62%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Aggressive Strategy Fund, Class A, versus the S&P 500 Index and the MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Tax-Managed
                     Aggressive
                    Strategy Fund,
                      Class A          S&P 500 Index*    MSCI EAFE Index**
   11/17/03           $100,000           $100,000          $100,000
    3/31/04            108,896            108,577           115,407
    3/31/05            117,499            115,841           132,787
    3/31/06            137,885            129,429           165,200
    3/31/07            152,722            144,741           198,570
    3/31/08            143,482            137,388           193,209

 1 For the period ended March 31, 2008. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

 * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
16                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

Core Market Strategy Fund

Objectives

The Core Market Strategy Fund (the "Fund") seeks capital appreciation while maintaining broad equity and fixed income market participation.

Strategy

Broad U.S. fixed income participation is maintained through an allocation to core U.S. fixed income funds, which is expected to comprise about 50% of the portfolio over time. Broad U.S. equity participation is maintained through style-neutral mandates in U.S. equity funds. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification.

The fixed income component of the Fund invests in funds which invest in intermediate-term bonds to provide broad participation in the U.S. fixed income market. Additional allocations to high yield bonds and emerging market debt provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis

The Core Market Strategy Fund, Class A, returned -2.61% for the fiscal year ended March 31, 2008. The strategy's large allocation to the SIMT Core Fixed Income Fund, a beneficiary of the "flight to quality" in the credit markets, was a strong contributor, returning 2.52%.

Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears. The strategy's largest equity component, the SIMT Large Cap Diversified Alpha Fund, returned -9.58%. Allocations to small cap also hurt performance as the SIMT Small Cap Growth Fund returned -15.89%, the SIMT Small Cap Value Fund was down 15.21%, and SIMT Small-Mid Cap Diversified Alpha Fund lost 20.20%.

While international equity markets generally outperformed the U.S as the dollar continued to fall, the allocation to the SIT International Equity Fund, which fell 7.14%, hurt performance, while the allocation to the SIT Emerging Markets Equity Fund, which returned 14.99%, contributed positively.

The Fund's other fixed income allocations posted mixed results. The SIMT High Yield Bond Fund returned -6.03% primarily due to continued uncertainty in the credit markets, while the SIT Emerging Markets Debt Fund was up 2.75%.

Core Market Strategy Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

                                                        Annualized   Annualized
                                            One Year        3 Year    Inception
                                              Return        Return      to Date
--------------------------------------------------------------------------------
Core Market Strategy
   Fund, Class A                              -2.61%         5.31%        6.11%
--------------------------------------------------------------------------------
Core Market Strategy
   Fund, Class I (2)                          -2.78%         5.55%        6.61%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Core Market Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Lehman Aggregate Bond Index and the MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Core              Core                              Lehman
            Market Strategy   Market Strategy                     Aggregate Bond
            Fund, Class A     Fund, Class I      S&P 500 Index*       Index**      MSCI EAFE Index***
11/17/03       $100,000          $100,000          $100,000         $100,000          $100,000
 3/31/04        105,997           106,205           108,577          103,109           115,407
 3/31/05        110,937           112,461           115,841          104,295           132,787
 3/31/06        121,676           124,348           129,429          106,652           165,200
 3/31/07        133,052           136,036           144,741          113,680           198,570
 3/31/08        129,580           132,255           137,388          122,399           193,209

  1 For the period ended March 31, 2008. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

  2 Prior to 2007, the Class I shares had a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

  * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   17

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2008 (Unaudited)

Core Market Strategy Allocation Fund

Objectives

The Core Market Strategy Allocation Fund (the "Fund") seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

Strategy

Broad U.S. equity participation is maintained through tax-managed, style-neutral mandates in U.S. equity funds. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification. Additional allocations to high yield bond funds and emerging market debt provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through tax-managed, style-neutral equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis

The Core Market Strategy Allocation Fund, Class A, returned -6.01% for the fiscal year ended March 31, 2008. Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears. The strategy's largest component, the SIMT Tax-Managed Large Cap Fund, returned -5.62%. Small cap stocks underperformed large caps, and the allocation to the SIMT Tax-Managed Small Cap Fund detracted from performance, down 13.31%.

International equity markets generally outperformed the U.S as the dollar continued to fall. The Fund's developed market international exposure, represented by the SIT International Equity Fund, detracted from performance, down 7.14%, while exposure to emerging markets was a positive, with the SIT Emerging Market Equity Fund returning 14.99%.

The SIMT High Yield Bond Fund returned -6.03%, primarily due to uncertainty in the credit markets. While the SIT Emerging Market Debt Fund returned 2.75%.

Core Market Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

                                                        Annualized   Annualized
                                            One Year        3 Year    Inception
                                              Return        Return      to Date
--------------------------------------------------------------------------------
Core Market Strategy
   Allocation Fund, Class A                   -6.01%         6.88%        7.25%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Core Market Strategy Allocation Fund, Class A, versus the S&P 500 Index, the Lehman Aggregate Bond Index and the MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Core                            Lehman
             Market Strategy                   Aggregate Bond
             Allocation Fund    S&P 500 Index*    Index**     MSCI EAFE Index***
 11/17/03       $100,000          $100,000       $100,000       $100,000
  3/31/04        105,411           108,577        103,109        115,407
  3/31/05        111,240           115,841        104,295        132,787
  3/31/06        130,474           129,429        106,652        165,200
  3/31/07        144,487           144,741        113,680        198,570
  3/31/08        135,803           137,388        122,399        193,209

  1 For the period ended March 31, 2008. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

  * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
18                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

Market Growth Strategy Fund

Objectives

The Market Growth Strategy Fund (the "Fund") seeks capital appreciation while maintaining broad equity and fixed income market participation.

Strategy

Broad U.S. fixed income participation is maintained through an allocation to core U.S. fixed income funds, which is expected to comprise about 25% of the portfolio over time. Broad U.S. equity participation is maintained through style neutral mandates in U.S. equity funds. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification.

The fixed income component of the Fund invests in funds which invest in intermediate-term bond funds to provide broad participation in the U.S. fixed income market. Additional allocations to high yield bond funds and emerging market debt funds provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis

The Market Growth Strategy Fund, Class A, returned -5.43% for the fiscal year ended March 31, 2008. Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears. The strategy's largest component, the SIMT Large Cap Diversified Alpha Fund, returned -9.58%. Allocations to small cap also hurt performance as the SIMT Small Cap Growth Fund returned -15.89%, the SIMT Small Cap Value Fund was down 15.21%, and SIMT Small/Mid Cap Diversified Alpha Fund lost 20.20%.

While international equity markets generally outperformed the U.S. as the dollar continued to fall, the allocation to the SIT International Equity Fund, which fell 7.14%, hurt performance, while the allocation to the SIT Emerging Markets Equity Fund, which returned 14.99%, contributed positively.

The strategy's allocations to the SIMT Core Fixed Income Fund, and SIT Emerging Markets Debt Fund also contributed positively to performance. SIMT Core Fixed Income Fund, a beneficiary of the "flight to quality" in the credit markets, returned 2.52%, while SIT Emerging Markets Debt was up 2.75%. Meanwhile, the SIMT High Yield Bond Fund returned -6.03%, detracting from performance, primarily due to continued uncertainty in the credit markets.

Market Growth Strategy Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

                                                        Annualized   Annualized
                                            One Year        3 Year    Inception
                                              Return        Return      to Date
--------------------------------------------------------------------------------
Market Growth Strategy
   Fund, Class A                              -5.43%         5.92%        7.02%
--------------------------------------------------------------------------------
Market Growth Strategy
   Fund, Class I(2)                           -5.70%         6.06%        6.73%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Market Growth Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Lehman Aggregate Bond Index and the MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Market           Market                            Lehman
              Growth Strategy   Growth Strategy                   Aggregate Bond
              Fund, Class A      Fund, Class I     S&P 500 Index*    Index**      MSCI EAFE Index***
  11/17/03       $100,000          $100,000          $100,000       $100,000          $100,000
   3/31/04        106,310           105,794           108,577        103,109           115,407
   3/31/05        113,221           111,390           115,841        104,295           132,787
   3/31/06        128,754           127,341           129,429        106,652           165,200
   3/31/07        142,274           140,916           144,741        113,680           198,570
   3/31/08        134,548           132,884           137,388        122,399           193,209

  1 For the period ended March 31, 2008. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

  2 Prior to 2007, the Class I shares had a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

  * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   19

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2008 (Unaudited)

Market Growth Strategy Allocation Fund

Objectives

The Market Growth Strategy Allocation Fund (the "Fund") seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

Strategy

Broad U.S. equity participation is maintained through tax-managed, style-neutral mandates in U.S. equity funds. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification. Additional allocations to high yield bond funds and emerging market debt funds provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through tax-managed, style-neutral equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis

The Market Growth Strategy Allocation Fund, Class A, returned -6.10% for the fiscal year ended March 31, 2008. Overall, stocks performed poorly during the period, primarily due to fallout from the housing and credit crises, rising oil prices, falling consumer sentiment, and overall recession fears. The strategy's largest component, the SIMT Tax-Managed Large Cap Fund, returned -5.62%. Small cap stocks underperformed large caps, and the allocation to the SIMT Tax-Managed Small Cap Fund detracted from performance, down 13.31%.

International equity markets generally outperformed the U.S. as the dollar continued to fall. The Fund's developed market international exposure, represented by the SIT International Equity Fund, detracted from performance, down 7.14%, while exposure to emerging markets was a positive, with the SIT Emerging Markets Equity Fund returning 14.99%.

The SIMT High Yield Bond Fund returned -6.03%, primarily due to uncertainty in the credit markets. While the SIT Emerging Market Debt Fund returned 2.75%.

Market Growth Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

                                                        Annualized   Annualized
                                            One Year        3 Year    Inception
                                              Return        Return      to Date
--------------------------------------------------------------------------------
Market Growth Strategy
   Allocation Fund, Class A                   -6.10%         6.76%        7.66%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Market Growth Strategy Allocation Fund, Class A, versus the S&P 500 Index, the Lehman Aggregate Bond Index and the MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Market
            Growth Strategy                      Lehman
            Allocation Fund,                  Aggregate Bond
                Class A       S&P 500 Index*     Index**      MSCI EAFE Index***
 11/17/03      $100,000         $100,000        $100,000         $100,000
  3/31/04       106,605          108,577         103,109          115,407
  3/31/05       113,450          115,841         104,295          132,787
  3/31/06       132,815          129,429         106,652          165,200
  3/31/07       147,013          144,741         113,680          198,570
  3/31/08       138,046          137,388         122,399          193,209

  1 For the period ended March 31, 2008. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

  * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

 ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
20                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

SCHEDULE OF INVESTMENTS

Diversified Conservative Income Fund

March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 Fixed Income Fund                                                         55.4%
 Equity Funds                                                              24.5%
 Money Market Fund                                                         20.1%

+ Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

FIXED INCOME FUND -- 55.5%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*                 3,041,391   $      30,657
                                                                  --------------

Total Fixed Income Fund
   (Cost $31,794) ($ Thousands)                                          30,657
                                                                  --------------

EQUITY FUNDS -- 24.5%
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A                                          1,220,447          11,655
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A                      39,111             622
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                       41,175             655
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified Alpha
     Fund, Class A                                       76,248             617
                                                                  --------------

Total Equity Funds
   (Cost $14,323) ($ Thousands)                                          13,549
                                                                  --------------

MONEY MARKET FUND -- 20.1%
   SEI Liquid Asset Trust
     Prime Obligation Fund,
     Class A, 2.86% (A)                              11,122,620          11,123
                                                                  --------------

Total Money Market Fund
   (Cost $11,123) ($ Thousands)                                          11,123
                                                                  --------------

Total Investments -- 100.1%
   (Cost $57,240) ($ Thousands)                                   $      55,329
                                                                  ==============

Percentages are based on Net Assets of $55,299 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of March 31, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   21

SCHEDULE OF INVESTMENTS

Diversified Conservative Fund

March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Fund                                                          58.9%
Equity Funds                                                               40.1%
Money Market Fund                                                           1.0%

+    Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 99.1%

FIXED INCOME FUND -- 58.4%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*                 4,382,556   $      44,176
                                                                  --------------

Total Fixed Income Fund
   (Cost $45,786) ($ Thousands)                                          44,176
                                                                  --------------

EQUITY FUNDS -- 39.7%
   SEI Institutional International Trust
     International Equity Fund, Class A                 498,601           6,038
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A                                          2,134,798          20,386
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A                      74,937           1,191
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                       77,226           1,229
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified Alpha
     Fund, Class A                                      147,934           1,197
                                                                  --------------
Total Equity Funds
   (Cost $30,344) ($ Thousands)                                          30,041
                                                                  --------------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund,
     Class A, 2.86% (A)                                 748,569             749
                                                                  --------------
Total Money Market Fund
   (Cost $749) ($ Thousands)                                                749
                                                                  --------------
Total Investments -- 99.1%
   (Cost $76,879) ($ Thousands)                                   $      74,966
                                                                  ==============

Percentages are based on Net Assets of $75,659 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of March 31, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
22                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

Diversified Global Moderate Growth Fund

March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                                                               59.8%
Fixed Income Funds                                                         39.1%
Money Market Fund                                                           1.1%

+    Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 102.0%

EQUITY FUNDS -- 61.0%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            113,369   $       1,775
   SEI Institutional International Trust
     International Equity Fund, Class A               2,099,278          25,422
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A                                          7,212,188          68,877
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A                     241,207           3,833
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      256,274           4,077
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified Alpha
     Fund, Class A                                      482,571           3,904
                                                                  --------------
Total Equity Funds
   (Cost $109,448) ($ Thousands)                                        107,888
                                                                  --------------

FIXED INCOME FUNDS -- 39.9%
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A                                          5,551,273          55,957
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                            711,106           7,303
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                      997,235           7,360
                                                                  --------------
Total Fixed Income Funds
   (Cost $74,074) ($ Thousands)                                          70,620
                                                                  --------------

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

MONEY MARKET FUND -- 1.1%
   SEI Liquid Asset Trust
     Prime Obligation Fund,
     Class A, 2.86% (A)                               1,913,079   $       1,913
                                                                  --------------

Total Money Market Fund
   (Cost $1,913) ($ Thousands)                                            1,913
                                                                  --------------

Total Investments -- 102.0%
   (Cost $185,435) ($ Thousands)                                  $     180,421
                                                                  ==============

Percentages are based on Net Assets of $176,912 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of March 31, 2008.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   23

SCHEDULE OF INVESTMENTS

Diversified Moderate Growth Fund

March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                                                               59.9%
Fixed Income Fund                                                          39.1%
Money Market Fund                                                           1.0%

+    Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.3%

EQUITY FUNDS -- 60.1%
   SEI Institutional International Trust
     International Equity Fund, Class A               1,762,645   $      21,346
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A                                          7,507,437          71,696
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A                     262,401           4,169
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      273,860           4,357
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified Alpha
     Fund, Class A                                      522,589           4,228
                                                                  --------------
Total Equity Funds
   (Cost $107,708) ($ Thousands)                                        105,796
                                                                  --------------

FIXED INCOME FUND -- 39.2%
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A                                          6,840,163          68,949
                                                                  --------------

Total Fixed Income Fund
   (Cost $71,360) ($ Thousands)                                          68,949
                                                                  --------------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund,
     Class A, 2.86% (A)                               1,829,987           1,830
                                                                  --------------

Total Money Market Fund
   (Cost $1,830) ($ Thousands)                                            1,830
                                                                  --------------

Total Investments -- 100.3%
   (Cost $180,898) ($ Thousands)                                  $     176,575
                                                                  ==============

Percentages are based on Net Assets of $176,105 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of March 31, 2008.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
24                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

Diversified Global Growth Fund

March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                                                               80.2%
Fixed Income Funds                                                         18.8%
Money Market Fund                                                           1.0%

+    Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.6%

EQUITY FUNDS -- 80.7%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            293,167   $       4,591
   SEI Institutional International Trust
     International Equity Fund, Class A               3,427,271          41,504
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A*                                        12,098,714         115,543
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A                     417,342           6,631
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      447,727           7,123
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified Alpha
     Fund, Class A                                      831,979           6,731
                                                                  --------------

Total Equity Funds
   (Cost $185,103) ($ Thousands)                                        182,123
                                                                  --------------

FIXED INCOME FUNDS -- 18.9%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A                  3,329,141          33,558
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                            441,443           4,533
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                      616,656           4,551
                                                                  --------------

Total Fixed Income Funds
   (Cost $44,815) ($ Thousands)                                          42,642
                                                                  --------------

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund,
     Class A, 2.86% (A)                               2,318,631   $       2,319
                                                                  --------------

Total Money Market Fund
   (Cost $2,319) ($ Thousands)                                            2,319
                                                                  --------------

Total Investments -- 100.6%
   (Cost $232,237) ($ Thousands)                                  $     227,084
                                                                  ==============

Percentages are based on Net Assets of $225,826 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of March 31, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. Since the investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Funds represents greater than 75% of the total investments of certain other funds included in this Annual Report, the Semi-Annual Report as of March 31, 2008 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included in the back of these financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   25

SCHEDULE OF INVESTMENTS

Diversified Global Stock Fund

March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                                                               99.0%
Money Market Fund                                                           1.0%

+    Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 101.0%

EQUITY FUNDS -- 100.0%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            132,131   $       2,069
   SEI Institutional International Trust
     International Equity Fund, Class A               2,010,746          24,350
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A*                                         7,012,192          66,966
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A                     244,361           3,883
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      244,989           3,898
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified Alpha
     Fund, Class A                                      482,629           3,905
                                                                  --------------

Total Equity Funds
   (Cost $108,576) ($ Thousands)                                        105,071
                                                                  --------------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund,
     Class A, 2.86% (A)                               1,017,151           1,017
                                                                  --------------

Total Money Market Fund
   (Cost $1,017) ($ Thousands)                                            1,017
                                                                  --------------

Total Investments -- 101.0%
   (Cost $109,593) ($ Thousands)                                  $     106,088
                                                                  ==============

Percentages are based on Net Assets of $105,025 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of March 31, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. Since the investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Funds represents greater than 75% of the total investments of certain other funds included in this Annual Report, the Semi-Annual Report as of March 31, 2008 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included in the back of these financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
26                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

Diversified U.S. Stock Fund

March 31, 2008

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                                                               99.1%
Money Market Fund                                                           0.9%

+ Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.3%

EQUITY FUNDS -- 99.4%
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A*                                        5,731,741   $      54,738
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                    198,162           3,149
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                     198,676           3,161
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                                     391,352           3,166
                                                                  --------------
Total Equity Funds
   (Cost $68,040) ($ Thousands)                                          64,214
                                                                  --------------
MONEY MARKET FUND -- 0.9%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      2.86% (A)                                         581,594             582
                                                                  --------------
Total Money Market Fund
   (Cost $582) ($ Thousands)                                                582
                                                                  --------------
Total Investments -- 100.3%
   (Cost $68,622) ($ Thousands)                                   $      64,796
                                                                  ==============

Percentages are based on Net Assets of $64,597 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of March 31, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 75% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. Due to the Funds investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha being greater than 75%, the Semi-Annual Report as of March 31, 2008 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included in the back of these financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   27

SCHEDULE OF INVESTMENTS

Defensive Strategy Fund

March 31, 2008

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds                                                         30.2%
Equity Funds                                                                5.4%
Money Market Fund                                                          64.4%

+ Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.3%

FIXED INCOME FUNDS -- 30.3%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                   536,889   $       5,412
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A                     563,574           4,903
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     707,888           5,224
                                                                  --------------
Total Fixed Income Funds
   (Cost $16,821) ($ Thousands)                                          15,539
                                                                  --------------
EQUITY FUNDS -- 5.4%
   SEI Institutional Managed Trust
      Global Managed Volatility Fund,
      Class A                                            45,141             428
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                          29,138             433
SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                           166,511           1,927
                                                                  --------------
Total Equity Funds
   (Cost $2,401) ($ Thousands)                                            2,788
                                                                  --------------
MONEY MARKET FUND -- 64.6%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      2.86%* (A)                                     33,113,286          33,113
                                                                  --------------
Total Money Market Fund
   (Cost $33,113) ($ Thousands)                                          33,113
                                                                  --------------
Total Investments -- 100.3%
   (Cost $52,335) ($ Thousands)                                   $      51,440
                                                                  ==============

Percentages are based on Net Assets of $51,283 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of March 31, 2008.

* The Fund's investment in the SEI Liquid Asset Trust Prime Obligation Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Liquid Asset Trust Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Liquid Asset Trust Prime Obligation Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
28                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

Defensive Strategy Allocation Fund

March 31, 2008

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                                                               60.2%
Fixed Income Fund                                                          39.5%
Money Market Fund                                                           0.3%

+ Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 60.3%
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         234,225   $       3,483
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                           591,647           6,845
                                                                  --------------
Total Equity Funds
   (Cost $9,835) ($ Thousands)                                           10,328
                                                                  --------------
FIXED INCOME FUND -- 39.5%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     917,591           6,772
                                                                  --------------
Total Fixed Income Fund
   (Cost $7,706) ($ Thousands)                                            6,772
                                                                  --------------
MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      2.86% (A)                                          44,221              44
                                                                  --------------
Total Money Market Fund
   (Cost $44) ($ Thousands)                                                  44
                                                                  --------------
Total Investments -- 100.1%
   (Cost $17,585) ($ Thousands)                                   $      17,144
                                                                  ==============

Percentages are based on Net Assets of $17,127 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of March 31, 2008.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   29

SCHEDULE OF INVESTMENTS

Conservative Strategy Fund

March 31, 2008

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds                                                         65.9%
Equity Funds                                                               33.8%
Money Market Fund                                                           0.3%

+ Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.2%

FIXED INCOME FUNDS -- 66.0%
   SEI Daily Income Trust
      Ultra Short Bond Fund, Class A                  3,597,654   $      34,250
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                 1,279,029          12,892
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A                   2,253,993          19,610
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   2,692,458          19,870
                                                                  --------------
Total Fixed Income Funds
   (Cost $92,059) ($ Thousands)                                          86,622
                                                                  --------------
EQUITY FUNDS -- 33.9%
   SEI Institutional Managed Trust
      Global Managed Volatility Fund,
      Class A                                         1,393,716          13,199
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         519,027           7,718
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                         2,040,814          23,612
                                                                  --------------
Total Equity Funds
   (Cost $42,830) ($ Thousands)                                          44,529
                                                                  --------------
MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      2.86% (A)                                         353,493             353
                                                                  --------------
Total Money Market Fund
   (Cost $353) ($ Thousands)                                                353
                                                                  --------------
Total Investments -- 100.2%
   (Cost $135,242) ($ Thousands)                                  $     131,504
                                                                  ==============

Percentages are based on Net Assets of $131,208 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of March 31, 2008.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
30                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

Conservative Strategy Allocation Fund

March 31, 2008

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                                                               67.0%
Fixed Income Fund                                                          32.8%
Money Market Fund                                                           0.2%

+ Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.2%

EQUITY FUNDS -- 67.1%
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         623,120   $       9,266
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                         1,628,008          18,836
                                                                  --------------
Total Equity Funds
   (Cost $25,847) ($ Thousands)                                          28,102
                                                                  --------------
FIXED INCOME FUND -- 32.8%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   1,864,302          13,758
                                                                  --------------
Total Fixed Income Fund
   (Cost $15,859) ($ Thousands)                                          13,758
                                                                  --------------
MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      2.86% (A)                                         105,050             105
                                                                  --------------
Total Money Market Fund
   (Cost $105) ($ Thousands)                                                105
                                                                  --------------
Total Investments -- 100.2%
   (Cost $41,811) ($ Thousands)                                   $      41,965
                                                                  ==============

Percentages are based on Net Assets of $41,902 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of March 31, 2008.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   31

SCHEDULE OF INVESTMENTS

Moderate Strategy Fund

March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds                                                         53.7%
Equity Funds                                                               46.0%
Money Market Fund                                                           0.3%

+ Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.2%

FIXED INCOME FUNDS -- 53.8%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                 9,403,310   $      94,785
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A                  10,413,719          90,599
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   9,789,500          72,247
                                                                  --------------
Total Fixed Income Funds
   (Cost $281,297) ($ Thousands)                                        257,631
                                                                  --------------

EQUITY FUNDS -- 46.1%
   SEI Institutional Managed Trust
      Global Managed Volatility Fund,
      Class A                                         7,609,353          72,060
   SEI Institutional Managed Trust
      Large Cap Growth Fund, Class A                  1,142,833          24,057
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                   1,327,416          24,000
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                       1,918,922          28,534
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                         6,251,677          72,332
                                                                  --------------
Total Equity Funds
   (Cost $220,064) ($ Thousands)                                        220,983
                                                                  --------------

MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      2.86% (A)                                       1,224,557           1,225
                                                                  --------------
Total Money Market Fund
   (Cost $1,225) ($ Thousands)                                            1,225
                                                                  --------------
Total Investments -- 100.2%
   (Cost $502,586) ($ Thousands)                                  $     479,839
                                                                  ==============

Percentages are based on Net Assets of $479,023 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of March 31, 2008.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
32                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

Moderate Strategy Allocation Fund

March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                                                               82.0%
Fixed Income Fund                                                          17.7%
Money Market Fund                                                           0.3%

+ Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 82.1%
   SEI Institutional International Trust
      International Equity Fund, Class A                906,694   $      10,980
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         724,503          10,773
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A                                         1,709,320          21,657
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                         4,787,265          55,389
                                                                  --------------
Total Equity Funds
   (Cost $93,638) ($ Thousands)                                          98,799
                                                                  --------------

FIXED INCOME FUND -- 17.7%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   2,891,644          21,340
                                                                  --------------
Total Fixed Income Fund
   (Cost $24,566) ($ Thousands)                                          21,340
                                                                  --------------

MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      2.86% (A)                                         317,561             318
                                                                  --------------
Total Money Market Fund
   (Cost $318) ($ Thousands)                                                318
                                                                  --------------
Total Investments -- 100.1%
   (Cost $118,522) ($ Thousands)                                  $     120,457
                                                                  ==============

Percentages are based on Net Assets of $120,365 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of March 31, 2008.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   33

SCHEDULE OF INVESTMENTS

Aggressive Strategy Fund

March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                                                               79.7%
Fixed Income Funds                                                         20.0%
Money Market Fund                                                           0.3%

+ Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.4%

EQUITY FUNDS -- 80.0%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                           528,280   $       8,273
   SEI Institutional International Trust
      International Equity Fund, Class A              6,249,003          75,675
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                        20,763,629         198,293
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                  1,053,052          16,733
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                   1,063,081          16,914
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                                   2,051,933          16,600
                                                                  --------------
Total Equity Funds
   (Cost $361,638) ($ Thousands)                                        332,488
                                                                  --------------

FIXED INCOME FUNDS -- 20.1%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                         4,036,129          41,451
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   5,678,514          41,907
                                                                  --------------
Total Fixed Income Funds
   (Cost $91,661) ($ Thousands)                                          83,358
                                                                  --------------

MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      2.86% (A)                                       1,147,834           1,148
                                                                  --------------
Total Money Market Fund
   (Cost $1,148) ($ Thousands)                                            1,148
                                                                  --------------
Total Investments -- 100.4%
   (Cost $454,447) ($ Thousands)                                  $     416,994
                                                                  ==============

Percentages are based on Net Assets of $415,365 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of March 31, 2008.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
34                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

Tax-Managed Aggressive Strategy Fund

March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                                                               88.1%
Fixed Income Funds                                                         11.7%
Money Market Fund                                                           0.2%

+ Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.0%

EQUITY FUNDS -- 88.1%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                           114,761   $       1,797
   SEI Institutional International Trust
      International Equity Fund, Class A              1,176,468          14,247
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A*                                        3,936,679          49,878
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund,
      Class A                                         1,130,345          12,513
                                                                  --------------
Total Equity Funds
   (Cost $74,976) ($ Thousands)                                          78,435
                                                                  --------------
FIXED INCOME FUNDS -- 11.7%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                           512,333           5,262
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     692,968           5,114
                                                                  --------------
Total Fixed Income Funds
   (Cost $11,422) ($ Thousands)                                          10,376
                                                                  --------------
MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      2.86% (A)                                         221,149             221
                                                                  --------------
Total Money Market Fund
   (Cost $221) ($ Thousands)                                                221
                                                                  --------------
Total Investments -- 100.0%
   (Cost $86,619) ($ Thousands)                                   $      89,032
                                                                  ==============

Percentages are based on Net Assets of $89,007 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of March 31, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   35

SCHEDULE OF INVESTMENTS

Core Market Strategy Fund

March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds                                                         59.7%
Equity Funds                                                               40.0%
Money Market Fund                                                           0.3%

+ Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.0%

FIXED INCOME FUNDS -- 59.7%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                 5,241,728   $      52,837
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                           515,393           5,293
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     723,087           5,336
                                                                  --------------
Total Fixed Income Funds
   (Cost $65,694) ($ Thousands)                                          63,466
                                                                  --------------

EQUITY FUNDS -- 40.0%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                            66,439           1,040
   SEI Institutional International Trust
      International Equity Fund, Class A                792,992           9,603
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                         2,665,618          25,457
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                    129,427           2,056
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                     137,019           2,180
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                                     261,383           2,115
                                                                  --------------
Total Equity Funds
   (Cost $44,615) ($ Thousands)                                          42,451
                                                                  --------------

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      2.86% (A)                                         280,626   $         281
                                                                  --------------
Total Money Market Fund
   (Cost $281) ($ Thousands)                                                281
                                                                  --------------
Total Investments -- 100.0%
   (Cost $110,590) ($ Thousands)                                  $     106,198
                                                                  ==============

Percentages are based on Net Assets of $106,247 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of March 31, 2008.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
36                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

Core Market Strategy Allocation Fund

March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                                                               87.9%
Fixed Income Funds                                                         11.9%
Money Market Fund                                                           0.2%

+     Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 88.0%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                             28,058   $         439
   SEI Institutional International Trust
     International Equity Fund, Class A                 293,397           3,553
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                           935,912          11,858
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A                                            268,564           2,973
                                                                  --------------

Total Equity Funds
   (Cost $17,580) ($ Thousands)                                          18,823
                                                                  --------------

FIXED INCOME FUNDS -- 11.9%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                            125,726           1,291
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                      169,340           1,250
                                                                  --------------

Total Fixed Income Funds
   (Cost $2,816) ($ Thousands)                                            2,541
                                                                  --------------

MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     2.86% (A)                                           54,048              54
                                                                  --------------

Total Money Market Fund
   (Cost $54) ($ Thousands)                                                  54
                                                                  --------------

Total Investments -- 100.1%
   (Cost $20,450) ($ Thousands)                                   $      21,418
                                                                  ==============

Percentages are based on Net Assets of $21,396 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of March 31, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   37

SCHEDULE OF INVESTMENTS

Market Growth Strategy Fund

March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                                                               59.8%
Fixed Income Funds                                                         39.9%
Money Market Fund                                                           0.3%

+     Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 59.9%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            464,938   $       7,281
   SEI Institutional International Trust
     International Equity Fund, Class A               8,423,258         102,006
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A                                         26,428,496         252,392
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A                   1,330,233          21,137
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                    1,410,177          22,436
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified Alpha
     Fund, Class A                                    3,534,663          28,596
                                                                  --------------

Total Equity Funds
   (Cost $463,502) ($ Thousands)                                        433,848
                                                                  --------------

FIXED INCOME FUNDS -- 39.9%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A                 17,820,177         179,627
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                          4,971,726          51,060
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                    7,968,052          58,804
                                                                  --------------

Total Fixed Income Funds
   (Cost $304,510) ($ Thousands)                                        289,491
                                                                  --------------

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     2.86% (A)                                        1,962,004   $       1,962
                                                                  --------------

Total Money Market Fund
   (Cost $1,962) ($ Thousands)                                            1,962
                                                                  --------------

Total Investments -- 100.1%
   (Cost $769,974) ($ Thousands)                                  $     725,301
                                                                  ==============

Percentages are based on Net Assets of $724,772 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of March 31, 2008.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
38                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

Market Growth Strategy Allocation Fund

March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                                                               88.1%
Fixed Income Funds                                                         11.7%
Money Market Fund                                                           0.2%

+     Percentages based on total investments.

--------------------------------------------------------------------------------

                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.0%

EQUITY FUNDS -- 88.1%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            214,284   $       3,356
   SEI Institutional International Trust
     International Equity Fund, Class A               2,246,460          27,204
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                         7,313,815          92,666
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A                                          2,119,697          23,465
                                                                  --------------

Total Equity Funds
   (Cost $140,485) ($ Thousands)                                        146,691
                                                                  --------------

FIXED INCOME FUNDS -- 11.7%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                            961,473           9,874
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                    1,298,052           9,580
                                                                  --------------

Total Fixed Income Funds
   (Cost $21,454) ($ Thousands)                                          19,454
                                                                  --------------

MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     2.86% (A)                                          428,861             429
                                                                  --------------

Total Money Market Fund
   (Cost $429) ($ Thousands)                                                429
                                                                  --------------

Total Investments -- 100.0%
   (Cost $162,368) ($ Thousands)                                  $     166,574
                                                                  ==============

Percentages are based on Net Assets of $166,544 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of March 31, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   39

Statements of Assets and Liabilities ($ Thousands)

March 31, 2008

---------------------------------------------------------------------------------------------------------------
                                                                  DIVERSIFIED                      DIVERSIFIED
                                                                 CONSERVATIVE    DIVERSIFIED            GLOBAL
                                                                       INCOME   CONSERVATIVE   MODERATE GROWTH
                                                                         FUND           FUND              FUND
---------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
     (Cost $57,240, $76,879, $185,435, $180,898,
     $232,237, $109,593, and $68,622, respectively.)             $     55,329   $     74,966   $       180,421
   Cash                                                                    25             --               896
   Income Distribution Receivable from Affiliated Funds                   159            192               298
   Receivable for Fund Shares Sold                                         13            806                49
   Prepaid Expenses                                                         2              3                 9
   Receivable from Administrator                                            1              2                 4
   Receivable for Investment Securities Sold                               --             75                --
---------------------------------------------------------------------------------------------------------------
   Total Assets                                                        55,529         76,044           181,677
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Investment Securities Purchased                            186            196             1,200
   Payable for Fund Shares Redeemed                                        26             92             3,494
   Distribution Fees Payable                                                6              5                 5
   Investment Advisory Fees Payable                                         5              6                15
   Administrative Servicing Fees Payable                                    1              1                 6
   Trustees' Fees Payable                                                   1              1                 3
   Bank Overdraft                                                          --             75                --
   Income Distribution Payable                                             --              1                24
   Chief Compliance Officer Fees Payable                                   --             --                --
   Accrued Expenses                                                         5              8                18
---------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                      230            385             4,765
---------------------------------------------------------------------------------------------------------------
   Net Assets                                                    $     55,299   $     75,659   $       176,912
===============================================================================================================
NET ASSETS:
   Paid-in Capital
     (unlimited authorization -- no par value)                   $     57,021   $     76,907   $       178,520
   Undistributed Net Investment Income                                     17             22                32
   Accumulated Net Realized Gain (Loss) on Investments                    172            643             3,374
   Net Unrealized Depreciation on Investments                          (1,911)        (1,913)           (5,014)
---------------------------------------------------------------------------------------------------------------
   Net Assets                                                    $     55,299   $     75,659   $       176,912
===============================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($44,803,703 / 4,166,669 shares), ($64,564,828 /
     6,421,110 shares), ($140,605,954 / 12,796,301 shares),
     ($147,547,799 / 12,497,610 shares), ($170,825,156 /
     13,654,775 shares), ($82,495,261 / 6,588,193 shares), and
     ($53,598,112 / 3,690,980 shares), respectively.             $      10.75   $      10.06   $         10.99
   Net Asset Value, Offering and Redemption Price Per Share --
     Class D ($6,298,414 / 589,697 shares), ($5,098,663 /
     508,120 shares), ($5,325,210 / 489,987 shares),
     ($13,300,822 / 1,131,625 shares), ($8,648,850 /
     696,541 shares), ($5,203,613 / 444,283 shares), and
     ($6,310,982 / 463,583 shares), respectively.                $      10.68   $      10.03   $         10.87
   Net Asset Value, Offering and Redemption Price Per Share --
     Class I ($4,196,711 / 390,978 shares), ($5,995,499 /
     597,190 shares), ($30,980,791 / 2,829,596 shares),
     ($15,256,499 / 1,293,171 shares), ($46,351,867 /
     3,709,932 shares), ($17,325,876 / 1,387,195 shares), and
     ($4,687,516 / 323,673 shares), respectively.                $      10.73   $      10.04   $         10.95
===============================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
40                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

-------------------------------------------------------------------------------------------
                                                                 DIVERSIFIED   DIVERSIFIED
                                                                    MODERATE        GLOBAL
                                                                      GROWTH        GROWTH
                                                                        FUND          FUND
-------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
     (Cost $57,240, $76,879, $185,435, $180,898,
     $232,237, $109,593, and $68,622, respectively.)             $   176,575   $   227,084
   Cash                                                                   --           415
   Income Distribution Receivable from Affiliated Funds                  299           186
   Receivable for Fund Shares Sold                                        66            76
   Prepaid Expenses                                                        9            11
   Receivable from Administrator                                           1             6
   Receivable for Investment Securities Sold                             125            --
-------------------------------------------------------------------------------------------
   Total Assets                                                      177,075       227,778
-------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Investment Securities Purchased                           306           604
   Payable for Fund Shares Redeemed                                      484         1,282
   Distribution Fees Payable                                              15             9
   Investment Advisory Fees Payable                                       15            19
   Administrative Servicing Fees Payable                                   3             9
   Trustees' Fees Payable                                                  3             3
   Bank Overdraft                                                        125            --
   Income Distribution Payable                                             1             2
   Chief Compliance Officer Fees Payable                                  --             1
   Accrued Expenses                                                       18            23
-------------------------------------------------------------------------------------------
   Total Liabilities                                                     970         1,952
-------------------------------------------------------------------------------------------
   Net Assets                                                    $   176,105   $   225,826
===========================================================================================
NET ASSETS:
   Paid-in Capital
     (unlimited authorization -- no par value)                   $   177,491   $   224,280
   Undistributed Net Investment Income                                    34            16
   Accumulated Net Realized Gain (Loss) on Investments                 2,903         6,683
   Net Unrealized Depreciation on Investments                         (4,323)       (5,153)
-------------------------------------------------------------------------------------------
   Net Assets                                                    $   176,105   $   225,826
===========================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($44,803,703 / 4,166,669 shares), ($64,564,828 /
     6,421,110 shares), ($140,605,954 / 12,796,301 shares),
     ($147,547,799 / 12,497,610 shares), ($170,825,156 /
     13,654,775 shares), ($82,495,261 / 6,588,193 shares), and
     ($53,598,112 / 3,690,980 shares), respectively.             $     11.81   $     12.51
   Net Asset Value, Offering and Redemption Price Per Share --
     Class D ($6,298,414 / 589,697 shares), ($5,098,663 /
     508,120 shares), ($5,325,210 / 489,987 shares),
     ($13,300,822 / 1,131,625 shares), ($8,648,850 /
     696,541 shares), ($5,203,613 / 444,283 shares), and
     ($6,310,982 / 463,583 shares), respectively.                $     11.75   $     12.42
   Net Asset Value, Offering and Redemption Price Per Share --
     Class I ($4,196,711 / 390,978 shares), ($5,995,499 /
     597,190 shares), ($30,980,791 / 2,829,596 shares),
     ($15,256,499 / 1,293,171 shares), ($46,351,867 /
     3,709,932 shares), ($17,325,876 / 1,387,195 shares), and
     ($4,687,516 / 323,673 shares), respectively.                $     11.80   $     12.49
===========================================================================================

-------------------------------------------------------------------------------------------
                                                                 DIVERSIFIED
                                                                      GLOBAL   DIVERSIFIED
                                                                       STOCK    U.S. STOCK
                                                                        FUND          FUND
-------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
     (Cost $57,240, $76,879, $185,435, $180,898,
     $232,237, $109,593, and $68,622, respectively.)             $   106,088   $    64,796
   Cash                                                                   --            --
   Income Distribution Receivable from Affiliated Funds                    2             1
   Receivable for Fund Shares Sold                                        32            39
   Prepaid Expenses                                                        6             9
   Receivable from Administrator                                           2             2
   Receivable for Investment Securities Sold                             917            70
-------------------------------------------------------------------------------------------
   Total Assets                                                      107,047        64,917
-------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Investment Securities Purchased                             2             1
   Payable for Fund Shares Redeemed                                    1,069           227
   Distribution Fees Payable                                               6             8
   Investment Advisory Fees Payable                                        9             6
   Administrative Servicing Fees Payable                                   4             1
   Trustees' Fees Payable                                                  2             1
   Bank Overdraft                                                        917            70
   Income Distribution Payable                                             2            --
   Chief Compliance Officer Fees Payable                                  --            --
   Accrued Expenses                                                       11             6
-------------------------------------------------------------------------------------------
   Total Liabilities                                                   2,022           320
-------------------------------------------------------------------------------------------
   Net Assets                                                    $   105,025   $    64,597
===========================================================================================
NET ASSETS:
   Paid-in Capital
     (unlimited authorization -- no par value)                   $   109,872   $    79,723
   Undistributed Net Investment Income                                    --            --
   Accumulated Net Realized Gain (Loss) on Investments                (1,342)      (11,300)
   Net Unrealized Depreciation on Investments                         (3,505)       (3,826)
-------------------------------------------------------------------------------------------
   Net Assets                                                    $   105,025   $    64,597
===========================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($44,803,703 / 4,166,669 shares), ($64,564,828 /
     6,421,110 shares), ($140,605,954 / 12,796,301 shares),
     ($147,547,799 / 12,497,610 shares), ($170,825,156 /
     13,654,775 shares), ($82,495,261 / 6,588,193 shares), and
     ($53,598,112 / 3,690,980 shares), respectively.             $     12.52   $     14.52
   Net Asset Value, Offering and Redemption Price Per Share --
     Class D ($6,298,414 / 589,697 shares), ($5,098,663 /
     508,120 shares), ($5,325,210 / 489,987 shares),
     ($13,300,822 / 1,131,625 shares), ($8,648,850 /
     696,541 shares), ($5,203,613 / 444,283 shares), and
     ($6,310,982 / 463,583 shares), respectively.                $     11.71   $     13.61
   Net Asset Value, Offering and Redemption Price Per Share --
     Class I ($4,196,711 / 390,978 shares), ($5,995,499 /
     597,190 shares), ($30,980,791 / 2,829,596 shares),
     ($15,256,499 / 1,293,171 shares), ($46,351,867 /
     3,709,932 shares), ($17,325,876 / 1,387,195 shares), and
     ($4,687,516 / 323,673 shares), respectively.                $     12.49   $     14.48
===========================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   41

Statements of Assets and Liabilities ($ Thousands)

March 31, 2008

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   DEFENSIVE
                                                                                   DEFENSIVE        STRATEGY      CONSERVATIVE
                                                                                    STRATEGY      ALLOCATION          STRATEGY
                                                                                        FUND            FUND              FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
      (Cost $52,335, $17,585, $135,242, $41,811,
      $502,586, and $118,522, respectively.)                                    $     51,440   $      17,144   $       131,504
   Cash                                                                                    2              --                --
   Income Distributions Receivable from Affiliated Funds                                 137              51               280
   Prepaid Expenses                                                                        4               1                 6
   Receivable from Administrator                                                           1               1                 6
   Receivable for Investment Securities Sold                                              --               9                80
   Receivable for Fund Shares Sold                                                        --              --                24
-------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                       51,584          17,206           131,900
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund Shares Redeemed                                                      153              16               303
   Payable for Investment Securities Purchased                                           137              51               280
   Investment Advisory Fees Payable                                                        5               1                12
   Trustees' Fees Payable                                                                  1              --                 2
   Bank Overdraft                                                                         --               9                80
   Chief Compliance Officer Fees Payable                                                  --              --                --
   Accrued Expenses                                                                        5               2                15
-------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                     301              79               692
-------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                                   $     51,283   $      17,127   $       131,208
===============================================================================================================================
NET ASSETS:
   Paid-in Capital
      (unlimited authorization -- no par value)                                 $     55,138   $      17,399   $       140,012
   Undistributed Net Investment Income                                                    16               5                34
   Accumulated Net Realized Gain (Loss) on Investments                                (2,976)            164            (5,100)
   Net Unrealized Appreciation (Depreciation) on Investments                            (895)           (441)           (3,738)
-------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                                   $     51,283   $      17,127   $       131,208
===============================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
      Class A ($51,282,507 / 5,298,827 shares), ($17,126,974 /
      1,492,372 shares), ($129,723,618 / 12,594,034 shares),
      ($41,902,027 / 3,992,415 shares), ($477,612,499 /
      43,208,075 shares), and ($120,364,790 / 8,814,968 shares),
      respectively.                                                             $       9.68   $       11.48   $         10.30
   Net Asset Value, Offering and Redemption Price Per Share --
      Class I ($114.71 / 11.850 shares), ($1,484,228 / 142,123
      shares), and ($1,410,531 / 125,002 shares), respectively.                 $       9.68             n/a   $         10.44
==============================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

n/a -- Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
42                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

------------------------------------------------------------------------------------------------------------------------------
                                                                                CONSERVATIVE                          MODERATE
                                                                                    STRATEGY        MODERATE          STRATEGY
                                                                                  ALLOCATION        STRATEGY        ALLOCATION
                                                                                        FUND            FUND              FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
      (Cost $52,335, $17,585, $135,242, $41,811,
      $502,586, and $118,522, respectively.)                                    $     41,965   $     479,839   $       120,457
   Cash                                                                                   --              --                --
   Income Distributions Receivable from Affiliated Funds                                 103             971               162
   Prepaid Expenses                                                                        2              23                 6
   Receivable from Administrator                                                           2              23                 5
   Receivable for Investment Securities Sold                                              13             762                71
   Receivable for Fund Shares Sold                                                         4              22                 8
------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                       42,089         481,640           120,709
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund Shares Redeemed                                                       64             772                89
   Payable for Investment Securities Purchased                                           103             984               163
   Investment Advisory Fees Payable                                                        4              42                10
   Trustees' Fees Payable                                                                  1               7                 2
   Bank Overdraft                                                                         11             760                68
   Chief Compliance Officer Fees Payable                                                  --               1                --
   Accrued Expenses                                                                        4              51                12
------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                     187           2,617               344
------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                                   $     41,902   $     479,023   $       120,365
==============================================================================================================================
NET ASSETS:
   Paid-in Capital
      (unlimited authorization -- no par value)                                 $     41,475   $     501,023   $       117,260
   Undistributed Net Investment Income                                                    11             100                14
   Accumulated Net Realized Gain (Loss) on Investments                                   262             647             1,156
   Net Unrealized Appreciation (Depreciation) on Investments                             154         (22,747)            1,935
------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                                   $     41,902   $     479,023   $       120,365
==============================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
      Class A ($51,282,507 / 5,298,827 shares), ($17,126,974 /
      1,492,372 shares), ($129,723,618 / 12,594,034 shares),
      ($41,902,027 / 3,992,415 shares), ($477,612,499 /
      43,208,075 shares), and ($120,364,790 / 8,814,968 shares),
      respectively.                                                             $      10.50   $       11.05   $         13.65
   Net Asset Value, Offering and Redemption Price Per Share --
      Class I ($114.71 / 11.850 shares), ($1,484,228 / 142,123
      shares), and ($1,410,531 / 125,002 shares), respectively.                          n/a   $       11.28               n/a
==============================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   43

Statements of Assets and Liabilities ($ Thousands)

March 31, 2008

------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TAX-MANAGED
                                                                                  AGGRESSIVE      AGGRESSIVE       CORE MARKET
                                                                                    STRATEGY        STRATEGY          STRATEGY
                                                                                        FUND            FUND              FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
      (Cost $454,447, $86,619, $110,590, $20,450,
      $769,974, and $162,368, respectively.)                                    $    416,994   $      89,032   $       106,198
   Cash                                                                                   --              --                --
   Receivable for Fund Shares Sold                                                       583              --               123
   Income Distributions Receivable from Affiliated Funds                                 317              39               267
   Receivable for Investment Securities Sold                                             231             393               430
   Receivable from Administrator                                                          20               3                 5
   Prepaid Expenses                                                                       18               5                 4
------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                      418,163          89,472           107,027
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund Shares Redeemed                                                    2,163              16                56
   Payable for Investment Securities Purchased                                           318              40               273
   Bank Overdraft                                                                        231             391               429
   Investment Advisory Fees Payable                                                       35               8                 9
   Trustees' Fees Payable                                                                  6               1                 2
   Chief Compliance Officer Fees Payable                                                   1              --                --
   Distribution Fees Payable                                                               1              --                --
   Accrued Expenses                                                                       43               9                11
------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                   2,798             465               780
------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                                   $    415,365   $      89,007   $       106,247
==============================================================================================================================
NET ASSETS:
   Paid-in Capital
      (unlimited authorization -- no par value)                                 $    440,374   $      86,699   $       109,318
   Undistributed Net Investment Income                                                    26               3                32
   Accumulated Net Realized Gain (Loss) on Investments.                               12,418            (108)            1,289
   Net Unrealized Appreciation (Depreciation) on Investments                         (37,453)          2,413            (4,392)
------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                                   $    415,365   $      89,007   $       106,247
==============================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
      Class A ($410,235,499 / 33,927,935 shares),
      ($89,007,116 / 6,925,876 shares), ($106,246,646 /
      9,906,174 shares), ($21,395,825 / 1,765,358 shares),
      ($717,739,308 / 63,530,994 shares), and ($166,543,800 /
      11,619,512 shares), respectively.                                         $      12.09   $       12.85   $         10.73
   Net Asset Value, Offering and Redemption Price Per Share --
      Class I ($5,129,571 / 432,220 shares), ($132.30 /
      12.022 shares), and ($7,032,757 / 629,105 shares),
      respectively.                                                             $      11.87             n/a   $         11.00
==============================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

n/a -- Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
44                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

------------------------------------------------------------------------------------------------------------------------------
                                                                                 CORE MARKET                     MARKET GROWTH
                                                                                    STRATEGY   MARKET GROWTH          STRATEGY
                                                                                  ALLOCATION        STRATEGY        ALLOCATION
                                                                                        FUND            FUND              FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
      (Cost $454,447, $86,619, $110,590, $20,450,
      $769,974, and $162,368, respectively.)                                    $     21,418   $     725,301   $       166,574
   Cash                                                                                   --              --               117
   Receivable for Fund Shares Sold                                                        --             334               115
   Income Distributions Receivable from Affiliated Funds                                  10           1,228                73
   Receivable for Investment Securities Sold                                               5             239                --
   Receivable from Administrator                                                           1              36                 7
   Prepaid Expenses                                                                        1              32                 8
------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                       21,435         727,170           166,894
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund Shares Redeemed                                                       20             805               135
   Payable for Investment Securities Purchased                                            10           1,249               182
   Bank Overdraft                                                                          5             192                --
   Investment Advisory Fees Payable                                                        2              62                14
   Trustees' Fees Payable                                                                 --              11                 2
   Chief Compliance Officer Fees Payable                                                  --               2                --
   Distribution Fees Payable                                                              --               1                --
   Accrued Expenses                                                                        2              76                17
------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                      39           2,398               350
------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                                   $     21,396   $     724,772   $       166,544
==============================================================================================================================
NET ASSETS:
   Paid-in Capital
      (unlimited authorization -- no par value)                                 $     20,101   $     753,703   $       160,098
   Undistributed Net Investment Income                                                     1             132                 5
   Accumulated Net Realized Gain (Loss) on Investments.                                  326          15,610             2,235
   Net Unrealized Appreciation (Depreciation) on Investments                             968         (44,673)            4,206
------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                                   $     21,396   $     724,772   $       166,544
==============================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
      Class A ($410,235,499 / 33,927,935 shares),
      ($89,007,116 / 6,925,876 shares), ($106,246,646 /
      9,906,174 shares), ($21,395,825 / 1,765,358 shares),
      ($717,739,308 / 63,530,994 shares), and ($166,543,800 /
      11,619,512 shares), respectively.                                         $      12.12   $       11.30   $         14.33
   Net Asset Value, Offering and Redemption Price Per Share --
      Class I ($5,129,571 / 432,220 shares), ($132.30 /
      12.022 shares), and ($7,032,757 / 629,105 shares),
      respectively.                                                                      n/a   $       11.18               n/a
==============================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   45

Statements of Operations ($ Thousands)

For the year ended March 31, 2008

------------------------------------------------------------------------------------------------------------------
                                                                     DIVERSIFIED                      DIVERSIFIED
                                                                    CONSERVATIVE    DIVERSIFIED            GLOBAL
                                                                          INCOME   CONSERVATIVE   MODERATE GROWTH
                                                                            FUND           FUND              FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                          $   2,394      $   3,155        $    6,331
------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                       120            175               407
   Investment Advisory Fees                                                   60             88               204
   Distribution Fees -- Class D                                               53             44                37
   Shareholder Servicing Fees -- Class D                                      18             15                12
   Administrative Servicing Fees -- Class I                                   11             19                83
   Trustees' Fees                                                              4              6                14
   Chief Compliance Officer Fees                                              --              1                 2
   Registration Fees                                                           7             11                23
   Printing Fees                                                               5              7                17
   Professional Fees                                                           4              6                17
   Custodian Fees/Wire Agent Fees                                             --             --                 2
   Other Expenses                                                              1              1                 3
------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                            283            373               821
------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                         (120)          (175)             (407)
         Reimbursement from Administrator                                    (10)           (14)              (37)
------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                              153            184               377
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      2,241          2,971             5,954
==================================================================================================================
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Sales of Affiliated Funds                   (36)           273              (120)
   Capital Gain Distributions Received from Affiliated Funds                 664          1,983             8,106
   Net Change in Unrealized Depreciation from Affiliated Funds            (3,086)        (6,969)          (23,306)
------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss) from Affiliated Funds          (2,458)        (4,713)          (15,320)
------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                     $    (217)     $  (1,742)       $   (9,366)
==================================================================================================================

Amounts Designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
46                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

---------------------------------------------------------------------------------------------------------------------------
                                                                    DIVERSIFIED    DIVERSIFIED   DIVERSIFIED
                                                                       MODERATE         GLOBAL        GLOBAL   DIVERSIFIED
                                                                         GROWTH         GROWTH         STOCK    U.S. STOCK
                                                                           FUND           FUND          FUND          FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                         $   6,413     $    6,089    $    2,061     $   1,003
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                      446            536           275           166
   Investment Advisory Fees                                                 223            268           138            83
   Distribution Fees -- Class D                                             123             78            47            73
   Shareholder Servicing Fees -- Class D                                     41             26            16            24
   Administrative Servicing Fees -- Class I                                  55            124            45            15
   Trustees' Fees                                                            13             18             9             6
   Chief Compliance Officer Fees                                              2              2             1             1
   Registration Fees                                                         31             31            17            11
   Printing Fees                                                             14             22            12             8
   Professional Fees                                                         11             21            10             6
   Custodian Fees/Wire Agent Fees                                            --              2             1             1
   Other Expenses                                                             3              4             2             1
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                           962          1,132           573           395
---------------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                        (446)          (536)         (275)         (166)
         Reimbursement from Administrator                                   (29)           (47)          (25)          (17)
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                             487            549           273           212
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     5,926          5,540         1,788           791
===========================================================================================================================
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Sales of Affiliated Funds                  643            184           798         1,702
   Capital Gain Distributions Received from Affiliated Funds              7,589         13,722         8,539         3,406
   Net Change in Unrealized Depreciation from Affiliated Funds          (23,877)       (36,784)      (22,238)      (13,380)
---------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss) from Affiliated Funds        (15,645)       (22,878)      (12,901)       (8,272)
---------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $  (9,719)    $  (17,338)   $  (11,113)    $  (7,481)
===========================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   47

Statements of Operations ($ Thousands)

For the year ended March 31, 2008

----------------------------------------------------------------------------------------------------------
                                                                                 DEFENSIVE
                                                                    DEFENSIVE     STRATEGY   CONSERVATIVE
                                                                     STRATEGY   ALLOCATION       STRATEGY
                                                                         FUND         FUND           FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                        $  3,959    $     780      $   6,137
----------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                    183           39            308
   Investment Advisory Fees                                                91           19            154
   Trustees' Fees                                                           7            1             11
   Chief Compliance Officer Fees                                            1           --              1
   Administrative Servicing Fees -- Class I                                --          n/a              3
   Registration Fees                                                       13            2             15
   Printing Fees                                                            8            2             13
   Professional Fees                                                        6            2             13
   Custodian Fees/Wire Agent Fees                                          --           --              1
   Other Expenses                                                           1           --              2
----------------------------------------------------------------------------------------------------------
   Total Expenses                                                         310           65            521
----------------------------------------------------------------------------------------------------------
        Less: Administration Fees Waived                                 (183)         (39)          (308)
              Reimbursement from Administrator                            (36)          (7)           (57)
----------------------------------------------------------------------------------------------------------
   Net Expenses                                                            91           19            156
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   3,868          761          5,981
==========================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds                      (3,055)          48         (5,982)
   Capital Gain Distributions Received from Affiliated Funds              481          644          2,262
   Net Change in Unrealized Depreciation from Affiliated Funds         (5,013)      (2,857)       (13,190)
----------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)
     from Affiliated Funds                                             (7,587)      (2,165)       (16,910)
----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ (3,719)   $  (1,404)    $  (10,929)
==========================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

n/a -- Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
48                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

---------------------------------------------------------------------------------------------------------
                                                                    CONSERVATIVE                MODERATE
                                                                        STRATEGY   MODERATE     STRATEGY
                                                                      ALLOCATION   STRATEGY   ALLOCATION
                                                                            FUND       FUND         FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                          $   1,690   $ 20,275    $   3,410
---------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                        93      1,086          268
   Investment Advisory Fees                                                   47        543          134
   Trustees' Fees                                                              3         38            9
   Chief Compliance Officer Fees                                              --          4            1
   Administrative Servicing Fees -- Class I                                  n/a          3          n/a
   Registration Fees                                                           5         52           13
   Printing Fees                                                               4         47           12
   Professional Fees                                                           4         52           12
   Custodian Fees/Wire Agent Fees                                             --          5            1
   Other Expenses                                                              1          9            2
---------------------------------------------------------------------------------------------------------
   Total Expenses                                                            157      1,839          452
---------------------------------------------------------------------------------------------------------
        Less: Administration Fees Waived                                     (93)    (1,086)        (268)
              Reimbursement from Administrator                               (17)      (207)         (50)
---------------------------------------------------------------------------------------------------------
   Net Expenses                                                               47        546          134
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      1,643     19,729        3,276
=========================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds                           (493)    (4,706)      (1,269)
   Capital Gain Distributions Received from Affiliated Funds               1,624     10,386        4,898
   Net Change in Unrealized Depreciation from Affiliated Funds            (6,698)   (59,534)     (16,191)
---------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)
     from Affiliated Funds                                                (5,567)   (53,854)     (12,562)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  (3,924)  $(34,125)   $  (9,286)
=========================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   49

Statements of Operations ($ Thousands)

For the year ended March 31, 2008

--------------------------------------------------------------------------------------------------------------------
                                                                                          TAX-MANAGED
                                                                             AGGRESSIVE    AGGRESSIVE   CORE MARKET
                                                                               STRATEGY      STRATEGY      STRATEGY
                                                                                   FUND          FUND          FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                                  $ 11,212     $   2,119     $   4,093
--------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                              876           218           215
   Investment Advisory Fees                                                         438           109           107
   Trustees' Fees                                                                    31             8             7
   Administrative Servicing Fees -- Class I                                          12           n/a            --
   Chief Compliance Officer Fees                                                      3             1             1
   Professional Fees                                                                 45            10             8
   Printing Fees                                                                     38             9             9
   Registration Fees                                                                 36            10            11
   Custodian Fees/Wire Agent Fees                                                     5             1             1
   Other Expenses                                                                     7             1             3
--------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                 1,491           367           362
--------------------------------------------------------------------------------------------------------------------
         Less: Administration Fees Waived                                          (876)         (218)         (215)
               Reimbursement from Administrator                                    (165)          (40)          (39)
--------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                     450           109           108
--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                            10,762         2,010         3,985
====================================================================================================================
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     FROM AFFILIATED FUNDS:
   Net Realized Loss from Affiliated Funds                                       (1,541)       (2,346)          (63)
   Capital Gain Distributions Received from Affiliated Funds                     24,531         3,796         3,014
   Net Change in Unrealized Depreciation from Affiliated Funds                  (71,435)      (11,010)      (10,178)
--------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)
     from Affiliated Funds                                                      (48,445)       (9,560)       (7,227)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            $ (37,683)    $  (7,550)    $  (3,242)
====================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
50                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

--------------------------------------------------------------------------------------------------------------------
                                                                        CORE MARKET                   MARKET GROWTH
                                                                           STRATEGY   MARKET GROWTH        STRATEGY
                                                                         ALLOCATION        STRATEGY      ALLOCATION
                                                                               FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                              $    500       $  24,652       $   3,805
--------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                           52           1,541             391
   Investment Advisory Fees                                                      26             771             196
   Trustees' Fees                                                                 2              55              14
   Administrative Servicing Fees -- Class I                                     n/a              15             n/a
   Chief Compliance Officer Fees                                                 --               6               1
   Professional Fees                                                              2              75              18
   Printing Fees                                                                  2              66              17
   Registration Fees                                                              3              73              19
   Custodian Fees/Wire Agent Fees                                                --               8               2
   Other Expenses                                                                 1              12               3
--------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                88           2,622             661
--------------------------------------------------------------------------------------------------------------------
        Less: Administration Fees Waived                                        (52)         (1,541)           (391)
              Reimbursement from Administrator                                  (10)           (295)            (74)
--------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                  26             786             196
--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                           474          23,866           3,609
====================================================================================================================
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     FROM AFFILIATED FUNDS:
   Net Realized Loss from Affiliated Funds                                      (72)         (1,802)         (1,784)
   Capital Gain Distributions Received from Affiliated Funds                    872          31,831           6,642
   Net Change in Unrealized Depreciation from Affiliated Funds               (2,854)        (99,501)        (20,561)
--------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)
     from Affiliated Funds                                                   (2,054)        (69,472)        (15,703)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                          $ (1,580)      $ (45,606)      $ (12,094)
====================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   51

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

----------------------------------------------------------------------------------------------------------------------------
                                                          DIVERSIFIED              DIVERSIFIED          DIVERSIFIED GLOBAL
                                                      CONSERVATIVE INCOME         CONSERVATIVE           MODERATE GROWTH
                                                             FUND                     FUND                    FUND
----------------------------------------------------------------------------------------------------------------------------
                                                         2008         2007        2008         2007        2008        2007
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                            $   2,241   $    2,288   $   2,971   $    3,330   $   5,954   $   5,737
   Net Realized Gain (Loss) from Affiliated Funds         (36)         164         273        1,027        (120)      2,472
   Capital Gain Distributions Received from
      Affiliated Funds                                    664          190       1,983          706       8,106       2,996
   Net Change in Unrealized Appreciation
      (Depreciation) from Affiliated Funds             (3,086)       1,573      (6,969)       3,404     (23,306)      8,880
----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from
      Operations                                         (217)       4,215      (1,742)       8,467      (9,366)     20,085
----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                             (2,105)      (2,004)     (3,273)      (3,139)     (7,586)     (5,723)
   Class D                                               (242)        (229)       (204)        (201)       (205)       (170)
   Class I                                               (179)        (178)       (312)        (278)     (1,494)       (911)
   Net Realized Gains:
   Class A                                               (320)      (1,082)     (1,678)      (3,310)     (3,705)     (4,968)
   Class D                                                (47)        (170)       (128)        (303)       (121)       (225)
   Class I                                                (27)        (108)       (158)        (339)       (746)       (854)
----------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                   (2,920)      (3,771)     (5,753)      (7,570)    (13,857)    (12,851)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                         10,818       10,873      22,340       33,932      43,251      48,606
   Reinvestment of Dividends and Distributions          2,379        3,057       4,822        6,419      11,060      10,672
   Cost of Shares Redeemed                            (12,997)     (23,258)    (36,755)     (55,244)    (63,931)    (75,415)
----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
      Class A Transactions                                200       (9,328)     (9,593)     (14,893)     (9,620)    (16,137)
----------------------------------------------------------------------------------------------------------------------------
   CLASS D:
   Proceeds from Shares Issued                            791          709       1,174        1,356       1,993         948
   Reinvestment of Dividends and Distributions            272          386         322          498         311         377
   Cost of Shares Redeemed                             (1,661)      (2,332)     (2,468)      (4,252)     (1,049)     (4,476)
----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
      Class D Transactions                               (598)      (1,237)       (972)      (2,398)      1,255      (3,151)
----------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                          1,705        2,139       6,339        5,591      17,152      18,323
   Reinvestment of Dividends and Distributions            206          284         469          616       2,239       1,760
   Cost of Shares Redeemed                             (2,229)      (1,887)     (8,195)      (5,496)    (16,330)     (7,989)
----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived From
      Class I Transactions                               (318)         536      (1,387)         711       3,061      12,094
----------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from Capital
      Share Transactions                                 (716)     (10,029)    (11,952)     (16,580)     (5,304)     (7,194)
----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets               (3,853)      (9,585)    (19,447)     (15,683)    (28,527)         40
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                   59,152       68,737      95,106      110,789     205,439     205,399
----------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                      $  55,299   $   59,152   $  75,659   $   95,106   $ 176,912   $ 205,439
============================================================================================================================
   Undistributed Net Investment Income Included
      in Net Assets at End of Period                $      17   $       12   $      22   $       12   $      32   $      16
============================================================================================================================

(1) For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
52                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

----------------------------------------------------------------------------------------------------
                                                          DIVERSIFIED              DIVERSIFIED
                                                        MODERATE GROWTH           GLOBAL GROWTH
                                                             FUND                     FUND
----------------------------------------------------------------------------------------------------
                                                         2008         2007        2008         2007
----------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                            $   5,926   $    7,784   $   5,540   $    5,460
   Net Realized Gain (Loss) from Affiliated Funds         643        6,990         184        2,766
   Capital Gain Distributions Received from
      Affiliated Funds                                  7,589        2,543      13,722        4,815
   Net Change in Unrealized Appreciation
      (Depreciation) from Affiliated Funds            (23,877)      10,150     (36,784)      15,366
----------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from
      Operations                                       (9,719)      27,467     (17,338)      28,407
----------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                             (7,680)      (7,965)     (8,666)      (5,873)
   Class D                                               (527)        (435)       (335)        (240)
   Class I                                               (884)        (676)     (2,088)      (1,002)
   Net Realized Gains:
   Class A                                             (9,140)      (6,485)     (5,764)      (3,944)
   Class D                                               (815)        (652)       (296)        (264)
   Class I                                             (1,140)        (762)     (1,465)        (802)
----------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                  (20,186)     (16,975)    (18,614)     (12,125)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                         34,073       55,774      42,300       58,805
   Reinvestment of Dividends and Distributions         16,755       14,307      14,203        9,785
   Cost of Shares Redeemed                            (73,422)    (223,052)    (72,504)    (104,141)
----------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
      Class A Transactions                            (22,594)    (152,971)    (16,001)     (35,551)
----------------------------------------------------------------------------------------------------
   CLASS D:
   Proceeds from Shares Issued                          2,534        2,214       1,575        2,750
   Reinvestment of Dividends and Distributions          1,251          984         602          503
   Cost of Shares Redeemed                             (6,161)      (5,413)     (3,372)      (6,894)
----------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
      Class D Transactions                             (2,376)      (2,215)     (1,195)      (3,641)
----------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                          6,798        9,225      20,513       20,050
   Reinvestment of Dividends and Distributions          1,959        1,413       3,474        1,778
   Cost of Shares Redeemed                            (13,747)     (11,076)    (15,544)     (11,130)
----------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived From
      Class I Transactions                             (4,990)        (438)      8,443       10,698
----------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from Capital
      Share Transactions                              (29,960)    (155,624)     (8,753)     (28,494)
----------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets              (59,865)    (145,132)    (44,705)     (12,212)
----------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                  235,970      381,102     270,531      282,743
----------------------------------------------------------------------------------------------------
   END OF YEAR                                      $ 176,105   $  235,970   $ 225,826   $  270,531
====================================================================================================
   Undistributed Net Investment Income Included
      in Net Assets at End of Period                $      34   $       21   $      16   $        9
====================================================================================================

----------------------------------------------------------------------------------------------------
                                                          DIVERSIFIED             DIVERSIFIED
                                                         GLOBAL STOCK              U.S. STOCK
                                                             FUND                     FUND
----------------------------------------------------------------------------------------------------
                                                         2008         2007        2008         2007
----------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                            $   1,788   $    1,970   $     791   $      773
   Net Realized Gain (Loss) from Affiliated Funds         798        1,018       1,702          351
   Capital Gain Distributions Received from
      Affiliated Funds                                  8,539        3,005       3,406        1,243
   Net Change in Unrealized Appreciation
      (Depreciation) from Affiliated Funds            (22,238)      10,232     (13,380)       6,268
----------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from
      Operations                                      (11,113)      16,225      (7,481)       8,635
----------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                             (4,287)      (2,586)     (1,900)      (1,338)
   Class D                                               (212)         (90)       (214)         (91)
   Class I                                               (742)        (280)       (164)         (80)
   Net Realized Gains:
   Class A                                                 --           --          --           --
   Class D                                                 --           --          --           --
   Class I                                                 --           --          --           --
----------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                   (5,241)      (2,956)     (2,278)      (1,509)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                         24,779       37,027      10,226       17,459
   Reinvestment of Dividends and Distributions          4,191        2,535       1,841        1,278
   Cost of Shares Redeemed                            (54,426)     (72,566)    (24,583)     (40,340)
----------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
      Class A Transactions                            (25,456)     (33,004)    (12,516)     (21,603)
----------------------------------------------------------------------------------------------------
   CLASS D:
   Proceeds from Shares Issued                          1,646        1,250       1,195        2,327
   Reinvestment of Dividends and Distributions            189           88         151           88
   Cost of Shares Redeemed                             (1,745)      (1,997)     (5,268)      (5,155)
----------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
      Class D Transactions                                 90         (659)     (3,922)      (2,740)
----------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                          8,902       10,119       1,279        1,565
   Reinvestment of Dividends and Distributions            728          272         159           78
   Cost of Shares Redeemed                             (7,447)      (3,040)     (1,729)      (2,237)
----------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived From
      Class I Transactions                              2,183        7,351        (291)        (594)
----------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from Capital
      Share Transactions                              (23,183)     (26,312)    (16,729)     (24,937)
----------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets              (39,537)     (13,043)    (26,488)     (17,811)
----------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                  144,562      157,605      91,085      108,896
----------------------------------------------------------------------------------------------------
   END OF YEAR                                      $ 105,025   $  144,562   $  64,597   $   91,085
====================================================================================================
   Undistributed Net Investment Income Included
      in Net Assets at End of Period                $      --   $       --   $      --   $       --
====================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   53

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              DEFENSIVE
                                                                        DEFENSIVE STRATEGY               STRATEGY ALLOCATION
                                                                               FUND                             FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           2008             2007             2008             2007
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                         $        3,868   $        4,696   $          761   $          796
   Net Realized Gain (Loss) from Affiliated Funds                        (3,055)             534               48              212
   Capital Gain Distributions Received from Affiliated Funds                481              533              644              441
   Net Change in Unrealized Appreciation (Depreciation)
     from Affiliated Funds                                               (5,013)           2,531           (2,857)           1,269
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations                 (3,719)           8,294           (1,404)           2,718
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                               (4,128)          (4,975)          (1,087)            (991)
   Class I                                                                   --               --              n/a              n/a
   Net Realized Gains:
   Class A                                                                 (714)            (150)            (571)            (320)
   Class I                                                                   --               --              n/a              n/a
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                     (4,842)          (5,125)          (1,658)          (1,311)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                           40,278           38,980            6,857            8,129
   Reinvestment of Dividends and Distributions                            4,722            5,056            1,575            1,251
   Cost of Shares Redeemed                                              (94,489)         (37,383)          (9,099)          (9,958)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class A
     Transactions                                                       (49,489)           6,653             (667)            (578)
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                               --               --              n/a              n/a
   Reinvestment of Dividends and Distributions                               --               --              n/a              n/a
   Cost of Shares Redeemed                                                   --               --              n/a              n/a
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class I Transactions                  --               --              n/a              n/a
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
      Capital Share Transactions                                        (49,489)           6,653             (667)            (578)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                (58,050)           9,822           (3,729)             829
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                    109,333           99,511           20,856           20,027
-----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                   $       51,283  $       109,333   $       17,127   $       20,856
===================================================================================================================================
   Undistributed Net Investment Income
     Included in Net Assets at End of Period                     $           16  $             4   $            5   $            3
===================================================================================================================================

(1) For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

n/a -- Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
54                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                CONSERVATIVE
                                                                          CONSERVATIVE STRATEGY              STRATEGY ALLOCATION
                                                                                   FUND                              FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           2008             2007             2008             2007
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                         $        5,981   $        5,203   $        1,643   $        1,454
   Net Realized Gain (Loss) from Affiliated Funds                        (5,982)             702             (493)              86
   Capital Gain Distributions Received from Affiliated Funds              2,262            1,264            1,624            1,065
   Net Change in Unrealized Appreciation (Depreciation)
     from Affiliated Funds                                              (13,190)           5,649           (6,698)           3,364
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations                (10,929)          12,818           (3,924)           5,969
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                               (7,147)          (5,815)          (2,436)          (1,937)
   Class I                                                                  (56)              (6)             n/a              n/a
   Net Realized Gains:
   Class A                                                               (1,273)            (240)            (620)            (589)
   Class I                                                                  (14)              --              n/a              n/a
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                     (8,490)          (6,061)          (3,056)          (2,526)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                           73,234          102,688           20,335           18,928
   Reinvestment of Dividends and Distributions                            8,066            5,795            2,851            2,370
   Cost of Shares Redeemed                                              (79,224)         (78,613)         (21,857)         (14,385)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class A
     Transactions                                                         2,076           29,870            1,329            6,913
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                            2,123              557              n/a              n/a
   Reinvestment of Dividends and Distributions                               68                6              n/a              n/a
   Cost of Shares Redeemed                                               (1,030)             (48)             n/a              n/a
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class I Transactions               1,161              515              n/a              n/a
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
      Capital Share Transactions                                          3,237           30,385            1,329            6,913
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                (16,182)          37,142           (5,651)          10,356
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                    147,390          110,248           47,553           37,197
-----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                   $      131,208   $      147,390   $       41,902   $       47,553
===================================================================================================================================
   Undistributed Net Investment Income
     Included in Net Assets at End of Period                     $           34   $            9   $           11   $            6
===================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MODERATE
                                                                             MODERATE STRATEGY                STRATEGY ALLOCATION
                                                                                   FUND                              FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           2008             2007             2008             2007
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                         $       19,729   $       15,170   $        3,276   $        2,667
   Net Realized Gain (Loss) from Affiliated Funds                        (4,706)           4,609           (1,269)             118
   Capital Gain Distributions Received from Affiliated Funds             10,386            6,518            4,898            2,421
   Net Change in Unrealized Appreciation (Depreciation)
     from Affiliated Funds                                              (59,534)          18,691          (16,191)           9,451
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations                (34,125)          44,988           (9,286)          14,657
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                              (24,315)         (17,581)          (5,599)          (3,650)
   Class I                                                                  (54)              (8)             n/a              n/a
   Net Realized Gains:
   Class A                                                               (4,866)          (5,283)          (1,531)            (221)
   Class I                                                                  (14)              (1)             n/a              n/a
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                    (29,249)         (22,873)          (7,130)          (3,871)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                          176,785          301,983           37,635           50,422
   Reinvestment of Dividends and Distributions                           28,600           22,236            6,758            3,697
   Cost of Shares Redeemed                                             (193,821)        (159,744)         (35,747)         (28,309)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class A
     Transactions                                                        11,564          164,475            8,646           25,810
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                            1,876              731              n/a              n/a
   Reinvestment of Dividends and Distributions                               65                9              n/a              n/a
   Cost of Shares Redeemed                                               (1,050)             (51)             n/a              n/a
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class I Transactions                 891              689              n/a              n/a
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
      Capital Share Transactions                                         12,455          165,164            8,646           25,810
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                (50,919)         187,279           (7,770)          36,596
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                    529,942          342,663          128,135           91,539
-----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                   $      479,023   $      529,942   $      120,365   $      128,135
===================================================================================================================================
   Undistributed Net Investment Income
     Included in Net Assets at End of Period                     $          100   $           44   $           14   $            7
===================================================================================================================================


--------------------------------------------------------------------------------
 SEI Asset Allocation Trust / Annual Report / March 31, 2008                  55

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                TAX-MANAGED
                                                                                AGGRESSIVE STRATEGY         AGGRESSIVE STRATEGY
                                                                                        FUND                        FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    2008          2007          2008          2007
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                     $    10,762   $     7,727   $     2,010   $     1,596
   Net Realized Gain (Loss) from Affiliated Funds                                 (1,541)           53        (2,346)          (93)
   Capital Gain Distributions Received from Affiliated Funds                      24,531         8,206         3,796         1,983
   Net Change in Unrealized Appreciation (Depreciation)from Affiliated
     Funds                                                                       (71,435)       21,460       (11,010)        5,723
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations                         (37,683)       37,446        (7,550)        9,209
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                       (20,439)       (9,806)       (3,225)       (1,962)
   Class I                                                                          (244)          (36)          n/a           n/a
   Net Realized Gains:
   Class A                                                                        (7,104)       (8,009)       (1,779)         (516)
   Class I                                                                           (91)          (26)          n/a           n/a
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                             (27,878)      (17,877)       (5,004)       (2,478)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                                   192,809       263,534        37,368        43,026
   Reinvestment of Dividends and Distributions                                    27,378        17,733         4,959         2,449
   Cost of Shares Redeemed                                                      (150,084)      (88,556)      (41,927)      (17,705)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class A Transactions            70,103       192,711           400        27,770
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                                     6,071         3,874           n/a           n/a
   Reinvestment of Dividends and Distributions                                       335            62           n/a           n/a
   Cost of Shares Redeemed                                                        (4,240)         (213)          n/a           n/a
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class I Transactions                        2,166         3,723           n/a           n/a
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Capital Share
     Transactions                                                                 72,269       196,434           400        27,770
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                           6,708       216,003       (12,154)       34,501
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                             408,657       192,654       101,161        66,660
-----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                               $   415,365   $   408,657   $    89,007   $   101,161
===================================================================================================================================
   Undistributed Net Investment Income Included in Net Assets at End of
     Period                                                                  $        26   $        11   $         3   $         2
===================================================================================================================================

(1) For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

n/a -- Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
56                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                CORE MARKET
                                                                                CORE MARKET STRATEGY        STRATEGY ALLOCATION
                                                                                        FUND                        FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    2008          2007          2008          2007
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                     $     3,985   $     3,532   $       474   $       457
   Net Realized Gain (Loss) from Affiliated Funds                                    (63)          353           (72)           86
   Capital Gain Distributions Received from Affiliated Funds                       3,014         1,252           872           566
   Net Change in Unrealized Appreciation (Depreciation)from Affiliated
     Funds                                                                       (10,178)        4,102        (2,854)        1,630
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations                          (3,242)        9,239        (1,580)        2,739
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                        (5,189)       (3,908)         (752)         (567)
   Class I                                                                            --            --           n/a           n/a
   Net Realized Gains:
   Class A                                                                        (1,541)       (2,072)         (675)         (723)
   Class I                                                                            --            --           n/a           n/a
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                              (6,730)       (5,980)       (1,427)       (1,290)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                                    38,656        54,936         5,919         9,943
   Reinvestment of Dividends and Distributions                                     6,607         5,909         1,335         1,182
   Cost of Shares Redeemed                                                       (28,509)      (48,687)       (8,766)       (7,115)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class A Transactions            16,754        12,158        (1,512)        4,010
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                                        --            --           n/a           n/a
   Reinvestment of Dividends and Distributions                                        --            --           n/a           n/a
   Cost of Shares Redeemed                                                            --            --           n/a           n/a
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class I Transactions                           --            --           n/a           n/a
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Capital Share
     Transactions                                                                 16,754        12,158        (1,512)        4,010
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                           6,782        15,417        (4,519)        5,459
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                              99,465        84,048        25,915        20,456
-----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                               $   106,247   $    99,465   $    21,396   $    25,915
===================================================================================================================================
   Undistributed Net Investment Income Included in Net Assets at End of
     Period                                                                  $        32   $        15   $         1   $        --
===================================================================================================================================

                                                                                                               MARKET GROWTH
                                                                               MARKET GROWTH STRATEGY       STRATEGY ALLOCATION
                                                                                        FUND                        FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    2008          2007          2008          2007
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                     $    23,866   $    18,922   $     3,609   $     2,917
   Net Realized Gain (Loss) from Affiliated Funds                                 (1,802)          218        (1,784)           16
   Capital Gain Distributions Received from Affiliated Funds                      31,831        12,168         6,642         3,564
   Net Change in Unrealized Appreciation (Depreciation)from Affiliated
     Funds                                                                       (99,501)       34,306       (20,561)       10,426
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations                         (45,606)       65,614       (12,094)       16,923
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                       (36,444)      (22,128)       (5,732)       (3,579)
   Class I                                                                          (334)          (51)          n/a           n/a
   Net Realized Gains:
   Class A                                                                       (11,181)      (15,558)       (3,257)       (1,043)
   Class I                                                                          (114)          (32)          n/a           n/a
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                             (48,073)      (37,769)       (8,989)       (4,622)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                                   296,048       394,033        54,579        76,931
   Reinvestment of Dividends and Distributions                                    47,220        37,356         8,776         4,560
   Cost of Shares Redeemed                                                      (259,087)     (199,857)      (61,405)      (35,906)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class A Transactions            84,181       231,532         1,950        45,585
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                                     8,703         4,723           n/a           n/a
   Reinvestment of Dividends and Distributions                                       448            83           n/a           n/a
   Cost of Shares Redeemed                                                        (5,837)         (186)          n/a           n/a
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class I Transactions                        3,314         4,620           n/a           n/a
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Capital Share
     Transactions                                                                 87,495       236,152         1,950        45,585
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                          (6,184)      263,997       (19,133)       57,886
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                             730,956       466,959       185,677       127,791
-----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                               $   724,772   $   730,956   $   166,544   $   185,677
===================================================================================================================================
   Undistributed Net Investment Income Included in Net Assets at End of
     Period                                                                  $       132   $        62   $         5   $         3
===================================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   57

Financial Highlights

For the years ended March 31,
For a Share Outstanding Throughout each Period

-----------------------------------------------------------------------------------------------------------------------------------
                                                            Net Realized
                                                                     and
                                                              Unrealized                             Distributions
                                 Net Asset                         Gains                 Dividends            from           Total
                                    Value,           Net   (Losses) from                  from Net        Realized       Dividends
                                 Beginning    Investment      Affiliated   Total from   Investment         Capital             and
                                 of Period        Income           Funds   Operations       Income           Gains   Distributions
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND

   CLASS A
   2008                             $11.35         $0.44*         $(0.48)      $(0.04)      $(0.49)         $(0.07)         $(0.56)
   2007                              11.28          0.43*           0.36         0.79        (0.46)          (0.26)          (0.72)
   2006                              11.07          0.34*           0.29         0.63        (0.35)          (0.07)          (0.42)
   2005                              11.22          0.27*           0.02         0.29        (0.32)          (0.12)          (0.44)
   2004                              10.28          0.24*           1.01         1.25        (0.24)          (0.07)          (0.31)

   CLASS D
   2008                             $11.28         $0.32*         $(0.47)      $(0.15)      $(0.38)         $(0.07)         $(0.45)
   2007                              11.21          0.31*           0.36         0.67        (0.34)          (0.26)          (0.60)
   2006                              11.01          0.22*           0.28         0.50        (0.23)          (0.07)          (0.30)
   2005                              11.13          0.15*           0.03         0.18        (0.18)          (0.12)          (0.30)
   2004                              10.20          0.14*           1.00         1.14        (0.14)          (0.07)          (0.21)

   CLASS I
   2008                             $11.33         $0.41*         $(0.48)      $(0.07)      $(0.46)         $(0.07)         $(0.53)
   2007                              11.26          0.40*           0.36         0.76        (0.43)          (0.26)          (0.69)
   2006                              11.06          0.32*           0.27         0.59        (0.32)          (0.07)          (0.39)
   2005                              11.20          0.24*           0.03         0.27        (0.29)          (0.12)          (0.41)
   2004                              10.27          0.22*           1.00         1.22        (0.22)          (0.07)          (0.29)

DIVERSIFIED CONSERVATIVE FUND

   CLASS A
   2008                             $11.03         $0.38*         $(0.60)      $(0.22)      $(0.50)         $(0.25)         $(0.75)
   2007                              10.97          0.37*           0.57         0.94        (0.41)          (0.47)          (0.88)
   2006                              10.48          0.30*           0.55         0.85        (0.30)          (0.06)          (0.36)
   2005                              10.50          0.27*           0.14         0.41        (0.31)          (0.12)          (0.43)
   2004                               9.10          0.24*           1.46         1.70        (0.23)          (0.07)          (0.30)

   CLASS D
   2008                             $11.01         $0.27*         $(0.61)      $(0.34)      $(0.39)         $(0.25)         $(0.64)
   2007                              10.96          0.26*           0.56         0.82        (0.30)          (0.47)          (0.77)
   2006                              10.47          0.19*           0.56         0.75        (0.20)          (0.06)          (0.26)
   2005                              10.46          0.16*           0.15         0.31        (0.18)          (0.12)          (0.30)
   2004                               9.06          0.14*           1.46         1.60        (0.13)          (0.07)          (0.20)

   CLASS I
   2008                             $11.02         $0.35*         $(0.61)      $(0.26)      $(0.47)         $(0.25)         $(0.72)
   2007                              10.96          0.34*           0.57         0.91        (0.38)          (0.47)          (0.85)
   2006                              10.47          0.27*           0.56         0.83        (0.28)          (0.06)          (0.34)
   2005                              10.49          0.24*           0.14         0.38        (0.28)          (0.12)          (0.40)
   2004                               9.09          0.21*           1.47         1.68        (0.21)          (0.07)          (0.28)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Ratio of
                                                                                                              Expenses
                                                                                                            to Average
                                                                                           Ratio of Net     Net Assets
                                                                            Ratio of Net     Investment     (Excluding
                                      Net Asset                Net Assets       Expenses         Income        Waivers   Portfolio
                                     Value, End     Total   End of Period     to Average     to Average      and Reim-    Turnover
                                      of Period   Return+   ($ Thousands)   Net Assets**     Net Assets   bursement)**        Rate
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND

   CLASS A
   2008                                  $10.75     (0.41)%       $44,804           0.12%          3.89%          0.34%         20%
   2007                                   11.35      7.21          47,155           0.12           3.76           0.35          17
   2006                                   11.28      5.70          56,119           0.12           3.04           0.36          41
   2005                                   11.07      2.62          57,892           0.12           2.40           0.41          27
   2004                                   11.22     12.34          56,376           0.12           2.26           0.36          23

   CLASS D
   2008                                  $10.68     (1.40)%       $ 6,298           1.12%          2.89%          1.34%         20%
   2007                                   11.28      6.17           7,258           1.12           2.77           1.35          17
   2006                                   11.21      4.53           8,453           1.12           2.02           1.36          41
   2005                                   11.01      1.63          12,177           1.12           1.39           1.41          27
   2004                                   11.13     11.25          13,747           1.12           1.26           1.36          23

   CLASS I
   2008                                  $10.73     (0.67)%       $ 4,197           0.37%          3.63%          0.59%         20%
   2007                                   11.33      6.96           4,739           0.37           3.51           0.60          17
   2006                                   11.26      5.36           4,165           0.37           2.79           0.61          41
   2005                                   11.06      2.41           3,660           0.37           2.16           0.66          27
   2004                                   11.20     12.00           3,434           0.37           1.99           0.61          23

DIVERSIFIED CONSERVATIVE FUND

   CLASS A
   2008                                  $10.06     (2.28)%       $64,565           0.12%          3.49%          0.34%         24%
   2007                                   11.03      8.79          80,537           0.12           3.34           0.35          32
   2006                                   10.97      8.21          94,597           0.12           2.80           0.36          43
   2005                                   10.48      3.93          92,261           0.12           2.55           0.41          18
   2004                                   10.50     18.98          73,941           0.12           2.41           0.36          15

   CLASS D
   2008                                  $10.03     (3.37)%       $ 5,099           1.12%          2.50%          1.34%         24%
   2007                                   11.01      7.62           6,559           1.12           2.34           1.35          32
   2006                                   10.96      7.15           8,942           1.12           1.80           1.36          43
   2005                                   10.47      2.96           9,062           1.12           1.53           1.41          18
   2004                                   10.46     17.85           9,124           1.12           1.41           1.36          15

   CLASS I
   2008                                  $10.04     (2.63)%       $ 5,995           0.37%          3.23%          0.59%         24%
   2007                                   11.02      8.54           8,010           0.37           3.12           0.60          32
   2006                                   10.96      7.95           7,250           0.37           2.54           0.61          43
   2005                                   10.47      3.62           7,571           0.37           2.31           0.66          18
   2004                                   10.49     18.72           6,045           0.37           2.15           0.61          15


--------------------------------------------------------------------------------
58                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

-----------------------------------------------------------------------------------------------------------------------------------
                                                            Net Realized
                                                                     and
                                                              Unrealized                              Distributions
                                 Net Asset                         Gains                 Dividends             from          Total
                                    Value,           Net   (Losses) from                  from Net         Realized      Dividends
                                 Beginning    Investment      Affiliated   Total from   Investment          Capital            and
                                 of Period        Income           Funds   Operations       Income            Gains  Distributions
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND

   CLASS A
   2008                             $12.38         $0.37*         $(0.93)      $(0.56)      $(0.56)          $(0.27)        $(0.83)
   2007                              11.96          0.35*           0.87         1.22        (0.42)           (0.38)         (0.80)
   2006                              10.92          0.27*           1.09         1.36        (0.27)           (0.05)         (0.32)
   2005                              11.12          0.25*           0.41         0.66        (0.30)           (0.56)         (0.86)
   2004                               8.94          0.22*           2.23         2.45        (0.21)           (0.06)         (0.27)

   CLASS D
   2008                             $12.26         $0.25*         $(0.92)      $(0.67)      $(0.45)          $(0.27)        $(0.72)
   2007                              11.85          0.23*           0.85         1.08        (0.29)           (0.38)         (0.67)
   2006                              10.82          0.16*           1.07         1.23        (0.15)           (0.05)         (0.20)
   2005                              11.00          0.14*           0.40         0.54        (0.16)           (0.56)         (0.72)
   2004                               8.85          0.12*           2.20         2.32        (0.11)           (0.06)         (0.17)

   CLASS I
   2008                             $12.34         $0.34*         $(0.93)      $(0.59)      $(0.53)          $(0.27)        $(0.80)
   2007                              11.93          0.33*           0.85         1.18        (0.39)           (0.38)         (0.77)
   2006                              10.89          0.24*           1.09         1.33        (0.24)           (0.05)         (0.29)
   2005                              11.08          0.23*           0.41         0.64        (0.27)           (0.56)         (0.83)
   2004                               8.92          0.20*           2.21         2.41        (0.19)           (0.06)         (0.25)

DIVERSIFIED MODERATE GROWTH FUND

   CLASS A
   2008                             $13.64         $0.37*         $(0.96)      $(0.59)      $(0.56)          $(0.68)        $(1.24)
   2007                              13.29          0.34*           0.94         1.28        (0.45)           (0.48)         (0.93)
   2006                              12.20          0.27*           1.11         1.38        (0.28)           (0.01)         (0.29)
   2005                              11.91          0.25*           0.35         0.60        (0.27)           (0.04)         (0.31)
   2004                               9.68          0.20*           2.28         2.48        (0.19)           (0.06)         (0.25)

   CLASS D
   2008                             $13.58         $0.24*         $(0.96)      $(0.72)      $(0.43)          $(0.68)        $(1.11)
   2007                              13.24          0.22*           0.92         1.14        (0.32)           (0.48)         (0.80)
   2006                              12.16          0.15*           1.09         1.24        (0.15)           (0.01)         (0.16)
   2005                              11.84          0.12*           0.36         0.48        (0.12)           (0.04)         (0.16)
   2004                               9.63          0.10*           2.26         2.36        (0.09)           (0.06)         (0.15)

   CLASS I
   2008                             $13.63         $0.34*         $(0.96)      $(0.62)      $(0.53)          $(0.68)        $(1.21)
   2007                              13.29          0.32*           0.92         1.24        (0.42)           (0.48)         (0.90)
   2006                              12.20          0.24*           1.11         1.35        (0.25)           (0.01)         (0.26)
   2005                              11.90          0.22*           0.35         0.57        (0.23)           (0.04)         (0.27)
   2004                               9.67          0.18*           2.28         2.46        (0.17)           (0.06)         (0.23)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Ratio of
                                                                                                              Expenses
                                                                                                            to Average
                                                                                           Ratio of Net     Net Assets
                                                                            Ratio of Net     Investment     (Excluding
                                      Net Asset                Net Assets       Expenses         Income        Waivers   Portfolio
                                     Value, End     Total   End of Period     to Average     to Average      and Reim-    Turnover
                                      of Period   Return+   ($ Thousands)   Net Assets**     Net Assets   bursement)**        Rate
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND

   CLASS A
   2008                                  $10.99     (4.94)%      $140,606           0.12%          2.99%          0.34%         25%
   2007                                   12.38     10.44         168,886           0.12           2.86           0.34          28
   2006                                   11.96     12.64         178,977           0.12           2.40           0.36          58
   2005                                   10.92      5.99         158,229           0.12           2.24           0.41          24
   2004                                   11.12     27.72         176,704           0.12           2.12           0.36          36

   CLASS D
   2008                                  $10.87     (5.90)%      $  5,325           1.12%          2.09%          1.34%         25%
   2007                                   12.26      9.32           4,739           1.12           1.89           1.34          28
   2006                                   11.85     11.51           7,674           1.12           1.38           1.36          58
   2005                                   10.82      4.96           8,347           1.12           1.29           1.41          24
   2004                                   11.00     26.46           8,829           1.12           1.18           1.36          36

   CLASS I
   2008                                  $10.95     (5.19)%      $ 30,981           0.37%          2.78%          0.59%         25%
   2007                                   12.34     10.13          31,814           0.37           2.70           0.59          28
   2006                                   11.93     12.41          18,748           0.37           2.15           0.61          58
   2005                                   10.89      5.80          13,973           0.37           2.10           0.67          24
   2004                                   11.08     27.28           8,408           0.37           1.96           0.62          36

DIVERSIFIED MODERATE GROWTH FUND

   CLASS A
   2008                                  $11.81     (4.95)%      $147,548           0.12%          2.77%          0.34%         13%
   2007                                   13.64      9.85         194,744           0.12           2.55           0.35          15
   2006                                   13.29     11.41         338,254           0.12           2.15           0.36          52
   2005                                   12.20      5.09         337,643           0.12           2.08           0.40          18
   2004                                   11.91     25.88         200,772           0.12           1.85           0.36          17

   CLASS D
   2008                                  $11.75     (5.94)%      $ 13,301           1.12%          1.78%          1.34%         13%
   2007                                   13.58      8.70          17,844           1.12           1.67           1.35          15
   2006                                   13.24     10.27          19,586           1.12           1.15           1.36          52
   2005                                   12.16      4.08          18,569           1.12           1.03           1.40          18
   2004                                   11.84     24.57          20,780           1.12           0.87           1.36          17

   CLASS I
   2008                                  $11.80     (5.20)%      $ 15,256           0.37%          2.53%          0.59%         13%
   2007                                   13.63      9.49          23,382           0.37           2.42           0.60          15
   2006                                   13.29     11.14          23,262           0.37           1.91           0.61          52
   2005                                   12.20      4.87          19,137           0.37           1.81           0.65          18
   2004                                   11.90     25.61          10,887           0.37           1.59           0.62          17

 + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 *    Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   59

Financial Highlights

For the periods ended March 31,

For a Share Outstanding Throughout each Period

-----------------------------------------------------------------------------------------------------------------------------------

                                                  Net Realized
                                                           and
                                                    Unrealized                             Distributions
                       Net Asset          Net            Gains                 Dividends            from                     Total
                          Value,   Investment    (Losses) from                  from Net        Realized    Return       Dividends
                       Beginning       Income       Affiliated   Total from   Investment         Capital        of             and
                       of Period       (Loss)            Funds   Operations       Income           Gains   Capital   Distributions
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND

   CLASS A
   2008                   $14.45        $0.31*          $(1.23)      $(0.92)      $(0.61)         $(0.41)      $--          $(1.02)
   2007                    13.61         0.29*            1.22         1.51        (0.39)          (0.28)       --           (0.67)
   2006                    12.01         0.21*            1.67         1.88        (0.21)          (0.07)       --           (0.28)
   2005                    11.63         0.20*            0.60         0.80        (0.22)          (0.20)       --           (0.42)
   2004                     8.79         0.15*            2.87         3.02        (0.14)          (0.04)       --           (0.18)

   CLASS D
   2008                   $14.36        $0.17*          $(1.23)      $(1.06)      $(0.47)         $(0.41)      $--          $(0.88)
   2007                    13.52         0.16*            1.21         1.37        (0.25)          (0.28)       --           (0.53)
   2006                    11.93         0.08*            1.66         1.74        (0.08)          (0.07)       --           (0.15)
   2005                    11.54         0.07*            0.60         0.67        (0.08)          (0.20)       --           (0.28)
   2004                     8.73         0.05*            2.84         2.89        (0.04)          (0.04)       --           (0.08)

   CLASS I
   2008                   $14.44        $0.28*          $(1.24)      $(0.96)      $(0.58)         $(0.41)      $--          $(0.99)
   2007                    13.61         0.27*            1.20         1.47        (0.36)          (0.28)       --           (0.64)
   2006                    12.00         0.18*            1.68         1.86        (0.18)          (0.07)       --           (0.25)
   2005                    11.62         0.17*            0.60         0.77        (0.19)          (0.20)       --           (0.39)
   2004                     8.79         0.13*            2.86         2.99        (0.12)          (0.04)       --           (0.16)

DIVERSIFIED GLOBAL STOCK FUND

   CLASS A
   2008                   $14.40        $0.20*          $(1.50)      $(1.30)      $(0.58)         $   --       $--          $(0.58)
   2007                    13.11         0.18*            1.41         1.59        (0.30)             --        --           (0.30)
   2006                    11.16         0.11*            1.97         2.08        (0.11)          (0.02)       --           (0.13)
   2005                    10.52         0.11*            0.69         0.80        (0.12)          (0.04)       --           (0.16)
   2004                     7.50         0.07*            3.02         3.09        (0.06)          (0.01)       --           (0.07)

   CLASS D
   2008                   $13.52       $ 0.06*          $(1.42)      $(1.36)      $(0.45)         $   --       $--          $(0.45)
   2007                    12.36         0.05*            1.31         1.36        (0.20)             --        --           (0.20)
   2006                    10.57        (0.01)*           1.86         1.85        (0.04)          (0.02)       --           (0.06)
   2005                    10.01           --*            0.66         0.66        (0.06)          (0.04)       --           (0.10)
   2004                     7.17        (0.02)*           2.88         2.86        (0.01)          (0.01)       --           (0.02)

   CLASS I
   2008                   $14.36        $0.18*          $(1.51)      $(1.33)      $(0.54)         $   --       $--          $(0.54)
   2007                    13.08         0.18*            1.36         1.54        (0.26)             --        --           (0.26)
   2006                    11.14         0.10*            1.94         2.04        (0.08)          (0.02)       --           (0.10)
   2005                    10.50         0.10*            0.67         0.77        (0.09)          (0.04)       --           (0.13)
   2004                     7.50         0.06*            2.99         3.05        (0.04)          (0.01)       --           (0.05)

--------------------------------------------------------------------------------------------------------------------

                                                                                                Ratio of
                                                                                                Expenses
                                                                             Ratio of Net     to Average
                                                                               Investment     Net Assets
                                                              Ratio of Net         Income     (Excluding
                        Net Asset                Net Assets       Expenses         (Loss)        Waivers   Portfolio
                       Value, End     Total   End of Period     to Average     to Average      and Reim-    Turnover
                        of Period   Return+   ($ Thousands)   Net Assets**     Net Assets   bursement)**        Rate
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND

   CLASS A
   2008                    $12.51     (7.04)%      $170,825           0.12%          2.14%          0.34%         17%
   2007                     14.45     11.29         213,992           0.12           2.07           0.34          23
   2006                     13.61     15.81         236,477           0.12           1.64           0.36          69
   2005                     12.01      6.89         206,579           0.12           1.69           0.40          16
   2004                     11.63     34.53         171,034           0.12           1.45           0.36          32

   CLASS D
   2008                    $12.42     (8.02)%      $  8,649           1.12%          1.16%          1.34%         17%
   2007                     14.36     10.25          11,161           1.12           1.13           1.34          23
   2006                     13.52     14.69          14,026           1.12           0.62           1.36          69
   2005                     11.93      5.76          13,309           1.12           0.63           1.40          16
   2004                     11.54     33.18          17,583           1.12           0.46           1.36          32

   CLASS I
   2008                    $12.49     (7.34)%      $ 46,352           0.37%          1.96%          0.59%         17%
   2007                     14.44     10.95          45,378           0.37           1.96           0.59          23
   2006                     13.61     15.63          32,240           0.37           1.44           0.61          69
   2005                     12.00      6.59          22,177           0.37           1.47           0.66          16
   2004                     11.62     34.13          14,686           0.37           1.25           0.62          32

DIVERSIFIED GLOBAL STOCK FUND

   CLASS A
   2008                    $12.52     (9.49)%      $ 82,495           0.12%          1.36%          0.34%         20%
   2007                     14.40     12.18         120,818           0.12           1.36           0.34          23
   2006                     13.11     18.75         142,449           0.12           0.95           0.36          86
   2005                     11.16      7.62         123,048           0.12           1.07           0.41          19
   2004                     10.52     41.32         123,657           0.12           0.78           0.36          58

   CLASS D
   2008                    $11.71    (10.43)%      $  5,204           1.12%          0.45%          1.34%         20%
   2007                     13.52     11.03           5,908           1.12           0.43           1.34          23
   2006                     12.36     17.53           6,046           1.12          (0.10)          1.36          86
   2005                     10.57      6.57           6,920           1.12           0.05           1.41          19
   2004                     10.01     39.94           7,969           1.12          (0.21)          1.36          58

   CLASS I
   2008                    $12.49     (9.67)%      $ 17,326           0.37%          1.26%          0.59%         20%
   2007                     14.36     11.88          17,836           0.37           1.37           0.59          23
   2006                     13.08     18.40           9,110           0.37           0.82           0.61          86
   2005                     11.14      7.35           8,445           0.37           0.96           0.66          19
   2004                     10.50     40.77           3,177           0.37           0.58           0.61          58


--------------------------------------------------------------------------------
60                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

----------------------------------------------------------------------------------------------------------------------------------

                                                 Net Realized
                                                          and
                                                   Unrealized                             Distributions
                       Net Asset          Net           Gains                 Dividends            from                     Total
                          Value,   Investment   (Losses) from                  from Net        Realized    Return       Dividends
                       Beginning       Income      Affiliated   Total from   Investment         Capital        of             and
                       of Period       (Loss)           Funds   Operations       Income           Gains   Capital   Distributions
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND

   CLASS A
   2008                   $16.76       $ 0.18*         $(1.92)      $(1.74)      $(0.50)         $   --       $--          $(0.50)
   2007                    15.52         0.15*           1.36         1.51        (0.27)             --        --           (0.27)
   2006                    13.46         0.08*           2.08         2.16        (0.07)          (0.03)       --           (0.10)
   2005                    12.91         0.10*           0.62         0.72        (0.11)          (0.06)       --           (0.17)
   2004                     9.48         0.09*           3.42         3.51        (0.07)          (0.01)       --           (0.08)

   CLASS D
   2008                   $15.75       $ 0.01*         $(1.81)      $(1.80)      $(0.34)         $   --       $--          $(0.34)
   2007                    14.60        (0.01)*          1.29         1.28        (0.13)             --        --           (0.13)
   2006                    12.73        (0.06)*          1.96         1.90           --           (0.03)       --           (0.03)
   2005                    12.25        (0.03)*          0.59         0.56        (0.02)          (0.06)       --           (0.08)
   2004                     9.04        (0.01)*          3.23         3.22           --           (0.01)       --           (0.01)

   CLASS I
   2008                   $16.72       $ 0.14*         $(1.92)      $(1.78)      $(0.46)         $   --       $--          $(0.46)
   2007                    15.48         0.11*           1.36         1.47        (0.23)             --        --           (0.23)
   2006                    13.44         0.05*           2.07         2.12        (0.05)          (0.03)       --           (0.08)
   2005                    12.89         0.08*           0.61         0.69        (0.08)          (0.06)       --           (0.14)
   2004                     9.48         0.06*           3.41         3.47        (0.05)          (0.01)       --           (0.06)

DEFENSIVE STRATEGY FUND

   CLASS A
   2008                   $10.90       $ 0.45*         $(1.04)      $(0.59)      $(0.51)         $(0.12)      $--          $(0.63)
   2007                    10.58         0.48*           0.36         0.84        (0.50)          (0.02)       --           (0.52)
   2006                    10.34         0.39*           0.20         0.59        (0.33)          (0.02)       --           (0.35)
   2005                    10.29         0.29*           0.06         0.35        (0.25)          (0.05)       --           (0.30)
   2004(1)                 10.00         0.14*           0.15         0.29           --              --        --              --

   CLASS I
   2008                   $10.96       $ 0.39*         $(1.04)      $(0.65)      $(0.51)         $(0.12)      $--          $(0.63)
   2007                    10.70         0.43*           0.35         0.78        (0.50)          (0.02)       --           (0.52)
   2006                    10.46         0.37*^          0.22         0.59        (0.33)          (0.02)       --           (0.35)
   2005                    10.30         0.38*           0.08         0.46        (0.25)          (0.05)       --           (0.30)
   2004(1)                 10.00         0.16*           0.14         0.30           --              --        --              --

--------------------------------------------------------------------------------------------------------------------------

                                                                                                      Ratio of
                                                                                                      Expenses
                                                                                   Ratio of Net     to Average
                                                                                     Investment     Net Assets
                                                                 Ratio of Net            Income     (Excluding
                        Net Asset                   Net Assets       Expenses            (Loss)        Waivers   Portfolio
                       Value, End     Total      End of Period     to Average        to Average      and Reim-    Turnover
                        of Period   Return+      ($ Thousands)   Net Assets**        Net Assets   bursement)**        Rate
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND

   CLASS A
   2008                    $14.52    (10.71)%         $ 53,598           0.12%             1.09%          0.34%         11%
   2007                     16.76      9.80             74,105           0.12              0.92           0.34          15
   2006                     15.52     16.10             89,770           0.12              0.57           0.37         101
   2005                     13.46      5.62             89,902           0.12              0.79           0.41          11
   2004                     12.91     37.24            100,571           0.12              0.79           0.36          27

   CLASS D
   2008                    $13.61    (11.66)%         $  6,311           1.12%             0.08%          1.34%         11%
   2007                     15.75      8.78             11,205           1.12             (0.10)          1.34          15
   2006                     14.60     14.91             13,190           1.12             (0.43)          1.37         101
   2005                     12.73      4.57             12,676           1.12             (0.21)          1.41          11
   2004                     12.25     35.68             15,562           1.12             (0.11)          1.36          27

   CLASS I
   2008                    $14.48    (10.96)%         $  4,688           0.37%             0.85%          0.59%         11%
   2007                     16.72      9.56              5,775           0.37              0.69           0.59          15
   2006                     15.48     15.78              5,936           0.37              0.35           0.62         101
   2005                     13.44      5.35              4,323           0.37              0.58           0.66          11
   2004                     12.89     36.76              2,251           0.37              0.51           0.61          27

DEFENSIVE STRATEGY FUND

   CLASS A
   2008                    $ 9.68     (5.63)%         $ 51,283           0.10%             4.25%          0.34%         40%
   2007                     10.90      8.08            109,333           0.10              4.48           0.34          94
   2006                     10.58      5.81             99,511           0.10              3.69           0.35          46
   2005                     10.34      3.44             26,587           0.10              2.78           0.49          52
   2004 (1)                 10.29      2.90              2,500           0.10              3.78           4.04           1

   CLASS I
   2008                    $ 9.68     (6.22)%         $     --           0.10%++           3.68%          0.34%         40%
   2007                     10.96      7.42                 --           0.10++            3.96           0.34          94
   2006                     10.70      5.74                 --           0.10++            3.69           0.35          46
   2005                     10.46      4.51(2)              --           0.10++            2.78           0.49          52
   2004 (1)                 10.30      3.00(2)              --           0.10++            3.78           4.04           1

(1) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.

(2) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 ++ Excludes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

  *   Per share calculations were performed using average shares.

 ** The expense ratios do not include expenses of the underlying affiliated investment companies.

  ^ The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   61

Financial Highlights

For the periods ended March 31,

For a Share Outstanding Throughout each Period

----------------------------------------------------------------------------------------------------------------------------------

                                             Net Realized
                                                      and
                                               Unrealized                             Distributions
                  Net Asset                         Gains                 Dividends            from                        Total
                     Value,          Net    (Losses) from                  from Net        Realized    Return          Dividends
                  Beginning   Investment       Affiliated   Total from   Investment         Capital        of                and
                  of Period       Income            Funds   Operations       Income           Gains   Capital      Distributions
----------------------------------------------------------------------------------------------------------------------------------
DEFENSIVE STRATEGY ALLOCATION FUND

   CLASS A
   2008           $   13.55   $     0.51*   $       (1.48)  $    (0.97)  $    (0.72)  $       (0.38)  $    --      $       (1.10)
   2007               12.68         0.51*            1.19         1.70        (0.63)          (0.20)       --              (0.83)
   2006(6)            11.48         0.40*            1.31         1.71        (0.36)          (0.15)       --              (0.51)
   2005(4)            40.84         0.88*            0.16         1.04        (0.80)          (0.16)   (29.44)(2)         (30.40)
   2004(1)(4)         40.00         0.80*            0.04         0.84           --              --        --                 --

CONSERVATIVE STRATEGY FUND

   CLASS A
   2008           $   11.68   $     0.44*   $       (1.19)  $    (0.75)  $    (0.54)  $       (0.09)  $    --      $       (0.63)
   2007               11.13         0.45*            0.63         1.08        (0.51)          (0.02)       --              (0.53)
   2006               10.61         0.38*            0.53         0.91        (0.34)          (0.05)       --              (0.39)
   2005               10.43         0.31*            0.22         0.53        (0.28)          (0.07)       --              (0.35)
   2004(1)            10.00         0.13*            0.30         0.43           --              --        --                 --

   CLASS I
   2008           $   11.83   $     0.43*   $       (1.22)  $    (0.79)  $    (0.51)  $       (0.09)  $    --      $       (0.60)
   2007               11.29         0.53*            0.52         1.05        (0.49)          (0.02)       --              (0.51)
   2006               10.75         0.39*^           0.54         0.93        (0.34)          (0.05)       --              (0.39)
   2005               10.46         0.37*            0.27         0.64        (0.28)          (0.07)       --              (0.35)
   2004(1)            10.00         0.16*            0.30         0.46           --              --        --                 --

CONSERVATIVE STRATEGY ALLOCATION FUND

   CLASS A
   2008           $   12.20   $     0.41*   $       (1.34)  $    (0.93)  $    (0.61)  $       (0.16)  $    --      $       (0.77)
   2007               11.30         0.40*            1.18         1.58        (0.52)          (0.16)       --              (0.68)
   2006(7)            10.18         0.32*            1.30         1.62        (0.32)          (0.18)       --              (0.50)
   2005(5)            20.90         0.52*            0.48         1.00        (0.50)          (0.14)   (11.08)(2)         (11.72)
   2004(1)(5)         20.00         0.24*            0.66         0.90           --              --        --                 --

MODERATE STRATEGY FUND

   CLASS A
   2008           $   12.43   $     0.44*   $       (1.16)  $    (0.72)  $    (0.55)  $       (0.11)  $    --      $       (0.66)
   2007               11.82         0.43*            0.78         1.21        (0.47)          (0.13)       --              (0.60)
   2006               11.03         0.37*            0.82         1.19        (0.34)          (0.06)       --              (0.40)
   2005               10.69         0.34*            0.33         0.67        (0.28)          (0.05)       --              (0.33)
   2004(1)            10.00         0.14*            0.55         0.69           --              --        --                 --

   CLASS I
   2008           $   12.67   $     0.45*   $       (1.21)  $    (0.76)  $    (0.52)  $       (0.11)  $    --      $       (0.63)
   2007               12.05         0.48*            0.72         1.20        (0.45)          (0.13)       --              (0.58)
   2006               11.18         0.42*^           0.85         1.27        (0.34)          (0.06)       --              (0.40)
   2005               10.73         0.42*            0.36         0.78        (0.28)          (0.05)       --              (0.33)
   2004(1)            10.00         0.15*            0.58         0.73           --              --        --                 --

MODERATE STRATEGY ALLOCATION FUND

   CLASS A
   2008           $   15.41   $     0.37*   $       (1.33)  $    (0.96)  $    (0.63)  $       (0.17)  $    --      $       (0.80)
   2007               14.03         0.35*            1.53         1.88        (0.47)          (0.03)       --              (0.50)
   2006(7)            12.54         0.28*            1.58         1.86        (0.27)          (0.10)       --              (0.37)
   2005(5)            21.16         0.52*            0.58         1.10        (0.46)          (0.14)    (9.12)(2)          (9.72)
   2004(1)(5)         20.00         0.30*            0.86         1.16           --              --        --                 --

--------------------------------------------------------------------------------------------------------------------

                                                                                               Ratio of
                                                                                               Expenses
                                                                                             to Average
                                                                            Ratio of Net     Net Assets
                                                           Ratio of Net       Investment     (Excluding
                   Net Asset                  Net Assets       Expenses           Income        Waivers   Portfolio
                  Value, End     Total     End of Period     to Average       to Average      and Reim-    Turnover
                   of Period   Return+     ($ Thousands)   Net Assets**       Net Assets   bursement)**        Rate
--------------------------------------------------------------------------------------------------------------------
DEFENSIVE STRATEGY ALLOCATION FUND

   CLASS A
   2008           $    11.48     (7.61)%   $      17,127           0.10%            3.95%          0.34%         37%
   2007                13.55     13.85            20,856           0.10             3.90           0.33          34
   2006(6)             12.68     15.10            20,027           0.10             3.74           0.36          49
   2005(4)             11.48      3.09             4,608           0.10             2.14           0.59         212
   2004(1)(4)          40.84      2.10             1,249           0.10             5.38           8.27           5

CONSERVATIVE STRATEGY FUND

   CLASS A
   2008           $    10.30     (6.73)%   $     129,724           0.10%            3.90%          0.34%         66%
   2007                11.68      9.88           146,872           0.10             3.98           0.35         103
   2006                11.13      8.72           110,248           0.10             3.48           0.35          15
   2005                10.61      5.12            47,268           0.10             2.97           0.46          49
   2004(1)             10.43      4.30             3,092           0.10             3.44           2.69           4

   CLASS I
   2008           $    10.44     (6.95)%   $       1,484           0.35%            3.83%          0.59%         66%
   2007                11.83      9.49               518           0.35             4.47           0.59         103
   2006                11.29      8.79(3)             --           0.10++           3.48           0.35          15
   2005                10.75      6.17(3)             --           0.10++           2.97           0.46          49
   2004(1)             10.46      4.60(3)             --           0.10++           3.44           2.69           4

CONSERVATIVE STRATEGY ALLOCATION FUND

   CLASS A
   2008           $    10.50     (7.98)%   $      41,902           0.10%            3.53%          0.34%         37%
   2007                12.20     14.27            47,553           0.10             3.42           0.34          25
   2006(7)             11.30     16.29            37,197           0.10             3.22           0.37          28
   2005(5)             10.18      5.18            25,443           0.10             2.48           0.45         167
   2004(1)(5)          20.90      4.50             3,090           0.10             3.03           2.27          --

MODERATE STRATEGY FUND

   CLASS A
   2008           $    11.05     (6.15)%   $     477,612           0.10%            3.64%          0.34%         31%
   2007                12.43     10.49           529,251           0.10             3.54           0.34          49
   2006                11.82     10.89           342,663           0.10             3.22           0.35           6
   2005                11.03      6.32           163,817           0.10             3.06           0.41          27
   2004(1)             10.69      6.90             9,400           0.10             3.54           1.64           4

   CLASS I
   2008           $    11.28     (6.32)%   $       1,411           0.35%            3.69%          0.59%         31%
   2007                12.67     10.22               691           0.35             3.82           0.59          49
   2006                12.05     11.46(3)             --           0.10++           3.22           0.35           6
   2005                11.18      7.34(3)             --           0.10++           3.06           0.41          27
   2004(1)             10.73      7.30(3)             --           0.10++           3.54           1.64           4

MODERATE STRATEGY ALLOCATION FUND

   CLASS A
   2008           $    13.65     (6.65)%   $     120,365           0.10%            2.45%          0.34%         16%
   2007                15.41     13.56           128,135           0.10             2.44           0.34          12
   2006(7)             14.03     14.98            91,539           0.10             2.26           0.36          12
   2005(5)             12.54      5.61            40,281           0.10             2.39           0.43         137
   2004(1)(5)          21.16      5.80             2,118           0.10             3.94           4.71           1


--------------------------------------------------------------------------------
62                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

--------------------------------------------------------------------------------------------------------------------

                                             Net Realized
                                                      and
                                               Unrealized                             Distributions
                  Net Asset                         Gains                 Dividends            from           Total
                     Value,          Net    (Losses) from                  from Net        Realized       Dividends
                  Beginning   Investment       Affiliated   Total from   Investment         Capital             and
                  of Period       Income            Funds   Operations       Income           Gains   Distributions
--------------------------------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND

   CLASS A
   2008           $   13.96   $     0.34*   $       (1.35)  $    (1.01)  $    (0.64)  $       (0.22)  $       (0.86)
   2007               13.18         0.36*            1.16         1.52        (0.41)          (0.33)          (0.74)
   2006               11.45         0.28*            1.75         2.03        (0.24)          (0.06)          (0.30)
   2005               10.89         0.30*            0.56         0.86        (0.24)          (0.06)          (0.30)
   2004(1)            10.00         0.09*            0.80         0.89           --              --              --

   CLASS I
   2008           $   13.73   $     0.33*   $       (1.36)  $    (1.03)  $    (0.61)  $       (0.22)  $       (0.83)
   2007               12.99         0.37*            1.09         1.46        (0.39)          (0.33)          (0.72)
   2006               11.36         0.18*^           1.75         1.93        (0.24)          (0.06)          (0.30)
   2005               10.87         0.17*            0.62         0.79        (0.24)          (0.06)          (0.30)
   2004(1)            10.00         0.18*            0.69         0.87           --              --              --

TAX-MANAGED AGGRESSIVE STRATEGY FUND

   CLASS A
   2008           $   14.29   $     0.27*   $       (1.06)  $    (0.79)  $    (0.42)  $       (0.23)  $       (0.65)
   2007               13.26         0.26*            1.15         1.41        (0.30)          (0.08)          (0.38)
   2006               11.54         0.21*            1.78         1.99        (0.19)          (0.08)          (0.27)
   2005               10.89         0.24*            0.62         0.86        (0.19)          (0.02)          (0.21)
   2004(1)            10.00         0.06*            0.83         0.89           --              --              --

CORE MARKET STRATEGY FUND

   CLASS A
   2008           $   11.72   $     0.43*   $       (0.70)  $    (0.27)  $    (0.55)  $       (0.17)  $       (0.72)
   2007               11.37         0.42*            0.62         1.04        (0.45)          (0.24)          (0.69)
   2006               10.73         0.35*            0.67         1.02        (0.32)          (0.06)          (0.38)
   2005               10.60         0.33*            0.16         0.49        (0.28)          (0.08)          (0.36)
   2004(1)            10.00         0.11*            0.49         0.60           --              --              --

   CLASS I
   2008           $   12.01   $     0.43*   $       (0.73)  $    (0.30)  $    (0.54)  $       (0.17)  $       (0.71)
   2007               11.63         0.46*            0.61         1.07        (0.45)          (0.24)          (0.69)
   2006               10.88         0.43*^           0.70         1.13        (0.32)          (0.06)          (0.38)
   2005               10.62         0.43*            0.19         0.62        (0.28)          (0.08)          (0.36)
   2004(1)            10.00         0.16*            0.46         0.62           --              --              --

--------------------------------------------------------------------------------------------------------------------

                                                                                               Ratio of
                                                                                               Expenses
                                                                                             to Average
                                                                            Ratio of Net     Net Assets
                                                           Ratio of Net       Investment     (Excluding
                   Net Asset                  Net Assets       Expenses           Income        Waivers   Portfolio
                  Value, End     Total     End of Period     to Average       to Average      and Reim-    Turnover
                   of Period   Return+     ($ Thousands)   Net Assets**       Net Assets   bursement)**        Rate
--------------------------------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND

   CLASS A
   2008           $    12.09     (7.83)%   $     410,235           0.10%            2.46%          0.34%         18%
   2007                13.96     11.74           404,880           0.10             2.68           0.34          14
   2006                13.18     17.90           192,654           0.10             2.27           0.35          60
   2005                11.45      7.87            73,500           0.10             2.66           0.43          13
   2004(1)             10.89      8.90             6,721           0.10             2.18           2.24           2

   CLASS I
   2008           $    11.87     (8.10)%   $       5,130           0.35%            2.42%          0.59%         18%
   2007                13.73     11.47             3,777           0.35             2.74           0.59          14
   2006                12.99     17.16                --           0.10++           2.27           0.35          60
   2005                11.36      7.24                --           0.10++           2.66           0.43          13
   2004(1)             10.87      8.70                --           0.10++           2.18           2.24           2

TAX-MANAGED AGGRESSIVE STRATEGY FUND

   CLASS A
   2008           $    12.85     (6.05)%   $      89,007           0.10%            1.85%          0.34%         28%
   2007                14.29     10.76           101,161           0.10             1.95           0.34          12
   2006                13.26     17.35            66,660           0.10             1.69           0.35          12
   2005                11.54      7.90            34,131           0.10             2.11           0.50          18
   2004(1)             10.89      8.90             2,664           0.10             1.39           2.16          44

CORE MARKET STRATEGY FUND

   CLASS A
   2008           $    10.73     (2.61)%   $     106,247           0.10%            3.72%          0.34%         22%
   2007                11.72      9.35            99,465           0.10             3.62           0.34          37
   2006                11.37      9.68            84,048           0.10             3.18           0.35          42
   2005                10.73      4.66            40,602           0.10             3.09           0.46          55
   2004(1)             10.60      6.00             5,867           0.10             2.87           2.54           6

   CLASS I
   2008           $    11.00     (2.78)%   $          --           0.10%++          3.60%          0.34%         22%
   2007                12.01      9.40(3)             --           0.10++           3.94           0.34          37
   2006                11.63     10.57(3)             --           0.10++           3.18           0.35          42
   2005                10.88      5.89(3)             --           0.10++           3.09           0.46          55
   2004(1)             10.62      6.20(3)             --           0.10++           2.87           2.54           6

(1) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.

(2)   For more information see footnote 7 in the notes to financial statements.

(3) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

(4) Per share amounts have been restated for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(5) Per share amounts have been restated for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(6) Per share amounts have been adjusted for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005. For more information see
      Note 8 in the Notes to the Financial Statements.

(7) Per share amounts have been adjusted for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see
      Note 8 in the Notes to the Financial Statements.

  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 ++ Excludes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

  *   Per share calculations were performed using average shares.

 ** The expense ratios do not include expenses of the underlying affiliated investment companies.

  ^ The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   63

Financial Highlights

For the periods ended March 31,
For a Share Outstanding Throughout each Period

---------------------------------------------------------------------------------------------------------------------------------

                                             Net Realized
                                                      and
                                               Unrealized                             Distributions
                  Net Asset                         Gains                 Dividends            from                        Total
                     Value,          Net    (Losses) from                  from Net        Realized    Return          Dividends
                  Beginning   Investment       Affiliated   Total from   Investment         Capital        of                and
                  of Period       Income            Funds   Operations       Income           Gains   Capital      Distributions
---------------------------------------------------------------------------------------------------------------------------------
CORE MARKET STRATEGY ALLOCATION FUND

   CLASS A
   2008           $   13.61   $     0.25*   $       (0.99)  $    (0.74)  $    (0.39)  $       (0.36)  $    --      $       (0.75)
   2007               12.92         0.25*            1.12         1.37        (0.30)          (0.38)       --              (0.68)
   2006(6)            11.32         0.19*            1.74         1.93        (0.17)          (0.16)       --              (0.33)
   2005(4)            21.08         0.56*            0.46         1.02        (0.42)          (0.10)   (10.26)(2)         (10.78)
   2004(1)(4)         20.00         1.80*           (0.72)        1.08           --              --        --                 --

MARKET GROWTH STRATEGY FUND

   CLASS A
   2008           $   12.71   $     0.39*   $       (1.03)  $    (0.64)  $    (0.59)  $       (0.18)  $    --      $       (0.77)
   2007               12.18         0.39*            0.86         1.25        (0.43)          (0.29)       --              (0.72)
   2006               11.02         0.32*            1.17         1.49        (0.28)          (0.05)       --              (0.33)
   2005               10.63         0.33*            0.36         0.69        (0.25)          (0.05)       --              (0.30)
   2004(1)            10.00         0.08*            0.55         0.63           --              --        --                 --

   CLASS I
   2008           $   12.59   $     0.38*   $       (1.05)  $    (0.67)  $    (0.56)  $       (0.18)  $    --      $       (0.74)
   2007               12.04         0.41*            0.84         1.25        (0.41)          (0.29)       --              (0.70)
   2006               10.84         0.36*^           1.17         1.53        (0.28)          (0.05)       --              (0.33)
   2005               10.58         0.15*            0.41         0.56        (0.25)          (0.05)       --              (0.30)
   2004(1)            10.00         0.17*            0.41         0.58           --              --        --                 --

MARKET GROWTH STRATEGY ALLOCATION FUND

   CLASS A
   2008           $   15.95   $     0.30*   $       (1.20)  $    (0.90)  $    (0.46)  $       (0.26)  $    --      $       (0.72)
   2007               14.82         0.29*            1.28         1.57        (0.34)          (0.10)       --              (0.44)
   2006(7)            12.89         0.24*            1.94         2.18        (0.22)          (0.03)       --              (0.25)
   2005(5)            15.99         0.36*            0.62         0.98        (0.35)          (0.16)    (3.57)(2)          (4.08)
   2004(1)(5)         15.00         0.09*            0.90         0.99           --              --        --                 --

--------------------------------------------------------------------------------------------------------------------

                                                                                               Ratio of
                                                                                               Expenses
                                                                                             to Average
                                                                            Ratio of Net     Net Assets
                                                           Ratio of Net       Investment     (Excluding
                   Net Asset                  Net Assets       Expenses           Income        Waivers   Portfolio
                  Value, End     Total     End of Period     to Average       to Average      and Reim-    Turnover
                   of Period   Return+     ($ Thousands)   Net Assets**       Net Assets   bursement)**        Rate
--------------------------------------------------------------------------------------------------------------------
CORE MARKET STRATEGY ALLOCATION FUND

   CLASS A
   2008           $    12.12     (6.01)%   $      21,396           0.10%            1.83%          0.34%         24%
   2007                13.61     10.74            25,915           0.10             1.92           0.34          21
   2006(6)             12.92     17.29            20,456           0.10             1.67           0.36          34
   2005(4)             11.32      5.53            13,474           0.10             2.61           0.57         159
   2004(1)(4)          21.08      5.40               382           0.10            23.19          64.00          --

MARKET GROWTH STRATEGY FUND

   CLASS A
   2008           $    11.30     (5.43)%   $     717,739           0.10%            3.11%          0.34%         18%
   2007                12.71     10.50           726,306           0.10             3.15           0.34          14
   2006                12.18     13.72           466,959           0.10             2.74           0.35          44
   2005                11.02      6.50           208,538           0.10             2.98           0.40           8
   2004(1)             10.63      6.30            11,707           0.10             2.02           1.55          13

   CLASS I
   2008           $    11.18     (5.70)%   $       7,033           0.35%            3.09%          0.59%         18%
   2007                12.59     10.66(3)          4,650           0.35             3.23           0.59          14
   2006                12.04     14.32(3)             --           0.10++           2.74           0.35          44
   2005                10.84      5.29                --           0.10++           2.98           0.40           8
   2004(1)             10.58      5.80                --           0.10++           2.02           1.55          13

MARKET GROWTH STRATEGY ALLOCATION FUND

   CLASS A
   2008           $    14.33     (6.10)%   $     166,544           0.10%            1.85%          0.34%         21%
   2007                15.95     10.69           185,677           0.10             1.91           0.34          10
   2006(7)             14.82     17.02           127,791           0.10             1.77           0.36           8
   2005(5)             12.89      6.42            55,765           0.10             2.25           0.43          71
   2004(1)(5)          15.99      6.60            11,608           0.10             1.48           0.87           1

(1) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.

(2)   For more information see footnote 7 in the notes to financial statements.

(3) Class I have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

(4) Per share amounts have been restated for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(5) Per share amounts have been restated for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(6) Per share amounts have been adjusted for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see
      Note 8 in the Notes to the Financial Statements.

(7) Per share amounts have been adjusted for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005. For more information see
      Note 8 in the Notes to the Financial Statements.

  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 ++ Excludes a 0.25% Administrative Servicing Fee which currently is not being charged due to the immaterial amount.

  *   Per share calculations were performed using average shares.

 ** The expense ratios do not include expenses of the underlying affiliated investment companies.

  ^ The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
64                  SEI Asset Allocation Trust / Annual Report /  March 31, 2008

Notes to Financial Statements

March 31, 2008

1. ORGANIZATION

SEI Asset Allocation Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as an open-end investment company with nineteen diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund, (each a "Fund," collectively the "Funds"). Each Fund is a "fund of funds" and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately-managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund offer Class A Shares, Class D Shares, and Class I Shares. Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A and Class I Shares (formerly Class D Shares). Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (the "Administrator") provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees and to reimburse the Funds so that the total annual expenses of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   65

March 31, 2008

may be terminated by the Administrator at any time at its sole discretion. The following are the voluntary expense limitations:

--------------------------------------------------------------------------------
                                                    Class A  Class D    Class I
--------------------------------------------------------------------------------
Diversified Conservative
   Income Fund                                        0.12%    1.12%      0.37%
Diversified Conservative Fund                         0.12%    1.12%      0.37%
Diversified Global Moderate
   Growth Fund                                        0.12%    1.12%      0.37%
Diversified Moderate Growth Fund                      0.12%    1.12%      0.37%
Diversified Global Growth Fund                        0.12%    1.12%      0.37%
Diversified Global Stock Fund                         0.12%    1.12%      0.37%
Diversified U.S. Stock Fund                           0.12%    1.12%      0.37%
Defensive Strategy Fund                               0.10%      --       0.35%*
Defensive Strategy
   Allocation Fund                                    0.10%      --         --
Conservative Strategy Fund                            0.10%      --       0.35%
Conservative Strategy
   Allocation Fund                                    0.10%      --         --
Moderate Strategy Fund                                0.10%      --       0.35%
Moderate Strategy
   Allocation Fund                                    0.10%      --         --
Aggressive Strategy Fund                              0.10%      --       0.35%
Tax-Managed Aggressive
   Strategy Fund                                      0.10%      --         --
Core Market Strategy Fund                             0.10%      --       0.35%*
Core Market Strategy
   Allocation Fund                                    0.10%      --         --
Market Growth Strategy Fund                           0.10%      --       0.35%
Market Growth Strategy
   Allocation Fund                                    0.10%      --         --

* Includes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

DISTRIBUTION, ADMINISTRATIVE SERVICING AND SHAREHOLDER SERVICING AGREEMENTS -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

--------------------------------------------------------------------------------------
                                          Shareholder   Administrative
                                           Servicing       Servicing     Distribution
                                             Fees            Fees            Fees*
--------------------------------------------------------------------------------------
Diversified Conservative Income Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified Conservative Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified Global Moderate Growth Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --

--------------------------------------------------------------------------------------
                                          Shareholder   Administrative
                                           Servicing       Servicing     Distribution
                                             Fees            Fees            Fees*
--------------------------------------------------------------------------------------
Diversified Moderate Growth Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified Global Growth Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified Global Stock Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified U.S. Stock Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Defensive Strategy Fund
   Class I                                     --            0.25%**           --
Conservative Strategy Fund
   Class I                                     --            0.25%             --
Moderate Strategy Fund
   Class I                                     --            0.25%             --
Aggressive Strategy Fund
   Class I                                     --            0.25%             --
Core Market Strategy Fund
   Class I                                     --            0.25%**           --
Market Growth Strategy Fund
   Class I                                     --            0.25%             --

* These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

** This fee is not currently being charged to the Class due to the immaterial amount.

The Distributor may voluntarily waive all or a portion of the shareholder servicing fees for Class D of each fund. Such waivers are voluntary and may be discontinued at any time. There were no waivers by the Distributor during the year ended March 31, 2008.

Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund's average daily net assets.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

SIMC is the sole shareholder of Class I Shares of Defensive Strategy Fund and Core Market Strategy Fund.


--------------------------------------------------------------------------------
66                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the funds were as follows (Thousands):

For the years ended March 31,

------------------------------------------------------------------------------------------------------------------
                                    DIVERSIFIED          DIVERSIFIED      DIVERSIFIED GLOBAL       DIVERSIFIED
                                CONSERVATIVE INCOME      CONSERVATIVE       MODERATE GROWTH      MODERATE GROWTH
                                        FUND                 FUND                FUND                 FUND
------------------------------------------------------------------------------------------------------------------
                                  2008       2007       2008     2007      2008       2007       2008      2007
------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                   959        962     2,073     3,074     3,512      4,017     2,602      4,156
     Shares Issued in Lieu
       of Cash Distributions         212        270       447       583       911        874     1,277      1,063
     Shares Redeemed              (1,160)    (2,051)   (3,398)   (4,978)   (5,270)    (6,208)   (5,659)   (16,385)
------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions         11       (819)     (878)   (1,321)     (847)    (1,317)   (1,780)   (11,166)
------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                    71         63       108       124       163         80       192        166
     Shares Issued in Lieu
       of Cash Distributions          24         34        30        46        26         31        96         73
     Shares Redeemed                (149)      (207)     (226)     (390)      (86)      (372)     (470)      (404)
------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions        (54)      (110)      (88)     (220)      103       (261)     (182)      (165)
------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                   152        190       575       508     1,403      1,523       502        693
     Shares Issued in Lieu
       of Cash Distributions          19         25        43        56       186        144       149        104
     Shares Redeemed                (198)      (167)     (748)     (499)   (1,337)      (661)   (1,073)      (833)
------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions        (27)        48      (130)       65       252      1,006      (422)       (36)
------------------------------------------------------------------------------------------------------------------
   Decrease in Capital Shares        (70)      (881)   (1,096)   (1,476)     (492)      (572)   (2,384)   (11,367)
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   67

March 31, 2008

4. CAPITAL SHARE TRANSACTIONS (Continued)

Capital Share Transactions for the funds were as follows (Thousands):

For the years ended March 31,

-------------------------------------------------------------------------------------------------------------------------
                                                             DIVERSIFIED          DIVERSIFIED             DIVERSIFIED
                                                            GLOBAL GROWTH        GLOBAL STOCK             U.S. STOCK
                                                                FUND                 FUND                    FUND
-------------------------------------------------------------------------------------------------------------------------
                                                            2008      2007      2008        2007        2008        2007
-------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                                        2,962     4,232     1,711       2,741         615       1,091
      Shares Issued in Lieu of Cash Distributions          1,001       692       294         182         111          79
      Shares Redeemed                                     (5,112)   (7,490)   (3,810)     (5,393)     (1,456)     (2,534)
-------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                             (1,149)   (2,566)   (1,805)     (2,470)       (730)     (1,364)
-------------------------------------------------------------------------------------------------------------------------
   CLASS D:
      Shares Issued                                          110       201       121         100          75         153
      Shares Issued in Lieu of Cash Distributions             43        35        14           7          10           6
      Shares Redeemed                                       (233)     (496)     (128)       (159)       (333)       (350)
-------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions                                (80)     (260)        7         (52)       (248)       (191)
-------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Shares Issued                                           1,428     1,451       619         753          77         100
      Shares Issued in Lieu of Cash Distributions            246       126        51          20          10           5
      Shares Redeemed                                     (1,106)     (804)     (525)       (227)       (108)       (143)
-------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                568       773       145         546         (21)        (38)
-------------------------------------------------------------------------------------------------------------------------
   Decrease in Capital Shares                               (661)   (2,053)   (1,653)     (1,976)       (999)     (1,593)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                  DEFENSIVE
                                                        DEFENSIVE STRATEGY   STRATEGY ALLOCATION   CONSERVATIVE STRATEGY
                                                               FUND                  FUND                  FUND
-------------------------------------------------------------------------------------------------------------------------
                                                            2008      2007      2008        2007        2008        2007
-------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                                        3,820     3,619       535         628       6,499       9,075
      Shares Issued in Lieu of Cash Distributions            449       470       125          95         721         507
      Shares Redeemed                                     (9,000)   (3,465)     (707)       (764)     (7,196)     (6,916)
-------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                             (4,731)      624       (47)        (41)         24       2,666
-------------------------------------------------------------------------------------------------------------------------
   CLASS I:
      Shares Issued                                           --        --       n/a         n/a         183          47
      Shares Issued in Lieu of Cash Distributions             --        --       n/a         n/a           6           1
      Shares Redeemed                                         --        --       n/a         n/a         (91)         (4)
-------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                 --        --       n/a         n/a          98          44
-------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Capital Shares                  (4,731)      624       (47)        (41)        122       2,710
-------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.

n/a -- Not applicable. Class I shares currently not offered.


--------------------------------------------------------------------------------
68                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

4. CAPITAL SHARE TRANSACTIONS (Concluded)

Capital Share Transactions for the funds were as follows (Thousands):

For the years ended March 31,

-------------------------------------------------------------------------------------------------------------------------
                                                           CONSERVATIVE                                   MODERATE
                                                        STRATEGY ALLOCATION    MODERATE STRATEGY     STRATEGY ALLOCATION
                                                               FUND                  FUND                   FUND
-------------------------------------------------------------------------------------------------------------------------
                                                            2008       2007       2008       2007      2008         2007
-------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                                        1,747      1,633     14,430     24,941     2,423        3,484
      Shares Issued in Lieu of Cash Distributions            249        201      2,390      1,823       447          249
      Shares Redeemed                                     (1,903)    (1,226)   (16,203)   (13,167)   (2,372)      (1,940)
-------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                 93        608        617     13,597       498        1,793
-------------------------------------------------------------------------------------------------------------------------
   CLASS I:
      Shares Issued                                          n/a        n/a        150         58       n/a          n/a
      Shares Issued in Lieu of Cash Distributions            n/a        n/a          5          1       n/a          n/a
      Shares Redeemed                                        n/a        n/a        (85)        (4)      n/a          n/a
-------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                n/a        n/a         70         55       n/a          n/a
-------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares                                 93        608        687     13,652       498        1,793
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                  TAX-MANAGED
                                                        AGGRESSIVE STRATEGY   AGGRESSIVE STRATEGY   CORE MARKET STRATEGY
                                                               FUND                  FUND                   FUND
-------------------------------------------------------------------------------------------------------------------------
                                                            2008       2007       2008       2007      2008         2007
-------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                                       13,986     19,631      2,528      3,181     3,325        4,796
      Shares Issued in Lieu of Cash Distributions          2,003      1,296        341        175       575          510
      Shares Redeemed                                    (11,056)    (6,553)    (3,023)    (1,303)   (2,480)      (4,209)
-------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                              4,933     14,374       (154)     2,053     1,420        1,097
-------------------------------------------------------------------------------------------------------------------------
   CLASS I:
      Shares Issued                                          452        286        n/a        n/a        --           --
      Shares Issued in Lieu of Cash Distributions             25          5        n/a        n/a        --           --
      Shares Redeemed                                       (320)       (16)       n/a        n/a        --           --
-------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                157        275        n/a        n/a        --           --
-------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Capital Shares                   5,090     14,649       (154)     2,053     1,420        1,097
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                            CORE MARKET                                MARKET GROWTH
                                                        STRATEGY ALLOCATION      MARKET GROWTH      STRATEGY ALLOCATION
                                                               FUND              STRATEGY FUND             FUND
-------------------------------------------------------------------------------------------------------------------------
                                                            2008       2007       2008       2007      2008         2007
-------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                                          426        769     23,507     31,965     3,338        5,091
      Shares Issued in Lieu of Cash Distributions             97         89      3,797      2,986       542          293
      Shares Redeemed                                       (662)      (537)   (20,906)   (16,160)   (3,902)      (2,367)
-------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                               (139)       321      6,398     18,791       (22)       3,017
-------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Shares Issued                                             n/a        n/a        700        377       n/a          n/a
   Shares Issued in Lieu of Cash Distributions               n/a        n/a         37          7       n/a          n/a
   Shares Redeemed                                           n/a        n/a       (477)       (15)      n/a          n/a
-------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                n/a        n/a        260        369       n/a          n/a
-------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Capital Shares                    (139)       321      6,658     19,160       (22)       3,017
-------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.

n/a -- Not applicable. Class I shares currently not offered.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   69

March 31, 2008

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the year ended March 31, 2008, were as follows ($ Thousands):

--------------------------------------------------------------------------------
                                                                          Total
--------------------------------------------------------------------------------
Diversified Conservative Income Fund
PURCHASES                                                         $       9,423
SALES                                                                     9,661
Diversified Conservative Fund
PURCHASES                                                                20,616
SALES                                                                    33,975
Diversified Global Moderate Growth Fund
PURCHASES                                                                50,295
SALES                                                                    53,362
Diversified Moderate Growth Fund
PURCHASES                                                                28,256
SALES                                                                    66,306
Diversified Global Growth Fund
PURCHASES                                                                45,542
SALES                                                                    53,196
Diversified Global Stock Fund
PURCHASES                                                                26,701
SALES                                                                    44,012
Diversified U.S. Stock Fund
PURCHASES                                                                 8,990
SALES                                                                    24,705
Defensive Strategy Fund
PURCHASES                                                                34,398
SALES                                                                   117,436
Defensive Strategy Allocation Fund
PURCHASES                                                                 7,084
SALES                                                                     8,003
Conservative Strategy Fund
PURCHASES                                                               104,253
SALES                                                                   100,950
Conservative Strategy Allocation Fund
PURCHASES                                                                18,994
SALES                                                                    17,380
Moderate Strategy Fund
PURCHASES                                                               177,711
SALES                                                                   164,323
Moderate Strategy Allocation Fund
PURCHASES                                                                31,836
SALES                                                                    21,676
Aggressive Strategy Fund
PURCHASES                                                               161,165
SALES                                                                    79,958
Tax-Managed Aggressive Strategy Fund
PURCHASES                                                                32,569
SALES                                                                    30,628
Core Market Strategy Fund
PURCHASES                                                                40,351
SALES                                                                    23,388
Core Market Strategy Allocation Fund
PURCHASES                                                                 6,325
SALES                                                                     8,497
Market Growth Strategy Fund
PURCHASES                                                               230,266
SALES                                                                   135,616
Market Growth Strategy Allocation Fund
PURCHASES                                                                43,661
SALES                                                                    40,444

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute substantially all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to the re-classification of short-term capital gains received from affiliated funds and the classification of return of capital have been reclassified to/from the following accounts as of March 31, 2008 ($ Thousands):

------------------------------------------------------------------------------------
                                            Undistributed    Accumulated
                                           Net Investment       Realized    Paid-in
                                             Income (Loss)    Gain (Loss)   Capital
                                                     (000)          (000)      (000)
------------------------------------------------------------------------------------
Diversified Conservative Income Fund       $          290    $      (290)   $    --
Diversified Conservative Fund                         828           (828)        --
Diversified Global Moderate Growth Fund             3,347         (3,347)        --
Diversified Moderate Growth Fund                    3,178         (3,178)        --
Diversified Global Growth Fund                      5,556         (5,556)        --
Diversified Global Stock Fund                       3,453         (3,451)        (2)
Diversified U.S. Stock Fund                         1,487         (1,486)        (1)
Defensive Strategy Fund                               272           (272)        --
Defensive Strategy Allocation Fund                    328           (328)        --
Conservative Strategy Fund                          1,247         (1,247)        --
Conservative Strategy Allocation Fund                 798           (798)        --
Moderate Strategy Fund                              4,696         (4,696)        --
Moderate Strategy Allocation Fund                   2,330         (2,330)        --
Aggressive Strategy Fund                            9,936         (9,936)        --
Tax-Managed Aggressive
   Strategy Fund                                    1,216         (1,216)        --
Core Market Strategy Fund                           1,221         (1,221)        --
Core Market Strategy Allocation Fund                  279           (279)        --
Market Growth Strategy Fund                        12,982        (12,982)        --
Market Growth Strategy Allocation Fund              2,125         (2,125)        --

Amounts designated as "--" are $0 or have been rounded to $0.


--------------------------------------------------------------------------------
70                    SEI Asset Allocation Trust / Annual Report /March 31, 2008

The tax character of dividends and distributions paid during the years ended March 31, 2008 and March 31, 2007 were as follows ($ Thousands):

-------------------------------------------------------------------------------------------------------------------------
                                                Ordinary             Long-term        Tax Return of
                                                 Income             Capital Gain         Capital            Totals
                                              2008       2007       2008       2007    2008    2007       2008       2007
-------------------------------------------------------------------------------------------------------------------------
Diversified Conservative Income Fund      $  2,675   $  2,458   $    245   $  1,313   $  --   $  --   $  2,920   $  3,771
Diversified Conservative Fund                4,239      3,925      1,514      3,645      --      --      5,753      7,570
Diversified Global Moderate Growth Fund     10,031      7,838      3,826      5,013      --      --     13,857     12,851
Diversified Moderate Growth Fund            13,446      9,129      6,740      7,846      --      --     20,186     16,975
Diversified Global Growth Fund              12,749      8,388      5,865      3,737      --      --     18,614     12,125
Diversified Global Stock Fund                5,241      2,955         --         --      --       1      5,241      2,956
Diversified U.S. Stock Fund                  2,278      1,507         --         --      --       2      2,278      1,509
Defensive Strategy Fund                      4,280      5,060        562         65      --      --      4,842      5,125
Defensive Strategy Allocation Fund           1,103      1,060        555        251      --      --      1,658      1,311
Conservative Strategy Fund                   7,487      5,974      1,003         87      --      --      8,490      6,061
Conservative Strategy Allocation Fund        2,439      2,032        617        494      --      --      3,056      2,526
Moderate Strategy Fund                      24,890     19,033      4,359      3,840      --      --     29,249     22,873
Moderate Strategy Allocation Fund            5,709      3,830      1,421         41      --      --      7,130      3,871
Aggressive Strategy Fund                    21,199     11,976      6,679      5,901      --      --     27,878     17,877
Tax-Managed Aggressive Strategy Fund         3,352      1,992      1,652        486      --      --      5,004      2,478
Core Market Strategy Fund                    5,407      4,458      1,323      1,522      --      --      6,730      5,980
Core Market Strategy Allocation Fund           846        632        581        658      --      --      1,427      1,290
Market Growth Strategy Fund                 37,690     25,836     10,383     11,933      --      --     48,073     37,769
Market Growth Strategy Allocation Fund       5,900      3,668      3,089        954      --      --      8,989      4,622

As of March 31, 2008, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows ($ Thousands):

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Total
                                                                                                                      Distributable
                                          Undistributed  Undistributed                    Post            Unrealized      Earnings/
                                               Ordinary      Long-Term   Capital Loss  October          Appreciation   (Accumulated
                                                 Income   Capital Gain  Carryforwards   Losses  Other  (Depreciation)        Losses)
------------------------------------------------------------------------------------------------------------------------------------
Diversified Conservative Income Fund      $          17  $         289  $          --  $    --  $  --  $      (2,028)  $     (1,722)
Diversified Conservative Fund                        58            842             --       --     --         (2,148)        (1,248)
Diversified Global Moderate Growth Fund              32          4,248             --       --     --         (5,888)        (1,608)
Diversified Moderate Growth Fund                     33          3,042             --       --     --         (4,461)        (1,386)
Diversified Global Growth Fund                       15          7,529             --       --     --         (5,998)         1,546
Diversified Global Stock Fund                        --             --           (780)      --     --         (4,067)        (4,847)
Diversified U.S. Stock Fund                          --             --        (11,201)      --     --         (3,925)       (15,126)
Defensive Strategy Fund                              19             --             --   (2,804)    (3)        (1,067)        (3,855)
Defensive Strategy Allocation Fund                    9            259             --       --     (4)          (536)          (272)
Conservative Strategy Fund                           37             --           (127)  (4,615)    (3)        (4,096)        (8,804)
Conservative Strategy Allocation Fund                14            552             --       --     (4)          (135)           427
Moderate Strategy Fund                              102          1,810             --       --     (3)       (23,909)       (22,000)
Moderate Strategy Allocation Fund                    18          1,431             --       --     (3)         1,659          3,105
Aggressive Strategy Fund                             29         14,196             --       --     (4)       (39,230)       (25,009)
Tax-Managed Aggressive Strategy Fund                  7            149             --       --     (4)         2,156          2,308
Core Market Strategy Fund                            58          1,866             --       --     (4)        (4,992)        (3,071)
Core Market Strategy Allocation Fund                  5            406             --       --     (4)           888          1,295
Market Growth Strategy Fund                         134         17,398             --       --     (3)       (46,460)       (28,931)
Market Growth Strategy Allocation Fund                8          2,632             --       --     (4)         3,810          6,446

Post-October losses represent losses realized on investment transactions from November 1, 2007 through March 31, 2008 that, in accordance with Federal income tax regulations, the Trust has elected to defer and treat as having arisen in the following fiscal year.

The Funds had capital loss carryforwards at March 31, 2008 as follows ($ Thousands):

--------------------------------------------------------------------------------
                                                               Years
                                                            Expiring     Amounts
--------------------------------------------------------------------------------
Diversified Global Stock Fund                                   2015    $    780
                                                                        --------
                                                                        $    780
                                                                        ========
Diversified U.S. Stock Fund                                     2015    $ 11,201
                                                                        --------
                                                                        $ 11,201
                                                                        ========
Conservative Strategy Fund                                      2016    $    127
                                                                        --------
                                                                        $    127
                                                                        ========

Amounts designated as "--" are $0 or have been rounded to $0.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   71

NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2008

For Federal income tax purposes, the capital loss carryforwards may be carried forward for a maximum of eight years to offset any net realized capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2008, were as follows ($ Thousands):

--------------------------------------------------------------------------------------
                                                                                  Net
                                                                           Unrealized
                                  Federal   Appreciated   Depreciated    Appreciation
                                 Tax Cost    Securities    Securities   (Depreciation)
--------------------------------------------------------------------------------------
Diversified Conservative
   Income Fund                  $  57,357   $        51   $    (2,079)  $      (2,028)
Diversified Conservative
   Fund                            77,114         1,329        (3,477)         (2,148)
Diversified Global Moderate
   Growth Fund                    186,309         3,955        (9,843)         (5,888)
Diversified Moderate
   Growth Fund                    181,036         3,116        (7,577)         (4,461)
Diversified Global
   Growth Fund                    233,082         5,809       (11,807)         (5,998)
Diversified Global
   Stock Fund                     110,155         1,466        (5,533)         (4,067)
Diversified US
   Stock Fund                      68,721             9        (3,934)         (3,925)
Defensive Strategy Fund            52,507           412        (1,479)         (1,067)
Defensive Strategy
   Allocation Fund                 17,680           456          (992)           (536)
Conservative Strategy Fund        135,600         2,737        (6,833)         (4,096)
Conservative Strategy
   Allocation Fund                 42,100         2,370        (2,505)           (135)
Moderate Strategy Fund            503,748        11,511       (35,420)        (23,909)
Moderate Strategy
   Allocation Fund                118,798         6,807        (5,148)          1,659
Aggressive Strategy Fund          456,224         4,108       (43,338)        (39,230)
Tax-Managed Aggressive
   Strategy Fund                   86,876         6,048        (3,892)          2,156
Core Market Strategy
   Fund                           111,190           987        (5,979)         (4,992)
Core Market Strategy
   Allocation Fund                 20,530         1,666          (778)            888
Market Growth
   Strategy Fund                  771,761         7,811       (54,271)        (46,460)
Market Growth Strategy
   Allocation Fund                162,764        11,267        (7,457)          3,810

7. IN-KIND DISTRIBUTION

During a review of March 31, 2005 year-end tax information, it was determined that certain distributions of interest income derived from underlying municipal bond funds were classified as taxable interest income when distributed to shareholders of the Defensive Strategy Allocation, Conservative Strategy Allocation, Moderate Strategy Allocation, Core Market Strategy Allocation and Market Growth Strategy Allocation Funds (the "Strategy Allocation Funds"). It was determined that under the current tax code, the fund-of-funds structure caused distributions of interest income from underlying municipal bond funds to lose their tax-exempt character when the Strategy Allocation Funds distributed that income to their shareholders. The tax characteristics would be preserved, however, if the shareholders held the municipal bond funds directly rather than through a fund of funds. As a result, the Funds' Board of Trustees decided to distribute shares of the underlying municipal bond funds held in the Strategy Allocation Funds to shareholders in the form of an in-kind distribution. This option had the benefit of enabling shareholders to hold interests in the municipal bond funds directly, thereby being able to take advantage of the tax-exempt character of the interest distributed by those funds, while also preserving for such investors the original investment strategy they sought to achieve within the Strategy Allocation Funds.

On March 29, 2005 each Strategy Allocation Fund recorded an in-kind dividend equal to the fair market value of the municipal bond funds held by the Funds. The tax character of this in-kind distribution is presented below ($ Thousands):

--------------------------------------------------------------------------------
                                                Realized   Return of      Total
                                       Income      Gains     Capital      Value
--------------------------------------------------------------------------------
Defensive Strategy
   Allocation Fund                     $  104   $      1   $  11,847   $ 11,952
Conservative Strategy
   Allocation Fund                        319         12      27,664     27,995
Moderate Strategy
   Allocation Fund                        330         23      28,181     28,534
Core Market Strategy
   Allocation                             146         78      12,227      2,451
Market Growth Strategy
   Allocation Fund                        481        369      15,411     16,261

SEI has made certain payments to shareholders of the Funds related to this matter. These payments were made from SEI's own assets and had no impact on the assets of the Funds.


--------------------------------------------------------------------------------
72                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

8. REVERSE SHARE SPLIT

On May 6, 2005, the Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Core Market Strategy Allocation Fund and Market Growth Strategy Allocation Fund (the "Strategy Allocation Funds") declared a reverse share split, as approved by the Board of Trustees, in order to bring the NAV of each Fund above $10 per share. The details of the reverse split are as follows:

-------------------------------------------------------------------------------
                                                                        Split
                                                                        Ratio
-------------------------------------------------------------------------------
Defensive Strategy Allocation Fund                                    1 for 4
Conservative Strategy Allocation Fund                                 1 for 2
Moderate Strategy Allocation Fund                                     1 for 2
Core Market Strategy Allocation Fund                                  1 for 2
Market Growth Strategy Allocation Fund                                2 for 3

9. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty of the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. CONCENTRATION/RISK

In the normal course of business, these Funds invest solely in the underlying Funds that are comprised of fixed income and equity securities in specific industries, short selling activities, writing option contracts, and equity swaps, and therefore, the underlying Funds may be affected by events in these industries. The Funds' Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

11. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On May 6, 2005, prior to the issuance of the 2005 financial statements, the Strategy Allocation Funds declared reverse stock splits (see Note 8). The effects of the reverse stock splits should have been reflected retroactively in the March 31, 2005 financial statements for the periods ended March 31, 2005 and March 31, 2004. The per share information included in the financial highlights has been restated to properly reflect the effects of the reverse split on a retroactive basis.

12. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   73

SEI ASSET ALLOCATION TRUST -- MARCH 31,2008

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF SEI ASSET ALLOCATION TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Asset Allocation Trust, comprising the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock, Diversified U.S. Stock, Defensive Strategy, Defensive Strategy Allocation, Conservative Strategy, Conservative Strategy Allocation, Moderate Strategy, Moderate Strategy Allocation, Aggressive Strategy, Tax-Managed Aggressive Strategy, Core Market Strategy, Core Market Strategy Allocation, Market Growth Strategy and Market Growth Strategy Allocation Funds, (collectively, the "Funds"), as of March 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through March 31, 2005, were audited by other auditors, whose report dated May 6, 2005 expressed an unqualified opinion, except for restated share and per share amounts in Note 4 and the financial highlights for each of the years in the two-year period ended March 31, 2005 related to the Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Core Market Strategy Allocation Fund and Market Growth Strategy Allocation Fund, for which their report is dated May 19, 2006.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the transfer agent of the underlying funds or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Asset Allocation Trust as of March 31, 2008, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
May 27, 2008


--------------------------------------------------------------------------------
74                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

The following chart lists Trustees and Officers as of March 31, 2008.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                             TERM OF                                         NUMBER OF
                                             OFFICE                                         PORTFOLIOS
                                               AND                  PRINCIPAL                IN FUND
         NAME               POSITION(S)     LENGTH OF             OCCUPATION(S)               COMPLEX        OTHER DIRECTORSHIPS
       ADDRESS,              HELD WITH        TIME                 DURING PAST               OVERSEEN              HELD BY
        AND AGE               TRUSTS        SERVED 1                FIVE YEARS             BY TRUSTEE 2            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------

Robert A. Nesher             Chairman      since 1982   Currently performs various              78        Trustee of The Advisors'
One Freedom                   of the                    services on behalf of SEI for                     Inner Circle Fund, The
Valley Drive,                Board of                   which Mr. Nesher is compensated.                  Advisors' Inner Circle
Oaks, PA 19456               Trustees*                                                                    Fund II, Bishop Street
61 yrs. old                                                                                               Funds, Director of SEI
                                                                                                          Global Master Fund, plc,
                                                                                                          SEI Global Assets Fund,
                                                                                                          plc, SEI Global
                                                                                                          Investments Fund, plc,
                                                                                                          SEI Investments Global,
                                                                                                          Limited, SEI Investments
                                                                                                          -- Global Fund Services,
                                                                                                          Limited, SEI Investments
                                                                                                          (Europe), Limited, SEI
                                                                                                          Investments -- Unit Trust
                                                                                                          Management (UK), Limited,
                                                                                                          SEI Global Nominee Ltd.,
                                                                                                          SEI Opportunity Fund,
                                                                                                          L.P., SEI Multi-Strategy
                                                                                                          Funds plc., and SEI
                                                                                                          Structured Credit Fund,
                                                                                                          L.P.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran              Trustee*     since 1982   Self-employed consultant since          78        Trustee of The Advisors'
1701 Market Street                                      2003. Partner, Morgan, Lewis &                    Inner Circle Fund, The
Philadelphia, PA                                        Bockius LLP (law firm) from 1976                  Advisors' Inner Circle
19103                                                   to 2003, counsel to the Trust,                    Fund II, Bishop Street
67 yrs. old                                             SEI, SIMC, the Administrator and                  Funds, Director of SEI
                                                        the Distributor. Secretary of                     since 1974. Director of
                                                        SEI since 1978.                                   the Distributor since
                                                                                                          2003. Director of SEI
                                                                                                          Investments -- Global
                                                                                                          Fund Services, Limited,
                                                                                                          SEI Investments Global,
                                                                                                          Limited, SEI Investments
                                                                                                          (Europe), Limited, SEI
                                                                                                          Investments (Asia),
                                                                                                          Limited, and SEI Asset
                                                                                                          Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------

James M. Storey               Trustee      since 1995   Attorney, sole practitioner             78        Trustee of The Advisors'
One Freedom                                             since 1994. Partner, Dechert                      Inner Circle Fund, The
Valley Drive,                                           Price & Rhoads, September 1987-                   Advisors' Inner Circle
Oaks, PA 19456                                          December 1993.                                    Fund II, Bishop Street
76 yrs. old                                                                                               Funds, Massachusetts
                                                                                                          Health and Education Tax-
                                                                                                          Exempt Trust, and U.S.
                                                                                                          Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.       Trustee      since 1996   Self-Employed Consultant,               78        Trustee of The Advisors'
One Freedom                                             Newfound Consultants Inc. since                   Inner Circle Fund, The
Valley Drive                                            April 1997.                                       Advisors' Inner Circle
Oaks, PA 19456                                                                                            Fund II, Bishop Street
65 yrs. old                                                                                               Funds, State Street
                                                                                                          Navigator Securities
                                                                                                          Lending Trust, SEI
                                                                                                          Opportunity Fund, L.P.,
                                                                                                          and SEI Structured Credit
                                                                                                          Fund, L.P.

* MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.

1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

2 THE FUND COMPLEX INCLUDES THE FOLLOWING: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST, SEI TAX EXEMPT TRUST AND SEI ALPHA STRATEGY PORTFOLIOS, LP.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   75

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------------
                                             TERM OF                                         NUMBER OF
                                             OFFICE                                         PORTFOLIOS
                                               AND                  PRINCIPAL                IN FUND
         NAME               POSITION(S)     LENGTH OF             OCCUPATION(S)               COMPLEX        OTHER DIRECTORSHIPS
       ADDRESS,              HELD WITH        TIME                 DURING PAST               OVERSEEN              HELD BY
        AND AGE               TRUSTS        SERVED 1                FIVE YEARS             BY TRUSTEE 2            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------------------

Rosemarie B. Greco            Trustee      since 1999   Director, Governor's Office of          78        Director, Sonoco, Inc.;
One Freedom                                             Health Care Reform, Commonwealth                  Director, Exelon
Valley Drive                                            of Pennsylvania since 2003.                       Corporation; Trustee,
Oaks, PA 19456                                          Founder and Principal,                            Pennsylvania Real Estate
61 yrs. old                                             Grecoventures Ltd. from 1999 to                   Investment Trust.
                                                        2002.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy                  Trustee      since 2003   Managing Partner, Cue Capital           78        Director of SEI
One Freedom                                             since March 2002, Managing                        Opportunity Fund, L.P.,
Valley Drive,                                           Partner and Head of Sales,                        and SEI Structured Credit
Oaks, PA 19456                                          Investorforce, March                              Fund, L.P.
50 yrs. old                                             2000-December 2001; Global
                                                        Partner working for the CEO,
                                                        Invesco Capital, January
                                                        1998-January 2000. Head of Sales
                                                        and Client Services, Chancellor
                                                        Capital and later LGT Asset
                                                        Management, 1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
James M. Williams             Trustee      since 2004   Vice President and Chief                78        Trustee/Director of Ariel
One Freedom                                             Investment Officer, J. Paul                       Mutual Funds, SEI
Valley Drive,                                           Getty Trust, Non-Profit                           Opportunity Fund, L.P.,
Oaks, PA 19456                                          Foundation for Visual Arts,                       and SEI Structured Credit
60 yrs. old                                             since December 2002. President,                   Fund, L.P.
                                                        Harbor Capital Advisors and
                                                        Harbor Mutual Funds, 2000-2002.
                                                        Manager, Pension Asset
                                                        Management, Ford Motor Company,
                                                        1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson           Trustee      since 2007   Private Investor since 1994.            78        Trustee of the Advisors'
One Freedom                                                                                               Inner Circle Fund, The
Valley Drive,                                                                                             Advisor's Inner Circle
Oaks, PA 19456                                                                                            Fund II, and Bishop
65 yrs. old                                                                                               Street Funds.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

Robert A. Nesher             President     since 2005   Currently performs various              N/A                  N/A
One Freedom                    & CEO                    services on behalf of SEI for
Valley Drive,                                           which Mr. Nesher is compensated.
Oaks, PA 19456
61 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner         Controller and   since 2005   Fund Accounting Director of the         N/A                  N/A
One Freedom                   Chief                     Administrator since 2005. Fund
Valley Drive,               Financial                   Administration Manager, Old
Oaks, PA 19456               Officer                    Mutual Fund Services, 2000-2005.
37 yrs. old                                             Chief Financial Officer,
                                                        Controller and Treasurer, PBHG
                                                        Funds and PBHG Insurance Series
                                                        Fund, 2004-2005. Assistant
                                                        Treasurer, PBHG Funds and PBHG
                                                        Insurance Series Fund,
                                                        2000-2004. Assistant Treasurer,
                                                        Old Mutual Advisors Fund,
                                                        2004-2005.
------------------------------------------------------------------------------------------------------------------------------------

1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

2 THE FUND COMPLEX INCLUDES THE FOLLOWING: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INSTITUTIO
NAL INVESTMENTS TRUST, SEI INSTITUTIONAL
      INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST, SEI TAX EXEMPT TRUST AND SEI ALPHA STRATEGY PORTFOLIOS, LP.

--------------------------------------------------------------------------------
76                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

------------------------------------------------------------------------------------------------------------------------------------
                                             TERM OF                                         NUMBER OF
                                             OFFICE                                         PORTFOLIOS
                                               AND                  PRINCIPAL                IN FUND
         NAME               POSITION(S)     LENGTH OF             OCCUPATION(S)               COMPLEX        OTHER DIRECTORSHIPS
       ADDRESS,              HELD WITH        TIME                 DURING PAST               OVERSEEN              HELD BY
        AND AGE               TRUSTS        SERVED 1                FIVE YEARS             BY TRUSTEE 2            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

Russell Emery                  Chief       since 2006   Chief Compliance Officer of SEI         N/A                  N/A
One Freedom                 Compliance                  Opportunity Fund, L.P., Bishop
Valley Drive                  Officer                   Street Funds, SEI Structured
Oaks, PA 19456                                          Credit Fund, L.P., The Advisors'
44 yrs. old                                             Inner Circle Fund and the
                                                        Advisors' Inner Circle Fund II,
                                                        since March 2006. Director of
                                                        Investment Product Management
                                                        and Development of SIMC,
                                                        February 2003-March 2006.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto                Vice       since 2002   General Counsel, Vice President         N/A                  N/A
One Freedom                  President                  and Secretary of SIMC and the
Valley Drive                    and                     Administrator since 2004. Vice
Oaks, PA 19456               Secretary                  President and Assistant
39 yrs. old                                             Secretary of SEI since 2001.
                                                        Vice President of SIMC and the
                                                        Administrator since 1999.
                                                        Assistant Secretary of SIMC, the
                                                        Administrator and the
                                                        Distributor and Vice President
                                                        of the Distributor, 1999-2003.
------------------------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala                 Vice       since 2004   Vice President and Assistant            N/A                  N/A
One Freedom                  President                  Secretary of SIMC and the
Valley Drive                    and                     Administrator since 2005.
Oaks, PA 19456               Assistant                  Compliance Officer of SEI,
34 yrs. old                  Secretary                  September 2001-2004.
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye                    Vice       since 2005   Vice President and Assistant            N/A                  N/A
One Freedom                  President                  Secretary of SIMC since 2005.
Valley Drive                    and                     Vice President, Deutsche Asset
Oaks, PA 19456               Assistant                  Management (2003-2004).
39 yrs. old                  Secretary
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang                 Vice       since 2005   Vice President and Assistant            N/A                  N/A
One Freedom                  President                  Secretary of SIMC since 2005.
Valley Drive                    and                     Counsel, Caledonian Bank &
Oaks, PA 19456               Assistant                  Trust's Mutual Funds Group
35 yrs. old                  Secretary                  (2004). Counsel, Permal Asset
                                                        Management (2001-2004).
------------------------------------------------------------------------------------------------------------------------------------
Aaron Buser                     Vice       since 2008   Vice President and Assistant            N/A                  N/A
One Freedom                  President                  Secretary of SIMC since 2007.
Valley Drive                    and                     Associate at Stark & Stark
Oaks, PA 19456               Assistant                  (2004-2007). Associate at
37 yrs. old                  Secretary                  Flaster/Greenberg, P.C.
                                                        (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
John J. McCue                   Vice       since 2004   Director of Portfolio                   N/A                  N/A
One Freedom                  President                  Implementations for SIMC since
Valley Drive                                            1995. Managing Director of Money
Oaks, PA 19456                                          Market Investments for SIMC
44 yrs. old                                             since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Andrew S. Decker             Anti-Money    since 2008   Compliance Officer and Product          N/A                  N/A
One Freedom                  Laundering                 Manager, SEI, 2005-2008. Vice
Valley Drive                 Compliance                 President, Old Mutual Capital,
Oaks, PA 19456                Officer                   2000-2005.
44 yrs. old
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   77

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2008

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include among others costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses that you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at the ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result of your Fund in the "Expenses Paid During Period" column with the those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                 BEGINNING     ENDING                  EXPENSES
                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                   VALUE        VALUE       EXPENSE     DURING
                                  10/1/07      3/31/08      RATIOS      PERIOD*
--------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   972.00      0.12%      $ 0.59
Class D                           1,000.00       967.30      1.12         5.51
Class I                           1,000.00       971.00      0.37         1.82
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.40      0.12%      $ 0.61
Class D                           1,000.00     1,019.40      1.12         5.65
Class I                           1,000.00     1,023.15      0.37         1.87
--------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   947.60      0.12%      $ 0.58
Class D                           1,000.00       942.10      1.12         5.44
Class I                           1,000.00       945.70      0.37         1.80
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.40      0.12%      $ 0.61
Class D                           1,000.00     1,019.40      1.12         5.65
Class I                           1,000.00     1,023.15      0.37         1.87
--------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   912.50      0.12%      $ 0.57
Class D                           1,000.00       907.50      1.12         5.34
Class I                           1,000.00       911.30      0.37         1.77
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.40      0.12%      $ 0.61
Class D                           1,000.00     1,019.40      1.12         5.65
Class I                           1,000.00     1,023.15      0.37         1.87

                                 BEGINNING     ENDING                  EXPENSES
                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                   VALUE        VALUE       EXPENSE     DURING
                                  10/1/07      3/31/08      RATIOS      PERIOD*
--------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   913.50      0.12%      $ 0.57
Class D                           1,000.00       908.90      1.12         5.34
Class I                           1,000.00       912.30      0.37         1.77
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.40      0.12%      $ 0.61
Class D                           1,000.00     1,019.40      1.12         5.65
Class I                           1,000.00     1,023.15      0.37         1.87
--------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   882.10      0.12%      $ 0.56
Class D                           1,000.00       877.90      1.12         5.26
Class I                           1,000.00       880.90      0.37         1.74
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.40      0.12%      $ 0.61
Class D                           1,000.00     1,019.40      1.12         5.65
Class I                           1,000.00     1,023.15      0.37         1.87
--------------------------------------------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   852.10      0.12%      $ 0.56
Class D                           1,000.00       847.50      1.12         5.17
Class I                           1,000.00       851.40      0.37         1.71
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.40      0.12%      $ 0.61
Class D                           1,000.00     1,019.40      1.12         5.65
Class I                           1,000.00     1,023.15      0.37         1.87


--------------------------------------------------------------------------------
78                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2008

Disclosure of Fund Expenses (Unaudited) (Concluded)

                                 BEGINNING     ENDING                  EXPENSES
                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                   VALUE        VALUE       EXPENSE     DURING
                                  10/1/07      3/31/08      RATIOS      PERIOD*
--------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   847.70      0.12%      $ 0.55
Class D                           1,000.00       843.20      1.12         5.16
Class I                           1,000.00       846.20      0.37         1.71
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.40      0.12%      $ 0.61
Class D                           1,000.00     1,019.40      1.12         5.65
Class I                           1,000.00     1,023.15      0.37         1.87
--------------------------------------------------------------------------------
DEFENSIVE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   940.80      0.10%      $ 0.49
Class I                           1,000.00       937.60      0.10         0.48
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.50      0.10%      $ 0.51
Class I                           1,000.00     1,024.50      0.10         0.51
--------------------------------------------------------------------------------
DEFENSIVE STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   918.00      0.10%      $ 0.48
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.50      0.10%      $ 0.51
--------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   925.30      0.10%      $ 0.48
Class I                           1,000.00       924.50      0.35       $ 1.68
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.50      0.10%      $ 0.51
Class I                           1,000.00     1,023.25      0.35       $ 1.77
--------------------------------------------------------------------------------
CONSERVATIVE STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   913.60      0.10%      $ 0.48
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.50      0.10%      $ 0.51
--------------------------------------------------------------------------------
MODERATE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   924.20      0.10%      $ 0.48
Class I                           1,000.00       923.20      0.35       $ 1.68
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.50      0.10%      $ 0.51
Class I                           1,000.00     1,023.25      0.35       $ 1.77
--------------------------------------------------------------------------------
MODERATE STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   897.80      0.10%      $ 0.47
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.50      0.10%      $ 0.51

                                 BEGINNING     ENDING                  EXPENSES
                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                   VALUE        VALUE       EXPENSE     DURING
                                  10/1/07      3/31/08      RATIOS      PERIOD*
--------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   875.60      0.10%      $ 0.47
Class I                           1,000.00       874.60      0.35       $ 1.64
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.50      0.10%      $ 0.51
Class I                           1,000.00     1,023.25      0.35       $ 1.77
--------------------------------------------------------------------------------
TAX-MANAGED AGGRESSIVE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   876.90      0.10%      $ 0.47
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.50      0.10%      $ 0.51
--------------------------------------------------------------------------------
CORE MARKET STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   943.80      0.10%      $ 0.49
Class I                           1,000.00       942.80      0.10         0.49
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.50      0.10%      $ 0.51
Class I                           1,000.00     1,024.50      0.10         0.51
--------------------------------------------------------------------------------
CORE MARKET STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   877.50      0.10%      $ 0.47
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.50      0.10%      $ 0.51
--------------------------------------------------------------------------------
MARKET GROWTH STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   908.70      0.10%      $ 0.48
Class I                           1,000.00       907.80      0.35       $ 1.67
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.50      0.10%      $ 0.51
Class I                           1,000.00     1,023.25      0.35       $ 1.77
--------------------------------------------------------------------------------
MARKET GROWTH STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $ 1,000.00   $   877.10      0.10%      $ 0.47
HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00   $ 1,024.50      0.10%      $ 0.51

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   79

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2008

Board of Trustees' Considerations in Approving the Advisory Agreement
(Unaudited)

SEI Asset Allocation Trust ("the Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of the assets of each series of the Trust (each, a "Fund" and, collectively, the "Funds").

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreement must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Advisory Agreement between the Trust and SIMC with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC, including information about SIMC's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Advisory Agreement. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

Specifically, the Board requested and received written materials from SIMC regarding: (a) the quality of SIMC's investment management and other services;
(b) SIMC's investment management personnel; (c) SIMC's operations and financial condition; (d) SIMC's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's profitability from its Fund-related operations; (h) SIMC's compliance systems; (i) SIMC's policies on and compliance procedures for personal securities transactions; (j) SIMC's reputation, expertise and resources in domestic and/or international financial markets; and
(k) each Fund's performance compared with similar mutual funds.

At the March 12, 2008 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement and approved the selection of SIMC to act as investment advisor for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Advisory Agreement, including the resources of SIMC and its affiliates dedicated to the Funds;

o each Fund's investment performance and how it compared to that of other comparable mutual funds;

o each Fund's expenses under its Advisory Agreement and how those expenses compared to those of other comparable mutual funds;


--------------------------------------------------------------------------------
80                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

o the profitability of SIMC and its affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and its affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Advisory Agreement reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds supported renewal of the Advisory Agreement.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Advisory Agreement. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Advisory Agreement.

FUND EXPENSES. With respect to the Funds' expenses under the Advisory Agreement, the Trustees considered the rate of compensation called for by the Advisory Agreement and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and that SIMC, through waivers, has maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Advisory Agreement.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Advisory Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   81

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2008

Notice to Shareholders (Unaudited)

For shareholders that do not have a March 31, 2008 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2008 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2008 the Funds of the SEI Asset Allocation Trust are designating the following items with regard to distributions paid during the year.

                                                                                                               FOREIGN INVESTORS
                                                                                                          --------------------------
                           (A)            (B)
                        LONG TERM       ORDINARY                    CORPORATE
                      CAPITAL GAINS      INCOME         TOTAL       DIVIDENDS    QUALIFYING     U.S.        INTEREST     SHORT-TERM
                      DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS    RECEIVED     DIVIDEND   GOVERNMENT     RELATED     CAPITAL GAIN
FUND                   (TAX BASIS)    (TAX BASIS)    (TAX BASIS)   DEDUCTION(1)   INCOME(2)  INTEREST(3)  DIVIDENDS(4)  DIVIDENDS(5)
Diversified
   Conservative
   Income                    8%            92%           100%            7%           4%          8%           23%          100%
Diversified
   Conservative             26%            74%           100%           15%           7%          8%           22%          100%
Diversified Global
   Moderate Growth          28%            72%           100%           13%          10%          5%           12%          100%
Diversified Moderate
   Growth                   33%            67%           100%           15%          14%          5%           16%          100%
Diversified Global
   Growth                   32%            68%           100%           19%          16%          3%            7%          100%
Diversified Global
   Stock                     0%           100%           100%           24%          21%          2%            2%            0%
Diversified U.S.
   Stock                     0%           100%           100%           49%          31%          1%            2%            0%
Defensive Strategy          12%            88%           100%            2%           3%          2%            9%          100%
Defensive Strategy
   Allocation               33%            67%           100%            9%           9%          0%            0%          100%
Conservative Strategy       12%            88%           100%            5%           5%          2%            7%          100%
Conservative Strategy
   Allocation               20%            80%           100%           11%          10%          0%            0%          100%
Moderate Strategy           15%            85%           100%            6%           7%          3%           10%          100%
Moderate Strategy
   Allocation               20%            80%           100%           18%          19%          0%            0%          100%
Aggressive Strategy         24%            76%           100%           17%          14%          1%            2%          100%
Tax-Managed
   Aggressive
   Strategy                 33%            67%           100%           20%          23%          1%            1%          100%
Core Market Strategy        20%            80%           100%           14%           7%          7%           17%          100%
Core Market Strategy
   Allocation               41%            59%           100%           21%          25%          1%            1%          100%
Market Growth Strategy      22%            78%           100%           12%          10%          4%           10%          100%
Market Growth Strategy
   Allocation               34%            66%           100%           16%          24%          1%            1%          100%

Items (A) and (B) are based on the percentage of the Fund's total distribution.

(1) The percentage in this column represents dividends which qualify for the Corporate "Dividends Received Deduction," and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as required by the Jobs and Growth Tax Relief Reconciliation Act of 2003, and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. This amount is reflected as a per-centage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(4) The percentage in this column represents the amount of "Interest-Related Dividends" as enacted by the American Jobs Creation Act 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. Expiring for years beginning after March 31, 2008.

(5) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as enacted by the American Jobs Creation Act 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. Expiring for years beginning after March 31, 2008.


--------------------------------------------------------------------------------
82                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

                             Supplemental Financial

                                   Information

                           SIMT Large Cap Diversified

                                   Alpha Fund

                         Semi-Annual Report (Unaudited)

                                 March 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

March 31, 2008

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Information Technology                                                     14.7%
Financials                                                                 11.4%
Industrials                                                                10.6%
Health Care                                                                10.5%
Consumer Discretionary                                                      9.1%
Energy                                                                      8.8%
Short-Term Investment                                                       6.6%
Consumer Staples                                                            6.5%
U.S. Government Agency Obligations                                          5.4%
Mortgage-Backed Securities                                                  4.7%
Asset-Backed Securities                                                     3.1%
Materials                                                                   3.1%
Telecommunication Services                                                  2.8%
Utilities                                                                   2.3%
U.S. Treasury Obligations                                                   0.4%
Purchased Options                                                           0.0%

#     Percentages based on total investments

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares    ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.6%

CONSUMER DISCRETIONARY -- 11.0%
   Abercrombie & Fitch, Cl A (D)                         23,500   $       1,719
   Aeropostale*                                          40,100           1,087
   Amazon.com*                                           28,238           2,013
   American Eagle Outfitters (D)                         16,100             282
   AnnTaylor Stores (D)*                                 17,300             418
   Apollo Group, Cl A*                                   50,800           2,195
   Asbury Automotive Group                               20,200             278
   Autoliv                                               17,000             853
   Autozone*                                              1,183             135
   Best Buy (D)                                         147,271           6,106
   Big Lots (D)*                                        188,809           4,210
   Black & Decker                                         1,800             119
   BorgWarner                                            13,500             581
   Brinker International (D)                             59,500           1,104
   Cablevision Systems, Cl A (D)*                        82,361           1,765
   Cache*                                                 7,600              86
   California Pizza Kitchen*                             10,100             132
   Capella Education*                                     4,400             240
   Career Education*                                      5,200              66
   CBS, Cl B (D)                                         51,983           1,148
   Central European Media Enterprises,
      Cl A*                                               1,200             102
   Charlotte Russe Holding*                               4,700              81
   Choice Hotels International                            2,031              69
   Christopher & Banks                                   30,300             303
   Clear Channel Communications                          10,080             295
   Coach (D)*                                            20,695             624
   Comcast, Cl A (D)*                                    60,027           1,161
   Cooper Tire & Rubber                                  11,900             178
   CROCS*                                                15,900             278
   Darden Restaurants (D)                                33,800           1,100
   Deckers Outdoor*                                       6,900             744
   Dick's Sporting Goods*                                 1,900              51
   DIRECTV Group (D)*                                   300,331           7,445

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Discovery Holding, Cl A*                              46,600   $         989
   DISH Network, Cl A*                                   29,508             848
   Dollar Tree*                                          83,100           2,293
   Eastman Kodak (D)                                      2,600              46
   EW Scripps, Cl A                                       1,700              71
   Expedia*                                              45,481             996
   Family Dollar Stores                                   7,400             144
   Ford Motor (D)*                                      510,413           2,920
   Fortune Brands                                           900              63
   GameStop, Cl A*                                       37,500           1,939
   Gannett                                                7,931             230
   Gap                                                   64,716           1,274
   Garmin*                                                6,500             351
   General Motors (D)                                    21,400             408
   Gentex (D)                                            53,600             919
   Genuine Parts                                          6,263             252
   Goodyear Tire & Rubber (D)*                            7,000             181
   Guess?                                                 6,700             271
   Gymboree (D)*                                         34,400           1,372
   H&R Block                                              6,500             135
   Hanesbrands (D)*                                     141,261           4,125
   Harley-Davidson                                       13,433             504
   Harman International Industries                       14,400             627
   Hasbro (D)                                           105,542           2,945
   Home Depot                                            60,300           1,687
   IAC/InterActive*                                      26,500             550
   Idearc                                                25,433              93
   International Game Technology                        150,000           6,031
   International Speedway, Cl A                           4,600             189
   Interpublic Group (D)*                               311,857           2,623
   ITT Educational Services*                             20,500             942
   J Crew Group*                                         13,900             614
   Jack in the Box (D)*                                  25,800             693
   Jarden*                                                1,200              26
   John Wiley & Sons, Cl A                                5,900             234
   Johnson Controls (D)                                  41,409           1,400
   Jones Apparel Group                                   85,900           1,153
   Kohl's*                                                2,256              97
   Landry's Restaurants                                   2,900              47
   Las Vegas Sands*                                       1,600             118
   Liberty Global, Cl A (D)*                             93,704           3,193
   Liberty Media - Entertainment, Cl A*                  67,600           1,530
   Ltd Brands                                            27,400             469
   Macy's                                                 3,800              88
   Marriott International, Cl A                          29,088             999
   Marvel Entertainment*                                 46,800           1,254
   Mattel                                                10,900             217
   McDonald's (D)                                        87,042           4,854
   MDC Holdings                                           1,300              57
   Meredith                                               1,400              54
   MGM Mirage*                                          106,600           6,265
   Mohawk Industries*                                     1,800             129
   NetFlix*                                              43,200           1,497


--------------------------------------------------------------------------------
84                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Newell Rubbermaid                                     28,505   $         652
   News, Cl A                                            53,577           1,005
   Nike, Cl B                                            27,624           1,878
   NVR*                                                   2,500           1,494
   Omnicom Group                                          6,148             272
   Orient-Express Hotels, Cl A                              600              26
   Penn National Gaming*                                 12,600             551
   Penske Auto Group (D)                                 78,343           1,525
   PetSmart                                              18,300             374
   PF Chang's China Bistro*                               4,300             122
   Phillips-Van Heusen                                      500              19
   Polo Ralph Lauren                                      1,300              76
   Pulte Homes                                            5,100              74
   RadioShack                                             4,300              70
   Regal Entertainment Group, Cl A                        2,900              56
   Rent-A-Center*                                        12,100             222
   Reuters Group ADR*                                    61,000           4,227
   R.H. Donnelley (D)*                                   10,000              51
   Saks*                                                  8,700             108
   Scientific Games, Cl A*                                4,100              87
   Service International                                 64,996             659
   Shaw Communications, Cl B (D)*                        87,200           1,585
   Sherwin-Williams (D)                                  32,080           1,637
   Snap-On                                               46,476           2,363
   Stamps.com*                                            2,900              30
   Stanley Works                                          9,100             433
   Staples*                                             325,000           7,186
   Target                                                 5,945             301
   Thor Industries                                       35,400           1,054
   Tiffany                                                6,100             255
   Tim Hortons                                            5,387             183
   Time Warner (D)                                      560,238           7,854
   Time Warner Cable, Cl A*                               6,037             151
   TJX                                                    6,700             222
   Toll Brothers*                                         7,000             164
   TravelCenters of America LLC*                              1              --
   TRW Automotive Holdings (D)*                          97,436           2,277
   Urban Outfitters*                                     15,500             486
   Valassis Communications*                              15,900             172
   VF                                                    11,718             908
   Viacom, Cl B (D)*                                     42,400           1,680
   WABCO Holdings                                         2,200             100
   Walt Disney (D)                                      243,779           7,650
   Warnaco Group*                                        16,900             666
   Washington Post, Cl B                                    200             132
   Weight Watchers International                        129,300           5,990
   Whirlpool (D)                                          1,500             130
   Wyndham Worldwide (D)                                104,107           2,153
   Wynn Resorts*                                          8,200             825
   Yum! Brands (D)                                       58,410           2,173
                                                                  --------------
                                                                        160,282
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 7.8%
   Alberto-Culver                                         3,200   $          88
   Altria Group (D)                                      72,846           1,617
   Anheuser-Busch (D)                                    60,024           2,848
   Archer-Daniels-Midland (D)                           131,877           5,428
   Avon Products                                         13,300             526
   Bare Escentuals*                                      38,200             895
   BJ's Wholesale Club*                                   1,800              64
   Brown-Forman, Cl B                                    12,100             801
   Bunge                                                  9,700             843
   Church & Dwight                                        4,500             244
   Clorox                                                34,200           1,937
   Coca-Cola (D)                                         75,805           4,614
   Coca-Cola Enterprises                                145,608           3,524
   Colgate-Palmolive                                     18,412           1,434
   ConAgra Foods                                        102,700           2,460
   Constellation Brands, Cl A*                          105,778           1,869
   Corn Products International                            7,300             271
   Costco Wholesale                                       9,558             621
   CVS Caremark                                          34,088           1,381
   Dean Foods                                            41,069             825
   Del Monte Foods                                        7,100              68
   Energizer Holdings*                                   10,100             914
   Estee Lauder, Cl A                                    24,300           1,114
   General Mills (D)                                     55,000           3,293
   Hansen Natural (D)*                                    2,300              81
   Herbalife                                             64,900           3,083
   HJ Heinz                                              11,474             539
   JM Smucker                                             8,100             410
   Kellogg                                               18,475             971
   Kimberly-Clark (D)                                    41,635           2,688
   Kraft Foods, Cl A                                      9,039             280
   Kroger (D)                                           287,648           7,306
   Loews - Carolina Group                                12,750             925
   McCormick                                              2,653              98
   Molson Coors Brewing, Cl B                            18,727             984
   Nu Skin Enterprises, Cl A                              1,800              32
   Pepsi Bottling Group (D)                              32,671           1,108
   PepsiAmericas                                         18,400             470
   PepsiCo (D)                                          104,547           7,548
   Philip Morris International*                          72,846           3,685
   Procter & Gamble (D)                                 272,627          19,103
   Ralcorp Holdings*                                        900              52
   Reynolds American (D)                                 29,790           1,759
   Rite Aid*                                            499,240           1,468
   Safeway (D)                                           66,406           1,949
   Sara Lee                                              45,900             642
   Smithfield Foods*                                      9,900             255
   SUPERVALU (D)                                         57,953           1,737
   SYSCO                                                206,530           5,994
   Tyson Foods, Cl A (D)                                146,729           2,340
   UST                                                    2,300             125
   Wal-Mart Stores (D)                                   70,850           3,732


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   85

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Walgreen                                             176,700   $       6,731
   Whole Foods Market                                    11,300             373
   WM Wrigley Jr.                                        10,200             641
                                                                  --------------
                                                                        114,788
                                                                  --------------
ENERGY -- 10.6%
   Anadarko Petroleum                                     6,400             403
   Apache                                                 9,622           1,163
   Arch Coal                                              1,500              65
   Baker Hughes                                           5,830             399
   Cameron International (D)*                            16,676             694
   Chesapeake Energy (D)                                 83,200           3,840
   Chevron (D)                                          259,165          22,122
   Cimarex Energy (D)                                    57,400           3,142
   ConocoPhillips (D)                                   119,179           9,083
   Consol Energy                                          2,800             194
   Denbury Resources*                                    13,800             394
   Devon Energy                                          10,900           1,137
   Diamond Offshore Drilling                              1,400             163
   Dresser-Rand Group (D)*                               11,500             354
   EnCana (D)                                            14,800           1,121
   ENSCO International                                    8,900             557
   EOG Resources                                         30,000           3,600
   Exxon Mobil (D)                                      496,896          42,027
   FMC Technologies (D)*                                 33,300           1,894
   Forest Oil*                                            3,900             191
   Frontier Oil                                          58,700           1,600
   Frontline (D)*                                         1,400              64
   Global Industries*                                    12,300             198
   Grant Prideco*                                           300              15
   Halliburton (D)                                      188,610           7,418
   Helix Energy Solutions Group*                          1,600              50
   Helmerich & Payne                                     40,500           1,898
   Hess                                                   1,345             119
   Holly (D)                                             23,500           1,020
   Marathon Oil (D)                                     143,525           6,545
   Massey Energy                                          1,700              62
   Murphy Oil                                            42,726           3,510
   National Oilwell Varco*                               22,002           1,285
   Newfield Exploration*                                  1,000              53
   Noble (D)                                             29,500           1,465
   Noble Energy                                           2,000             146
   Occidental Petroleum (D)                              77,410           5,664
   Oceaneering International*                             5,300             334
   Overseas Shipholding Group                             6,600             462
   Patterson-UTI Energy (D)                              75,000           1,964
   Peabody Energy                                           900              46
   Petro-Canada (D)*                                     40,000           1,736
   Plains Exploration & Production*                      57,809           3,072
   Pride International (D)*                              17,316             605
   Quicksilver Resources*                                 2,000              73
   Range Resources                                          900              57
   Rowan                                                 26,500           1,091

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   SandRidge Energy*                                     22,500   $         881
   Schlumberger                                          45,174           3,930
   SEACOR Holdings*                                       8,400             717
   Smith International                                   10,300             662
   Southwestern Energy*                                     400              14
   Sunoco (D)                                            59,700           3,132
   Superior Energy Services*                                600              24
   Teekay Shipping                                        1,600              68
   Tesoro                                                22,200             666
   Tidewater                                             27,900           1,538
   Transocean                                             7,019             949
   Trico Marine Services*                                 8,900             347
   Valero Energy (D)                                     55,100           2,706
   Weatherford International*                            11,357             823
   Willbros Group*                                       12,000             367
   Williams                                             130,846           4,315
   XTO Energy                                             5,091             315
                                                                  --------------
                                                                        154,549
                                                                  --------------
FINANCIALS -- 13.6%
   ACE                                                   55,090           3,033
   Aflac                                                 12,516             813
   Alleghany*                                             1,943             664
   Allied Capital                                        15,211             280
   Allied World Assurance Holdings                        5,100             202
   Allstate (D)                                          84,360           4,054
   AMB Property+                                          1,000              54
   American Express                                      13,315             582
   American Financial Group (D)                          82,596           2,111
   American International Group (D)                     116,622           5,044
   American National Insurance                            1,733             185
   AmeriCredit*                                           1,115              11
   Ameriprise Financial                                  39,988           2,073
   Annaly Capital Management+                           107,800           1,651
   AON (D)                                               16,086             647
   Arch Capital Group*                                    1,800             124
   Ashford Hospitality Trust+                            38,800             220
   Aspen Insurance Holdings                               5,800             153
   Assurant (D)                                          11,874             723
   Astoria Financial                                      7,700             209
   AvalonBay Communities+ (D)                            15,854           1,530
   Axis Capital Holdings                                 96,347           3,274
   Bancorpsouth                                           8,800             204
   Bank of America (D)                                  163,636           6,203
   Bank of Hawaii                                         3,300             164
   Bank of New York Mellon                               68,397           2,854
   BB&T                                                  17,139             549
   BlackRock                                             14,078           2,874
   BOK Financial                                          9,961             520
   Boston Properties+                                    51,442           4,736
   Brandywine Realty Trust+ (D)                          79,800           1,353
   Camden Property Trust+                                 1,300              65
   Capital One Financial (D)                             29,106           1,433


--------------------------------------------------------------------------------
86                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Capitol Federal Financial                              2,951   $         111
   CBL & Associates Properties+                          54,600           1,285
   Charles Schwab                                       306,040           5,763
   Chubb (D)                                             80,304           3,973
   Cincinnati Financial                                   7,153             272
   CIT Group (D)                                         51,964             616
   Citigroup (D)                                        271,434           5,814
   City National                                          1,900              94
   CME Group                                             19,374           9,088
   Colonial BancGroup                                    53,800             518
   Colonial Properties Trust+                             7,780             187
   Comerica (D)                                           3,845             135
   Commerce Bancshares                                    1,300              55
   Conseco*                                              42,500             433
   Credicorp (D)                                         21,700           1,557
   Crystal River Capital+                                 4,200              37
   Cullen/Frost Bankers                                   3,600             191
   Douglas Emmett+                                        5,400             119
   East West Bancorp                                     18,588             330
   Eaton Vance (D)                                       14,400             439
   Endurance Specialty Holdings                          74,200           2,716
   Erie Indemnity, Cl A                                   1,100              56
   Everest Re Group                                      23,400           2,095
   Fairfax Financial Holdings                             6,400           1,837
   Fannie Mae                                            20,147             530
   Federated Investors, Cl B                             23,800             932
   First American                                         2,000              68
   First Citizens BancShares, Cl A                        2,343             326
   Forest City Enterprises, Cl A                          4,830             178
   Forestar Real Estate Group*                           17,134             427
   Franklin Resources (D)                                40,116           3,891
   Freddie Mac                                            2,200              56
   Fulton Financial                                      20,700             254
   General Growth Properties+ (D)                        31,500           1,202
   GLG Partners*                                         76,460             908
   Goldman Sachs Group (D)                               33,524           5,545
   Greenhill                                             12,400             863
   Hanover Insurance Group (D)                           24,200             996
   Hartford Financial Services Group                     13,203           1,000
   HCC Insurance Holdings                                 2,300              52
   Hospitality Properties Trust+                          9,787             333
   Host Hotels & Resorts+                                28,048             447
   Hudson City Bancorp                                  128,600           2,274
   Huntington Bancshares                                 62,800             675
   IntercontinentalExchange*                             70,600           9,213
   Investment Technology Group*                          20,700             956
   iStar Financial+ (D)                                  67,400             946
   Janus Capital Group (D)                              104,872           2,440
   Jefferies Group                                        7,000             113
   Jones Lang LaSalle (D)                                27,552           2,131
   JPMorgan Chase (D)                                   332,972          14,301
   Kilroy Realty+                                         2,096             103
   Lazard L.P., Cl A                                      3,900             149
   Leucadia National                                     25,700           1,162

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Liberty Media - Capital, Ser A*                       25,490   $         401
   Loews (D)                                            126,742           5,098
   M&T Bank                                               1,700             137
   Markel*                                                  394             173
   Marsh & McLennan                                       4,997             122
   Marshall & Ilsley                                      7,100             165
   MBIA (D)                                               5,500              67
   Merrill Lynch (D)                                     12,509             510
   MetLife (D)                                           42,548           2,564
   MF Global*                                            53,133             527
   Montpelier Re Holdings                                16,200             260
   Moody's (D)                                           14,500             505
   Morgan Stanley (D)                                    24,062           1,100
   MSCI, Cl A*                                           13,400             399
   NASDAQ Stock Market*                                  13,284             514
   Nationwide Financial Services, Cl A                    1,000              47
   New York Community Bancorp                            30,000             547
   Northern Trust                                        31,683           2,106
   NorthStar Realty Finance+ (D)                        106,100             867
   Parkway Properties+                                    5,700             211
   PartnerRe                                             54,855           4,185
   Penson Worldwide*                                      5,600              52
   Platinum Underwriters Holdings                         2,400              78
   Plum Creek Timber+                                     2,900             118
   PNC Financial Services Group (D)                       2,646             173
   Progressive                                            3,300              53
   Prudential Financial                                   6,000             469
   Raymond James Financial                               34,800             800
   Rayonier+ (D)                                         92,406           4,014
   Regions Financial                                     77,184           1,524
   RenaissanceRe Holdings                                 6,500             337
   Resource Capital+                                      3,100              23
   Safeco                                                41,389           1,816
   SLM                                                   15,600             239
   St. Joe                                                2,575             111
   Stancorp Financial Group                              30,800           1,469
   State Street                                           4,094             323
   Sunstone Hotel Investors+                             11,100             178
   SunTrust Banks (D)                                    42,821           2,361
   T. Rowe Price Group                                    5,454             273
   TCF Financial                                          6,700             120
   TD Ameritrade Holding*                               192,805           3,183
   TFS Financial*                                        17,261             208
   Torchmark                                              2,671             161
   Toronto-Dominion Bank                                  3,728             229
   Transatlantic Holdings                                12,965             860
   Travelers (D)                                        196,816           9,418
   Unitrin                                                5,535             196
   Unum Group                                             8,800             194
   US Bancorp                                             3,404             110
   Valley National Bancorp                                3,100              60
   Ventas+                                                1,800              81
   Wachovia (D)                                         105,181           2,840
   Washington Federal                                    10,700             244


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   87

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual (D)                                 11,800   $         122
   Wells Fargo (D)                                      119,812           3,487
   White Mountains Insurance Group                          787             378
   Whitney Holding                                        9,100             226
   Willis Group Holdings                                 47,400           1,593
   Wilmington Trust                                       1,700              53
   WR Berkley                                            53,800           1,490
   XL Capital, Cl A                                      23,800             703
                                                                  --------------
                                                                        199,656
                                                                  --------------

HEALTH CARE -- 12.6%
   Abbott Laboratories (D)                               46,875           2,585
   Abraxis Bioscience*                                      228              13
   Advanced Medical Optics*                               5,357             109
   Aetna (D)                                             72,790           3,064
   Allergan                                             136,294           7,686
   AmerisourceBergen (D)                                144,255           5,912
   Amgen*                                               161,855           6,762
   Amylin Pharmaceuticals*                                3,400              99
   Analogic*                                              1,400              93
   APP Pharmaceuticals*                                   2,418              29
   Applera -- Applied Biosystems
     Group                                               58,967           1,938
   Aspect Medical Systems*                                2,000              12
   Baxter International                                  75,207           4,348
   Beckman Coulter                                        1,100              71
   Becton Dickinson (D)                                  27,448           2,356
   Biogen Idec (D)*                                      20,500           1,265
   Bristol-Myers Squibb                                  84,103           1,791
   Cardinal Health (D)                                  144,360           7,580
   Celgene*                                               8,506             521
   Charles River Laboratories
     International (D)*                                   4,900             289
   Cigna (D)                                            108,457           4,400
   Cooper                                                 1,300              45
   Covance*                                              15,100           1,253
   Coventry Health Care*                                  4,908             198
   Covidien (D)*                                          2,400             106
   C.R. Bard                                              1,100             106
   Cubist Pharmaceuticals*                               43,400             799
   DaVita*                                                1,000              48
   Dentsply International                                21,800             842
   Dionex*                                                5,400             416
   Edwards Lifesciences*                                 17,132             763
   Eli Lilly (D)                                         57,789           2,981
   Endo Pharmaceuticals Holdings*                        28,800             689
   Express Scripts (D)*                                  66,500           4,277
   Forest Laboratories (D)*                              53,600           2,145
   Gen-Probe*                                             6,200             299
   Genentech (D)*                                       140,800          11,430
   Genzyme*                                              19,038           1,419
   Gilead Sciences (D)*                                  44,034           2,269
   Health Management Associates, Cl  A                    8,605              46

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Health Net (D)*                                      107,856   $       3,322
   Henry Schein*                                          6,700             385
   Hillenbrand Industries                                 7,737             370
   HLTH*                                                 29,500             281
   Hospira*                                               1,300              56
   Humana (D)*                                           72,360           3,246
   Idexx Laboratories*                                   37,900           1,867
   ImClone Systems*                                       2,700             115
   IMS Health                                             5,100             107
   Intuitive Surgical*                                    8,300           2,692
   Invacare                                               3,000              67
   Invitrogen (D)*                                       13,100           1,120
   Johnson & Johnson (D)                                138,575           8,989
   Kinetic Concepts*                                      8,400             388
   King Pharmaceuticals*                                210,600           1,832
   Laboratory of America Holdings*                        1,545             114
   LifePoint Hospitals*                                  13,900             382
   Lincare Holdings*                                     31,800             894
   Martek Biosciences*                                    3,900             119
   McKesson (D)                                         102,097           5,347
   Medco Health Solutions (D)*                          224,956           9,851
   Medical Action Industries*                             1,800              30
   Medtronic (D)                                         66,392           3,211
   Mentor                                                16,700             430
   Merck (D)                                            112,936           4,286
   Merit Medical Systems*                                 5,300              84
   Millennium Pharmaceuticals*                          100,500           1,554
   Omnicare                                               3,400              62
   OSI Pharmaceuticals*                                  32,400           1,211
   Par Pharmaceutical*                                    4,200              73
   Patterson*                                             4,200             152
   Pediatrix Medical Group*                               1,900             128
   PerkinElmer                                           24,877             603
   Pfizer (D)                                           681,981          14,274
   Pharmaceutical Product Development                     7,300             306
   Quest Diagnostics                                     16,900             765
   Quidel*                                               30,600             491
   Schering-Plough                                       58,796             847
   Sciele Pharma*                                         2,200              43
   Sepracor*                                             19,597             383
   St. Jude Medical*                                      2,500             108
   STERIS                                                 2,800              75
   Stryker                                               52,650           3,425
   Tenet Healthcare*                                    334,629           1,894
   Thermo Fisher Scientific*                             18,612           1,058
   UnitedHealth Group (D)                               368,635          12,666
   Universal Health Services, Cl B                        2,500             134
   VCA Antech*                                            7,500             205
   Vertex Pharmaceuticals*                                6,400             153
   Warner Chilcott, Cl A*                                49,300             887
   Waters (D)*                                           19,063           1,062
   Watson Pharmaceuticals*                                3,400             100
   WellPoint (D)*                                        72,411           3,196


--------------------------------------------------------------------------------
88                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Wyeth                                                 50,356   $       2,103
   Zimmer Holdings*                                      72,500           5,645
                                                                  --------------
                                                                        184,242
                                                                  --------------

INDUSTRIALS -- 12.7%
   3M (D)                                                28,345           2,244
   AGCO*                                                  4,900             293
   Alliant Techsystems*                                   5,200             538
   Allied Waste Industries*                             171,568           1,855
   Ametek                                                 7,300             321
   Armstrong World Industries*                            4,954             177
   BE Aerospace*                                          2,900             101
   Boeing (D)                                           152,248          11,323
   Burlington Northern Santa Fe                          10,328             952
   Carlisle                                              10,414             348
   Caterpillar (D)                                       36,800           2,881
   C.H. Robinson Worldwide (D)                           43,379           2,360
   Con-way                                                1,200              59
   Continental Airlines, Cl B*                            5,600             108
   Cooper Industries, Cl A                                7,300             293
   Copart*                                                3,800             147
   Corporate Executive Board                              3,300             134
   Corrections of America*                               10,000             275
   Crane                                                 47,400           1,913
   CSX                                                   78,642           4,409
   Cummins (D)                                           95,200           4,457
   Danaher                                                  845              64
   Deere                                                  8,500             684
   Delta Air Lines*                                     113,366             975
   Dover                                                 13,100             547
   DryShips                                              15,600             935
   Dun & Bradstreet (D)                                   2,674             218
   Eaton (D)                                             32,000           2,549
   Emerson Electric                                       3,418             176
   Equifax                                                1,600              55
   Expeditors International Washington                  156,500           7,071
   Fastenal                                              27,900           1,281
   FedEx (D)                                             52,184           4,836
   First Solar*                                           6,900           1,595
   Flowserve (D)                                         23,652           2,469
   Fluor                                                 25,180           3,554
   Foster Wheeler*                                        9,000             510
   GATX                                                   8,798             344
   General Cable*                                         1,900             112
   General Dynamics                                       5,782             482
   General Electric (D)                                 826,437          30,586
   Goodrich (D)                                          43,000           2,473
   Harsco (D)                                            21,901           1,213
   Herman Miller                                         10,000             246
   Hertz Global Holdings*                                27,432             331
   Honeywell International (D)                           33,774           1,906
   Hubbell, Cl B                                         29,300           1,280
   IDEX                                                   3,800             117

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Illinois Tool Works                                    5,900   $         285
   Ingersoll-Rand, Cl A                                  58,500           2,608
   ITT                                                    1,418              73
   Jacobs Engineering Group*                             43,721           3,217
   JB Hunt Transport Services                             4,500             141
   Kansas City Southern*                                  7,022             282
   KBR*                                                  56,593           1,569
   Kennametal                                             9,000             265
   Kimball International, Cl B                           10,500             113
   Kirby*                                                 1,000              57
   L-3 Communications Holdings (D)                       18,600           2,034
   Lennox International                                  49,700           1,788
   Lincoln Electric Holdings                              1,100              71
   Lockheed Martin (D)                                   79,495           7,894
   Manitowoc                                             15,300             624
   Manpower                                              48,676           2,739
   McDermott International*                               5,700             312
   MSC Industrial Direct, Cl A (D)                        3,900             165
   NCI Building Systems*                                  1,300              31
   Norfolk Southern                                      66,300           3,601
   Northrop Grumman (D)                                  62,583           4,870
   Northwest Airlines*                                   38,663             348
   Nuco2*                                                 5,500             153
   Oshkosh Truck                                          6,500             236
   Owens Corning*                                        35,891             651
   Paccar                                                 8,888             400
   Pall                                                   7,100             249
   Parker Hannifin (D)                                   58,597           4,059
   Pentair                                                8,000             255
   Precision Castparts (D)                               17,480           1,784
   Quanta Services*                                      52,818           1,224
   Raytheon (D)                                          93,476           6,039
   Republic Airways Holdings*                             5,000             108
   Republic Services                                     17,300             506
   Robert Half International                             65,900           1,696
   Rockwell Automation (D)                               18,300           1,051
   Rockwell Collins                                       1,154              66
   Roper Industries                                       4,138             246
   RR Donnelley & Sons (D)                               42,439           1,286
   Ryder System (D)                                      21,000           1,279
   Shaw Group*                                           12,500             589
   Southwest Airlines                                     4,800              60
   SPX (D)                                                5,294             555
   Steelcase, Cl A                                      152,067           1,682
   Stericycle (D)*                                       39,570           2,038
   Sunpower, Cl A*                                        1,000              75
   Teleflex                                               1,700              81
   Terex*                                                 3,700             231
   Textron                                               12,100             671
   Thomas & Betts (D)*                                   25,700             935
   Timken (D)                                            93,368           2,775
   Toro                                                   5,800             240
   Trane                                                  1,100              50


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   89

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Trinity Industries                                    33,400   $         890
   TrueBlue*                                             26,400             355
   Tyco International (D)                                46,100           2,031
   UAL                                                      800              17
   Union Pacific                                          6,839             857
   United Parcel Service, Cl B                          150,253          10,971
   United Rentals*                                        2,300              43
   United Technologies                                   14,004             964
   URS*                                                  29,094             951
   WESCO International*                                  42,538           1,552
   WW Grainger (D)                                       17,452           1,333
                                                                  --------------
                                                                        186,118
                                                                  --------------

INFORMATION TECHNOLOGY -- 17.6%
   Accenture, Cl A                                       35,367           1,244
   Activision*                                           15,300             418
   ADC Telecommunications*                               10,200             123
   Adobe Systems*                                       106,700           3,797
   Advanced Micro Devices*                               21,400             126
   Agilent Technologies (D)*                             45,400           1,354
   Akamai Technologies*                                   2,864              81
   Alliance Data Systems*                                 5,200             247
   Altera                                                 6,700             123
   Amdocs*                                               66,460           1,885
   Amphenol, Cl A                                         3,500             130
   Analog Devices                                        38,600           1,139
   Anaren*                                                4,500              57
   Apple*                                                66,848           9,593
   Applied Materials (D)                                  3,195              62
   Arrow Electronics (D)*                               103,794           3,493
   Atmel*                                               233,340             812
   Autodesk*                                              2,300              72
   Automatic Data Processing                             85,401           3,620
   Avnet (D)*                                            63,523           2,079
   AVX                                                   45,530             583
   BEA Systems*                                          18,400             352
   BMC Software*                                         90,300           2,937
   Broadcom, Cl A*                                        7,500             145
   Broadridge Financial Solutions                        28,100             495
   Brocade Communications Systems*                       77,600             566
   Cabot Microelectronics*                                3,300             106
   Cadence Design Systems (D)*                           81,652             872
   Check Point Software Technologies (D)*                74,900           1,678
   Ciena*                                                30,700             947
   Cisco Systems (D)*                                   209,830           5,055
   Citrix Systems*                                        5,800             170
   CMGI*                                                 21,300             282
   CommScope*                                            12,900             449
   Computer Sciences (D)*                                84,755           3,457
   Compuware (D)*                                       199,800           1,467
   Convergys*                                            93,113           1,402
   Corning                                               12,500             301
   Cree*                                                  7,800             218

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cypress Semiconductor*                                 8,500   $         201
   Dell*                                                 20,900             416
   Diebold                                                3,100             116
   DST Systems*                                           4,021             264
   Earthlink*                                            41,100             310
   eBay (D)*                                            330,486           9,862
   Electronic Arts*                                       1,100              55
   Electronic Data Systems (D)                          168,697           2,809
   EMC (D)*                                              50,900             730
   F5 Networks*                                             600              11
   Fairchild Semiconductor International*                64,849             773
   Fidelity National Information Services                 9,746             372
   Fiserv*                                                1,200              58
   Global Payments                                       42,900           1,774
   Google, Cl A (D)*                                     27,929          12,302
   Harris (D)                                             2,001              97
   Hewitt Associates, Cl A*                              60,300           2,398
   Hewlett-Packard (D)                                  353,949          16,161
   Ingram Micro, Cl A (D)*                               84,742           1,341
   Integral Systems                                       2,700              79
   Integrated Device Technology*                        122,200           1,091
   Intel (D)                                            160,733           3,404
   International Business Machines (D)                   45,562           5,246
   Intersil, Cl A (D)                                    52,400           1,345
   Intuit (D)*                                          264,300           7,139
   Iron Mountain*                                         3,200              85
   Jabil Circuit                                        154,911           1,465
   Juniper Networks*                                    112,200           2,805
   Kla-Tencor (D)                                         1,900              71
   Lam Research (D)*                                     28,300           1,082
   Lexmark International, Cl A*                          22,000             676
   Linear Technology                                     41,000           1,258
   Mastercard, Cl A                                      48,900          10,904
   McAfee*                                               15,100             500
   MEMC Electronic Materials*                            15,174           1,076
   Mettler Toledo International (D)*                      5,262             511
   Microchip Technology                                   1,500              49
   Micron Technology*                                     9,500              57
   Microsoft (D)                                        801,163          22,737
   Molex                                                  2,300              53
   MoneyGram International                               76,904             143
   Motorola                                             161,185           1,499
   Multi-Fineline Electronix*                             6,500             122
   National Instruments                                   3,600              94
   National Semiconductor                                 3,100              57
   NAVTEQ*                                                7,100             483
   NCR (D)*                                              32,834             750
   NetApp*                                               66,700           1,337
   NeuStar, Cl A*                                         2,300              61
   Nvidia*                                               68,100           1,348
   Oracle (D)*                                          273,908           5,358
   QLogic*                                              204,700           3,142
   Qualcomm (D)                                         347,100          14,231


--------------------------------------------------------------------------------
90                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Red Hat*                                               3,100   $          57
   Research In Motion (D)*                               85,000           9,540
   SanDisk*                                               3,500              79
   Seagate Technology                                   533,500          11,172
   Semtech*                                               2,400              34
   Silicon Laboratories (D)*                             44,200           1,394
   Sun Microsystems*                                    514,932           7,997
   SYKES Enterprises*                                    21,400             376
   Symantec (D)*                                        224,856           3,737
   Synopsys*                                             50,812           1,154
   Tech Data (D)*                                        90,511           2,969
   Teradata*                                            228,200           5,034
   Texas Instruments (D)                                265,025           7,492
   Trimble Navigation*                                   10,700             306
   Unisys*                                              385,461           1,708
   Varian Semiconductor Equipment
     Associates*                                          6,600             186
   VeriSign*                                              8,600             286
   Visa*                                                 91,300           5,693
   Vishay Intertechnology*                               99,480             901
   VMware, Cl A*                                            600              26
   Volterra Semiconductor*                                8,800             100
   WebMD Health, Cl A*                                    1,307              31
   Western Digital*                                       4,300             116
   Xerox (D)                                            111,840           1,674
   Xilinx                                                66,300           1,575
   Yahoo!*                                               14,331             415
   Zebra Technologies, Cl A (D)*                         45,800           1,526
                                                                  --------------
                                                                        257,823
                                                                  --------------
MATERIALS -- 3.7%
   Air Products & Chemicals                               5,800             534
   Airgas                                                16,712             760
   AK Steel Holding*                                     18,893           1,028
   Alcoa                                                118,300           4,266
   Allegheny Technologies                                 2,600             185
   Ashland                                              103,184           4,881
   Ball (D)                                              15,900             730
   Cabot                                                 49,701           1,392
   Carpenter Technology                                  27,400           1,534
   Celanese, Ser A                                       43,200           1,687
   Cleveland-Cliffs                                       1,700             204
   Commercial Metals                                     10,980             329
   Crown Holdings (D)*                                   60,710           1,527
   Cytec Industries                                       1,000              54
   Dow Chemical (D)                                      90,200           3,324
   Eastman Chemical                                      13,100             818
   Ecolab                                                 1,900              82
   E.I. Du Pont de Nemours                               34,898           1,632
   FMC                                                    8,300             460
   Freeport-McMoRan Copper & Gold,
     Cl B                                                 8,332             802

--------------------------------------------------------------------------------
                                   Shares/Contracts/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Greif, Cl A                                           13,900   $         944
   Huntsman                                               7,600             179
   International Flavors & Fragrances                     7,500             330
   International Paper (D)                               83,991           2,284
   Lubrizol                                              21,000           1,166
   Martin Marietta Materials                              2,900             308
   MeadWestvaco                                           2,100              57
   Methanex (D)                                          41,100           1,076
   Monsanto (D)                                           3,612             403
   Mosaic*                                                8,000             821
   Nalco Holding                                        149,381           3,159
   Newmont Mining                                         7,961             361
   Nucor (D)                                             34,500           2,337
   Olin                                                  39,100             773
   OM Group*                                              5,600             305
   Owens-Illinois*                                       16,100             908
   Packaging of America                                   4,400              98
   Pactiv (D)*                                           19,789             519
   PPG Industries                                        16,100             974
   Praxair                                               84,815           7,144
   Reliance Steel & Aluminum                              1,800             108
   RPM International                                     10,249             215
   Sigma-Aldrich                                          3,100             185
   Smurfit-Stone Container (D)*                           4,050              31
   Southern Copper (D)                                    6,200             644
   Spartech                                               5,400              46
   Steel Dynamics (D)                                     1,800              59
   Temple-Inland                                          3,000              38
   Terra Industries*                                     15,700             558
   United States Steel (D)                                8,100           1,028
   Valspar                                               22,200             440
   Vulcan Materials                                       6,389             424
   Weyerhaeuser                                             800              52
                                                                  --------------
                                                                         54,203
                                                                  --------------
TELECOMMUNICATION SERVICES -- 3.3%
   American Tower, Cl A*                                 29,693           1,164
   AT&T (D)                                             627,476          24,032
   CenturyTel (D)                                        38,294           1,273
   Citizens Communications                               17,011             178
   Crown Castle International*                          169,600           5,850
   Embarq                                                 5,922             238
   Qwest Communications International                   144,900             656
   Rogers Communications, Cl B (D)*                      30,200           1,085
   Sprint Nextel (D)                                    234,000           1,565
   Telephone & Data Systems                              15,600             613
   US Cellular*                                          36,846           2,027
   Verizon Communications (D)                           230,132           8,388
   Windstream (D)                                       149,252           1,784
                                                                  --------------
                                                                         48,853
                                                                  --------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   91

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 2.7%
   AES*                                                  57,900   $         965
   AGL Resources                                         14,100             484
   Allegheny Energy                                       1,121              57
   Alliant Energy                                        32,492           1,138
   Ameren                                                 5,300             233
   American Electric Power                               22,800             949
   Atmos Energy                                          20,800             530
   Centerpoint Energy                                    65,900             940
   CMS Energy                                            47,500             643
   Consolidated Edison (D)                               26,300           1,044
   Constellation Energy Group (D)                         9,700             856
   Dominion Resources                                    34,894           1,425
   DPL                                                    6,000             154
   DTE Energy                                            31,800           1,237
   Duke Energy                                           71,800           1,282
   Dynegy, Cl A*                                        229,829           1,813
   Edison International (D)                              76,700           3,760
   Energen (D)                                            6,500             405
   Energy East                                           23,100             557
   Entergy                                                8,800             960
   Equitable Resources                                    9,300             548
   Exelon                                                 4,274             347
   FirstEnergy (D)                                       21,865           1,500
   FPL Group                                             20,600           1,292
   Mirant*                                                2,000              73
   National Fuel Gas                                      3,000             142
   Northeast Utilities                                   11,300             277
   NRG Energy (D)*                                       25,200             983
   Oneok                                                 13,700             611
   Pepco Holdings                                         5,400             134
   PG&E (D)                                              36,337           1,338
   PPL                                                   33,462           1,537
   Progress Energy (D)                                   13,800             576
   Public Service Enterprise Group (D)                   75,402           3,030
   Questar                                                5,200             294
   Reliant Energy*                                      220,568           5,216
   Sempra Energy                                          6,404             341
   Sierra Pacific Resources                              76,600             968
   Southern                                               1,727              62
   Southern Union                                        15,005             349
   UGI                                                   30,000             748
   Xcel Energy                                              471               9
                                                                  --------------
                                                                         39,807
                                                                  --------------
Total Common Stock
   (Cost $1,435,617) ($ Thousands)                                    1,400,321
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 3.7%

MORTGAGE RELATED SECURITIES -- 1.6%
   ABSC NIM Trust, Ser 2005-HE6,
      Cl A1 (E)
         5.050%, 08/27/35                         $          29   $           5
   Ace Securities, Ser 2003-OP1,
      Cl M1 (C)
         3.299%, 04/26/08                                   500             374
   Ace Securities, Ser 2005-HE7,
      Cl A2D (C)
         3.465%, 04/25/08                                   800             648
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1 (C)
         3.299%, 04/25/08                                    38              30
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (C)
         3.949%, 04/25/08                                   421             368
   Argent Securities, Ser 2003-W5,
      Cl M1 (C)
         3.299%, 04/25/08                                   250             208
   Argent Securities, Ser 2003-W9,
      Cl M1 (C)
         3.289%, 04/26/08                                   343             268
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2 (B)
         4.300%, 06/25/35                                   376             372
   Asset-Backed Securities Home Equity
      Loan Trust, Ser 2003-HE5,
      Cl M1 (C)
        3.871%, 04/15/08                                    547             464
   Bear Stearns Asset-Backed
      Securities, Ser 2005-HE11,
      Cl A1 (E)
         5.500%, 11/25/35                                   116              --
   Bear Stearns Asset-Backed
      Securities, Ser 2006-HE7,
      Cl 2A2 (C)
         3.295%, 04/25/08                                 1,300           1,059
   Bear Stearns Asset-Backed
      Securities, Ser 2007-HE4,
      Cl 1A1 (C)
         3.255%, 04/30/08                                 2,301           2,177
   Countrywide Asset-Backed
      Certificates, Ser 2006-S1,
      Cl A2
         5.549%, 08/25/21                                 1,351           1,318
   Home Equity Asset Trust NIM,
      Ser 2006-1N, Cl 1A (E)
         6.500%, 05/27/36                                    68               2


--------------------------------------------------------------------------------
92                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Home Equity Asset Trust,
      Ser 2003-4, Cl M2 (C)
         4.999%, 04/25/08                         $         310   $         240
   Home Equity Asset Trust,
      Ser 2006-5, Cl 2A3 (C)
         3.285%, 04/26/08                                   250             214
   Home Equity Mortgage Trust,
      Ser 2006-5, Cl A1 (B)
         5.500%, 01/25/37                                 2,215           1,315
   Irwin Home Equity, Ser 2007-1,
      Cl 2A1 (C) (E)
         3.285%, 04/17/08                                 4,158           3,535
   Morgan Stanley Capital I,
      Ser 2003-NC10, Cl M1 (C)
         3.619%, 04/27/08                                   583             458
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-NC1, Cl M2 (C)
         6.210%, 04/27/08                                   103              73
   New Century Home Equity Loan
      Trust, Ser 2003-B, Cl M1 (C)
         3.249%, 04/27/08                                   566             418
   New Century Home Equity Loan
      Trust, Ser 2005-A, Cl A2 (B)
         4.461%, 04/25/08                                   365             361
   Novastar Home Equity Loan,
      Ser 2007-1, Cl A2A1 (C)
         2.699%, 04/30/08                                 3,164           3,004
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1 (C)
         3.249%, 04/23/08                                   164             132
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (C) (E)
         5.099%, 04/27/08                                   190               8
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1 (C)
         2.719%, 04/26/08                                 2,617           2,342
   Residential Asset Securities,
      Ser 2005-KS12, Cl A3 (C)
         3.455%, 04/25/08                                   800             729
   SB Finance NIM Trust,
      Ser 2006-KS4N, Cl N1 (E)
         7.500%, 06/25/36                                    72              31
   Terwin Mortgage Trust,
      Ser 2006-2HGS, Cl A1 (C) (E)
         4.500%, 03/25/37                                 1,628             786
   Terwin Mortgage Trust,
      Ser 2006-4SL, Cl A1 (C) (E)
         4.500%, 05/25/37                                 1,676           1,613
   Terwin Mortgage Trust, Ser 2006-6,
      Cl A1 (C)
         4.500%, 07/25/37                                   823             499

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Terwin Mortgage Trust,
      Ser 2006-HF1, Cl A1A (C) (E)
         4.500%, 02/25/37                         $          22   $          22
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8A (C) (E)
         6.135%, 04/28/08                                   201              70
                                                                  --------------
                                                                         23,143
                                                                  --------------

OTHER ASSET-BACKED SECURITIES -- 2.1%
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2 (C)
         5.349%, 04/12/08                                   170              18
   Carrington Mortgage Loan Trust,
      Ser 2007-FRE1, Cl A1 (C)
         2.719%, 04/25/08                                 1,893           1,784
   Chase Funding Mortgage Loan,
      Ser 2003-6, Cl 1A3
         3.340%, 05/25/26                                   143             142
   Countrywide Asset-Backed
      Certificates, Ser 2003-5,
      Cl MV2 (C)
         4.735%, 04/25/08                                   262             204
   Countrywide Asset-Backed
      Certificates, Ser 2005-7,
      Cl MV8 (C)
         4.585%, 04/27/08                                   250             129
   Credit-Based Asset Servicing,
      Ser 2005-CB2, Cl M1 (C)
         3.575%, 04/25/08                                   102              83
   Credit-Based Asset Servicing,
      Ser 2007-CB4, Cl A1A (C)
         2.689%, 04/27/08                                 2,002           1,805
   Credit-Based Asset Servicing,
      Ser 2007-CB4, Cl A2A (B)
         5.844%, 04/01/08                                 2,174           2,144
   FBR Securitization Trust,
      Ser 2005-2, Cl M10 (C)
         5.385%, 04/28/08                                   100               7
   First Franklin Mortgage Loan Asset,
      Ser 2006-FF11, Cl M1 (C)
         3.385%, 04/06/08                                 3,500           1,422
   First Franklin Mortgage Loan Asset,
      Ser 2006-FF14, Cl A2 (C)
         2.659%, 04/25/08                                 2,358           2,229
   GSAMP Trust, Ser 2007-HE2,
      Cl A2A (C)
         3.255%, 04/20/08                                 2,278           2,117
   Lehman XS Trust, Ser 2005-5N,
      Cl M3 (C)
         4.135%, 04/25/08                                   600             255
   Lehman XS Trust, Ser 2005-5N,
      Cl M4 (C)
         4.349%, 04/30/08                                   725             145


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   93

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman XS Trust, Ser 2005-7N,
      Cl M51 (C)
         4.385%, 04/30/08                         $         150   $          45
   Lehman XS Trust, Ser 2005-7N,
      Cl M7I (C)
         4.885%, 04/27/08                                   325              65
   Lehman XS Trust, Ser 2005-9N,
      Cl M4 (C)
         4.535%, 04/30/08                                   225              96
   Lehman XS Trust, Ser 2005-9N,
      Cl M6 (C)
         4.885%, 04/30/08                                   415             104
   Lehman XS Trust, Ser 2006-12N,
      Cl M4 (C)
         3.685%, 04/25/08                                   270             116
   Lehman XS Trust, Ser 2006-12N,
      Cl M5 (C)
         3.735%, 04/25/08                                   150              52
   Lehman XS Trust, Ser 2006-2N,
      Cl M5 (C)
         4.285%, 04/27/08                                   240              90
   Long Beach Mortgage Loan Trust,
      Ser 2005-WL2, Cl M1 (C)
         3.605%, 04/25/08                                   700             559
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3 (C)
         2.929%, 04/27/08                                   560             434
   Merrill Lynch Mortgage Investors,
      Ser 2005-FF6, Cl N1 (E)
         4.500%, 05/25/36                                    43              --
   Merrill Lynch Mortgage Investors,
      Ser 2007-HE2, Cl A2A (C)
         2.719%, 04/30/08                                 2,522           2,322
   Merrill Lynch Mortgage Investors,
      Ser 2007-SL1, Cl A1 (C)
         2.899%, 04/11/08                                 2,196           1,834
   Morgan Stanley ABS Capital I,
      Ser 2005-HE6, Cl A2C (C)
         2.919%, 04/25/08                                 1,600           1,485
   Ownit Mortgage Loan Asset-Backed
      Securities Trust, Ser 2006-1,
      Cl AF1 (B)
         5.424%, 12/25/36                                   873             861
   RAAC, Ser 2007-SP1, Cl A1 (C)
         2.749%, 04/10/08                                 2,604           2,524
   Residential Asset Mortgage Products,
      Ser 2003-RS10, Cl AI5 (C)
         4.910%, 01/25/31                                    52              51
   Residential Asset Mortgage Products,
      Ser 2006-RZ4, Cl M9 (C)
         5.635%, 04/25/08                                   115              12

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B (C) (E)
         2.749%, 04/25/08                         $       1,000   $         873
   SLM Student Loan Trust, Ser 2006-C,
      Cl C (C)
         5.381%, 06/15/08                                 1,000             641
   Saco I Trust, Ser 2005-10, Cl 2A1 (C)
         3.395%, 04/30/08                                 2,724           2,425
   Securitized Asset Backed
      Receivables Trust LLC,
      Ser 2005-HE1, Cl A3C (C)
         2.929%, 04/25/08                                   400             371
   Structured Asset Investment Loan,
      Ser 2003-BC4, Cl M2 (C)
         5.599%, 04/25/08                                   192             145
   Structured Asset Investment Loan,
      Ser 2005-4, Cl M11 (C)
         5.635%, 04/25/08                                   250              75
   Structured Asset Securities,
      Ser 2007-BC1, Cl A4 (C)
         2.729%, 04/25/08                                 1,400           1,086
   Wachovia Student Loan Trust,
      Ser 2006-1, Cl B (C) (E)
         3.571%, 06/29/08                                 3,200           2,625
                                                                  --------------
                                                                         31,375
                                                                  --------------
Total Asset-Backed Securities
   (Cost $67,455) ($ Thousands)                                          54,518
                                                                  --------------
MORTGAGE-BACKED SECURITIES -- 5.7%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 0.4%
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO
         5.000%, 08/01/35                                 6,158           1,338
   FHLMC CMO STRIPS, Ser 233,
      Cl 12, IO
         5.000%, 09/15/35                                 1,022             210
   FNMA ARM
         5.507%, 05/01/36                                   894             911
   FNMA CMO STRIPS, Ser 359,
      Cl 6, IO
         5.000%, 11/01/35                                   377              79
   FNMA CMO STRIPS, Ser 360,
      Cl 2, IO
         5.000%, 08/01/35                                16,128           3,504
   GNMA ARM
         5.625%, 08/20/34                                   384             386
                                                                  --------------
                                                                          6,428
                                                                  --------------


--------------------------------------------------------------------------------
94                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.3%
   American Home Mortgage Assets,
      Ser 2006-3, Cl M5 (C)
         3.755%, 04/25/08                         $         250   $          80
   American Home Mortgage
      Investment Trust, Ser 2005-1,
      Cl 6A (C)
         5.294%, 04/25/08                                 3,851           2,988
   American Home Mortgage
      Investment Trust, Ser 2005-4,
      Cl 5A (C)
         5.350%, 04/25/08                                 2,051           1,742
   American Home Mortgage
      Investment Trust, Ser 2006-1,
      Cl 2A3 (C)
         5.100%, 04/25/08                                 1,219           1,024
   Banc of America Commercial
      Mortgage, Ser 2005-6, Cl AM (C)
         5.182%, 09/10/47                                 1,619           1,545
   Banc of America Commercial
      Mortgage, Ser 2006-3, Cl A4 (C)
         5.889%, 07/10/44                                 1,854           1,880
   Banc of America Commercial
      Mortgage, Ser 2007-3, Cl A4 (C)
         5.838%, 06/10/49                                 5,050           4,985
   Bank of America Commercial
      Mortgage, Ser 2005-5, Cl AM (C)
         5.176%, 10/10/45                                 1,762           1,682
   Bank of America Commercial
      Mortgage, Ser 2006-2, Cl A4 (C)
         5.740%, 04/01/08                                 1,911           1,931
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1 (C)
         6.742%, 04/01/08                                   299             275
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3 (C)
         4.285%, 04/27/08                                   235              87
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3 (C)
         5.135%, 04/27/08                                   375              56
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl M3 (C)
         3.565%, 04/30/08                                   500             189
   Countrywide Alternative Loan Trust,
      Ser 2006-OA16, Cl M5 (C)
         3.685%, 04/25/08                                   225              23
   Countrywide Home Loans,
      Ser 2004-22, Cl A1 (C)
         5.094%, 04/01/08                                   394             372
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M4 (C)
         3.955%, 04/27/08                                   285             114

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M5 (C)
         4.005%, 04/27/08                         $         195   $          68
   Countrywide Home Loans,
      Ser 2006-OA5, Cl 1M4 (C)
         4.185%, 04/27/08                                   275              28
   Countrywide Home Loans,
      Ser 2007-HYB1, Cl 1A1 (C)
         5.564%, 04/01/08                                 1,636           1,544
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C3,
      Cl A3 (C)
         6.021%, 06/15/38                                 2,381           2,416
   DSLA Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1 (C)
         3.159%, 04/19/08                                   268             248
   First Horizon Alternative Mortgage
      Trust, Ser 2006-AA6, Cl 2A1 (C)
         5.634%, 04/01/08                                 3,155           2,393
   First Horizon Mortgage Pass-
      Through, Ser 2006-AR3,
      Cl 1A1 (C)
         5.672%, 04/01/08                                   672             641
   GS Mortgage Securities,
      Ser 2006-GG6, Cl AM (C)
         5.622%, 04/10/38                                 3,800           3,527
   Greenwich Capital Commercial
      Funding, Ser 2006-GG7,
      Cl AM (C)
         5.911%, 04/01/08                                 2,100           1,985
   Impac CMB Trust, Ser 2004-10,
      Cl 4M1 (C)
         3.735%, 04/25/08                                   276             191
   Impac Secured Assets CMO Owners
      Trust, Ser 2007-1, Cl A1 (C)
         3.195%, 04/25/08                                 5,130           4,411
   Impac Secured Assets CMO Owners
      Trust, Ser 2007-2, Cl 1A1A (C)
         2.709%, 04/29/08                                 3,112           2,714
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR12, Cl M2 (C)
         3.685%, 04/25/08                                   235             199
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M6 (C)
         4.885%, 04/25/08                                   240              72
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR4, Cl M4 (C)
         3.835%, 04/25/08                                   165              58
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-LDP9, Cl A3
         5.336%, 05/15/47                                 1,155           1,120
   JPMorgan Chase Commercial
      Mortgage, Ser 2007-C1, Cl A4
         5.716%, 11/15/17                                 7,000           6,858


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   95

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Chase Commercial
      Mortgage, Ser 2007-CB18, Cl A4
         5.440%, 04/01/08                         $       5,050   $       4,904
   Merrill Lynch Mortgage Investors,
      Ser 2005-A4, Cl 1A (C)
         5.765%, 04/01/08                                   437             428
   Merrill Lynch Mortgage Investors,
      Ser 2006-1, Cl 1A (C)
         5.300%, 04/01/08                                 1,588           1,536
   Merrill Lynch Mortgage Trust,
      Ser 2005-CKI1, Cl A6 (C)
         5.417%, 11/12/37                                 2,316           2,314
   Merrill Lynch/Countrywide
      Commercial Mortgage,
      Ser 2006-4, Cl A3 (C)
         5.172%, 12/12/49                                 5,667           5,454
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-14AR, Cl 6A1 (C)
         6.487%, 11/25/37                                 1,816           1,271
   Nomura Asset Acceptance,
      Ser 2007-1, Cl 1A1A (B)
         5.995%, 04/09/08                                 2,021           1,950
   Residential Accredit Loans,
      Ser 2006-Q01, Cl 2A3 (C)
         2.999%, 04/27/08                                   315             156
   Residential Accredit Loans,
      Ser 2006-Q06, Cl M5 (C)
         3.635%, 04/29/08                                   350              49
   Residential Accredit Loans,
      Ser 2006-Q03, Cl M4 (C)
         3.855%, 04/25/08                                   250              32
   Residential Accredit Loans,
      Ser 2006-Q03, Cl M5 (C)
         3.915%, 04/25/08                                   250              23
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1 (C)
         5.247%, 04/25/08                                 1,220           1,232
   Structured Adjustable Rate Mortgage
      Loan, Ser 2005-16XS, Cl M2 (C)
         3.499%, 04/25/08                                   505             167
   Structured Adjustable Rate Mortgage
      Loan, Ser 2007-9, Cl 2A1 (C)
         5.996%, 04/01/08                                 1,886           1,741
   Structured Asset Mortgage
      Investments, Ser 2006-AR1,
      Cl B4 (C)
         4.085%, 04/27/08                                   191              50
   Structured Asset Mortgage
      Investments, Ser 2006-AR1,
      Cl B5 (C)
         4.185%, 04/27/08                                   121              22

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Structured Asset Securities,
      Ser 2006-NC1, Cl A4 (C)
         2.749%, 04/25/08                         $         300   $         251
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY2, Cl 1A1 (C)
         5.776%, 04/25/37                                 1,073             768
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY4, Cl 1A1 (C)
         5.551%, 04/01/08                                 4,363           4,115
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY6, Cl 1A1 (C)
         5.707%, 06/25/37                                 3,558           3,362
                                                                  --------------
                                                                         77,271
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $93,668) ($ Thousands)                                          83,699
                                                                  --------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED OBLIGATIONS -- 5.4%
   FHLMC TBA
         6.000%, 04/01/16                                 2,000           2,057
   FNMA TBA
         6.500%, 04/30/37                                 6,000           6,214
         6.000%, 04/30/20                                37,000          38,075
         5.500%, 04/30/22-05/01/32                       32,000          32,733
                                                                  --------------
Total U.S. Government Agency
   Mortgage-Backed Obligations
   (Cost $78,390) ($ Thousands)                                          79,079
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (F) -- 1.0%
   FHLMC
         2.215%, 06/27/08                                 1,700           1,691
         2.094%, 07/11/08                                   300             298
   FNMA (F)
         4.392%, 04/16/08                                 1,025           1,024
         4.281%, 05/09/08                                 1,021           1,019
         2.950%, 05/07/08                                 8,379           8,364
         2.409%, 06/27/08                                 1,100           1,095
         2.360%, 06/23/08                                 1,500           1,493
         2.100%, 09/24/08                                   150             149
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $15,107) ($ Thousands)                                          15,133
                                                                  --------------


--------------------------------------------------------------------------------
96                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                       ($ Thousands)/Shares/Contracts   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 0.1%

FINANCIALS -- 0.1%
   Discover Financial Services (E)
       6.450%, 06/12/17                            $         115   $         99
   Shinsei Finance Cayman (C) (E)
       6.418%, 01/29/49                                      400            265
   Washington Mutual Preferred
     Funding (C) (E)
       6.534%, 03/29/49                                      400            211
                                                                   -------------
Total Corporate Obligations
   (Cost $914) ($ Thousands)                                                575
                                                                   -------------
CASH EQUIVALENT**++ -- 7.9%
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A,
     3.190%                                          116,068,075        116,068
                                                                   -------------
Total Cash Equivalent
   (Cost $116,068) ($ Thousands)                                        116,068
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 0.5%
   U.S. Treasury Bills (A) (F)
       3.055%, 06/05/08                                      820            818
       2.167%, 05/22/08                                    3,609          3,603
   U.S. Treasury Bond TIPS
       2.375%, 04/15/11                                    2,822          3,031
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $7,228) ($ Thousands)                                            7,452
                                                                   -------------
PURCHASED OPTIONS -- 0.0%
   June 2008 U.S. Ten Year Treasury Call,
     Expires 06/16/08
     Strike Price: $95.00*                                    43            294
                                                                   -------------
Total Purchased Options
   (Cost $18) ($ Thousands)                                                 294
                                                                   -------------
Total Investments -- 119.9%
   (Cost $1,814,465) ($ Thousands)                                 $  1,757,139
                                                                   =============
COMMON STOCK SOLD SHORT -- (14.8)%

CONSUMER DISCRETIONARY -- (3.3)%
   Advance Auto Parts                                     (8,095)          (276)
   Amazon.com*                                           (12,000)          (856)
   Apollo Group, Cl A*                                   (24,545)        (1,060)
   Career Education*                                     (14,218)          (181)
   Centex                                                (85,353)        (2,066)
   Central European Media
     Entertainment, Cl A*                                (39,310)        (3,350)
   Circuit City Stores                                  (216,916)          (863)
   Clear Channel Outdoor Holdings,
     Cl A*                                                (5,400)          (103)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Coldwater Creek*                                      (56,558)  $       (286)
   CTC Media*                                            (36,877)        (1,023)
   Dick's Sporting Goods*                                (38,500)        (1,031)
   Dish Network, Cl A*                                   (28,400)          (816)
   DR Horton                                            (129,819)        (2,045)
   Dreamworks Animation SKG, Cl A*                       (87,142)        (2,246)
   E.W. Scripps, Cl A                                     (2,410)          (101)
   Eastman Kodak                                         (16,000)          (283)
   Fortune Brands                                         (6,025)          (419)
   Gentex                                               (115,742)        (1,985)
   Getty Images*                                         (23,226)          (743)
   Harte-Hanks                                           (18,708)          (256)
   Hearst-Argyle Television                               (6,163)          (127)
   International Game Technology                          (1,900)           (76)
   International Speedway, Cl A                          (17,256)          (711)
   Interpublic Group                                    (197,700)        (1,663)
   J.C. Penney                                           (10,266)          (387)
   Lamar Advertising, Cl A*                              (35,000)        (1,257)
   Las Vegas Sands*                                      (38,100)        (2,806)
   Lennar, Cl A                                         (133,245)        (2,506)
   Liberty Media Interactive, Cl A*                       (8,600)          (139)
   Marriott International, Class A                        (2,900)          (100)
   MDC Holdings                                          (34,643)        (1,517)
   MGM Mirage                                            (51,100)        (3,003)
   News, Cl A                                            (26,500)          (497)
   O'Reilly Automotive*                                  (43,100)        (1,229)
   Orient Express Hotels, Cl A                           (18,200)          (785)
   Petsmart                                              (11,601)          (237)
   Priceline.com*                                         (8,100)          (979)
   Pulte Homes                                          (182,445)        (2,655)
   Quiksilver*                                           (97,200)          (954)
   R.H. Donnelley                                        (22,133)          (112)
   Ryland Group                                          (50,202)        (1,651)
   Saks                                                  (62,700)          (782)
   Sally Beauty Holdings                                 (94,000)          (649)
   Scientific Games, Cl A*                               (66,700)        (1,408)
   Tiffany                                               (31,615)        (1,323)
   Weight Watchers International                          (5,774)          (267)
                                                                   -------------
                                                                        (47,809)
                                                                   -------------
CONSUMER STAPLES -- (0.1)%
   Church & Dwight                                        (5,355)          (290)
   Hansen Natural*                                        (9,902)          (350)
   Herbalife                                              (5,584)          (265)
   Hershey Foods                                          (8,862)          (334)
   JM Smucker                                             (4,174)          (211)
   WM Wrigley Jr.                                         (1,727)          (109)
                                                                   -------------
                                                                         (1,559)
                                                                   -------------
ENERGY -- (1.8)%
   Arch Coal                                             (15,100)          (657)
   Baker Hughes                                           (2,900)          (199)
   BJ Services                                           (33,900)          (966)


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   97

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Cabot Oil And Gas, Cl A                               (34,000)  $     (1,729)
   Cameco                                                (57,300)        (1,887)
   Continental Resources*                                (28,500)          (909)
   Diamond Offshore Drilling                              (7,600)          (885)
   Enbridge                                              (46,200)        (1,902)
   Forest Oil*                                           (14,500)          (710)
   Foundation Coal Holdings                               (2,500)          (126)
   Newfield Exploration*                                  (9,122)          (482)
   Peabody Energy                                        (63,300)        (3,228)
   Quicksilver Resources*                                (34,400)        (1,257)
   Range Resources                                       (54,300)        (3,445)
   Teekay Shipping                                       (46,176)        (1,961)
   Tetra Technologies*                                   (52,600)          (833)
   TransCanada                                           (55,100)        (2,123)
   Transocean                                             (3,900)          (527)
   Unit*                                                 (36,858)        (2,088)
                                                                   -------------
                                                                        (25,914)
                                                                   -------------
FINANCIALS -- (2.1)%
   Allied World Assurance Holdings                          (746)           (30)
   AMB Property+                                          (3,400)          (185)
   Arthur J. Gallagher                                    (6,400)          (151)
   Assured Guaranty                                      (54,700)        (1,299)
   AvalonBay Communities+                                (11,400)        (1,100)
   Bancorpsouth                                           (2,600)           (60)
   Brandywine Realty Trust                               (47,062)          (798)
   Camden Property Trust+                                 (9,800)          (492)
   Capital Source                                        (76,074)          (736)
   Capitol Federal Financial                             (44,500)        (1,668)
   Commerce Bancshares                                    (2,000)           (84)
   Conseco*                                             (101,200)        (1,032)
   Equity Residential+                                    (7,000)          (290)
   Fannie Mae                                            (75,336)        (1,983)
   Federal Realty Investment Trust                        (4,900)          (382)
   Fidelity National Financial, Cl A                    (174,370)        (3,196)
   First American                                        (62,942)        (2,136)
   Forestar Real Estate Group                             (7,266)          (181)
   Freddie Mac                                           (92,334)        (2,338)
   Leucadia National                                     (65,424)        (2,958)
   Markel*                                                  (900)          (396)
   Marsh & McLennan                                       (5,900)          (144)
   Merrill Lynch                                         (17,654)          (719)
   Morgan Stanley                                        (12,105)          (553)
   MSCI*                                                  (2,973)           (89)
   Plum Creek Timber+                                    (10,500)          (427)
   PMI Group                                             (95,607)          (557)
   Progressive                                           (20,000)          (321)
   Rayonier+                                              (3,100)          (135)
   SL Green Realty+                                       (7,400)          (603)
   SLM                                                  (107,700)        (1,653)
   T. Rowe Price Group                                   (12,400)          (620)
   Unitrin                                                (7,300)          (258)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Valley National Bancorp                               (57,925)  $     (1,113)
   Ventas                                                (26,500)        (1,190)
   Washington Mutual                                     (25,148)          (259)
   White Mountains Insurance Group                          (900)          (432)
                                                                   -------------
                                                                        (30,568)
                                                                   -------------
HEALTH CARE -- (2.2)%
   Advanced Medical Optics                               (10,800)          (219)
   Allergan                                              (17,300)          (976)
   Biomarin Pharmaceutical*                              (46,400)        (1,641)
   Brookdale Senior Living                               (18,973)          (454)
   Cephalon*                                              (7,422)          (478)
   Community Health Care Systems*                        (37,400)        (1,256)
   Cooper                                                (89,339)        (3,076)
   DaVita*                                               (22,400)        (1,070)
   Henry Schein*                                         (19,900)        (1,142)
   ImClone Systems*                                      (28,500)        (1,209)
   LifePoint Hospitals*                                  (76,719)        (2,107)
   McKesson                                              (17,900)          (937)
   Millipore                                              (8,100)          (546)
   Mylan                                                (345,935)        (4,013)
   Omnicare                                              (56,706)        (1,030)
   Patterson*                                             (8,000)          (290)
   PDL BioPharma*                                        (31,983)          (339)
   Pharmaceutical Product Development                     (3,900)          (163)
   Resmed*                                               (73,400)        (3,096)
   Schering Plough                                       (31,200)          (450)
   Tenet Healthcare*                                    (373,500)        (2,114)
   Varian Medical Systems*                               (13,900)          (651)
   VCA Antech*                                           (41,100)        (1,124)
   Vertex Pharmaceuticals*                              (103,400)        (2,470)
   Waters*                                                  (351)           (20)
   WellCare Health Plans*                                (50,716)        (1,975)
                                                                   -------------
                                                                        (32,846)
                                                                   -------------
INDUSTRIALS -- (1.6)%
   Aircastle                                             (71,272)          (802)
   AMR*                                                 (116,900)        (1,054)
   BE Aerospace*                                          (5,300)          (185)
   Continental Airlines, Cl B*                           (71,200)        (1,369)
   Copa Holdings, Cl A                                   (76,905)        (2,931)
   Copart*                                               (11,794)          (457)
   Corporate Executive Board                             (18,003)          (729)
   Corrections Corporation of America*                   (10,700)          (294)
   Covanta Holding*                                      (55,600)        (1,529)
   Delta Airlines*                                      (107,100)          (921)
   DRS Technologies                                       (3,520)          (205)
   Dun & Bradstreet                                       (2,518)          (205)
   Expeditors International Washington                   (13,900)          (628)
   General Cable                                         (15,100)          (892)
   Goodrich                                                 (396)           (23)
   Graco                                                    (888)           (32)
   IHS, Cl A*                                            (22,800)        (1,466)


--------------------------------------------------------------------------------
98                   SEI Asset Allocation Trust / Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Joy Global                                            (26,600)  $     (1,733)
   KB Home                                               (42,190)        (1,043)
   Kennametal                                            (10,000)          (294)
   MSC Industrial Direct, Cl A                           (18,036)          (762)
   Oshkosh Truck                                          (8,060)          (293)
   Pall                                                  (14,900)          (523)
   Pitney Bowes                                          (45,685)        (1,600)
   Quanta Services*                                      (61,100)        (1,416)
   Republic Services                                      (4,439)          (130)
   Stericycle*                                            (1,420)           (73)
   Sunpower, Cl A*                                       (16,400)        (1,222)
   Textron                                                (2,900)          (161)
   Toro                                                   (2,827)          (117)
   URS*                                                  (11,000)          (360)
   UTI Worldwide                                         (41,000)          (823)
                                                                   -------------
                                                                        (24,272)
                                                                   -------------
INFORMATION TECHNOLOGY -- (2.4)%
   Acxiom                                                 (7,763)           (92)
   Advanced Micro Devices*                                (1,331)            (8)
   Altera                                                (20,903)          (385)
   Amphenol, Cl A                                        (34,900)        (1,300)
   Applied Materials                                     (50,600)          (987)
   Autodesk                                              (37,200)        (1,171)
   AVX                                                    (6,400)           (82)
   Ciena*                                                (29,200)          (900)
   Cypress Semiconductor*                               (137,900)        (3,256)
   Diebold                                               (24,045)          (903)
   Dst Systems*                                          (11,600)          (763)
   Electronic Arts*                                      (39,500)        (1,972)
   Equinix*                                              (21,600)        (1,436)
   F5 Networks*                                          (25,191)          (458)
   Factset Research Systems                               (1,640)           (88)
   Fair Isaac                                            (46,851)        (1,008)
   Fidelity National Information Services                (31,035)        (1,184)
   Integrated Device Technology*                            (143)            (1)
   International Rectifier*                               (2,300)           (49)
   Iron Mountain*                                        (33,800)          (894)
   Kla-Tencor                                            (24,900)          (924)
   Linear Technology                                     (82,049)        (2,518)
   Marvel Technology*                                    (20,595)          (224)
   Microchip Technology                                  (40,547)        (1,327)
   Micron Technology                                    (158,900)          (949)
   Motorola                                              (23,600)          (219)
   Novell*                                               (31,700)          (199)
   Novellus Systems                                      (44,800)          (943)
   Paychex                                               (53,679)        (1,839)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Rambus*                                               (70,500)  $     (1,643)
   Red Hat*                                              (35,010)          (644)
   Riverbed Technology*                                  (39,135)          (582)
   Salesforce.com*                                       (34,800)        (2,014)
   SanDisk*                                              (10,234)          (231)
   Tellabs*                                              (26,400)          (144)
   Trimble Navigation*                                   (44,400)        (1,269)
   VeriFone Holdings*                                    (28,508)          (453)
   VeriSign*                                              (5,200)          (173)
   Zebra Technology, Cl A*                               (53,211)        (1,773)
                                                                   -------------
                                                                        (35,005)
                                                                   -------------
MATERIALS -- (0.8)%
   Allegheny Technologies                                 (7,800)          (557)
   Bemis                                                 (84,212)        (2,142)
   Cleveland-Cliffs                                         (553)           (66)
   Eagle Materials                                       (40,616)        (1,444)
   Ivanhoe Mines*                                       (155,100)        (1,601)
   Louisiana-Pacific                                    (231,000)        (2,121)
   Potash of Saskatchewan                                 (8,800)        (1,366)
   Sealed Air                                             (3,000)           (76)
   Silver Standard Resources*                            (31,800)          (964)
   Titanium Metals                                       (19,000)          (286)
   Weyerhaeuser                                          (14,700)          (956)
                                                                   -------------
                                                                        (11,579)
                                                                   -------------
TELECOMMUNICATION SERVICES -- (0.3)%
   Citizens Communications                               (45,098)          (473)
   MetroPCS Communications*                              (42,400)          (721)
   NeuStar, Cl A*                                         (4,700)          (124)
   NII Holdings, Cl B*                                   (35,900)        (1,141)
   Sprint Nextel                                         (18,656)          (125)
   Windstream                                           (176,141)        (2,105)
                                                                   -------------
                                                                         (4,689)
                                                                   -------------
UTILITIES -- (0.2)%
   Allegheny Energy                                       (4,000)          (202)
   Entergy                                                (1,503)          (164)
   Equitable Resources                                   (19,300)        (1,137)
   Mirant*                                                (9,700)          (353)
   PPL                                                    (9,653)          (443)
   Wisconsin Energy                                      (16,100)          (707)
                                                                   -------------
                                                                         (3,006)
                                                                   -------------
Total Common Stock Sold Short
   (Proceeds $(241,393)) ($ Thousands)                                 (217,247)
                                                                   -------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                   99

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                        NUMBER OF                  APPRECIATION
TYPE OF                                 CONTRACTS   EXPIRATION   (DEPRECIATION)
CONTRACT                             LONG (SHORT)         DATE    ($ THOUSANDS)
--------------------------------------------------------------------------------

90-Day Euro$                                   55     Mar-2009   $           21
90-Day Euro$                                  (20)    Mar-2010              (92)
90-Day Euro$                                  (18)    Mar-2011              (53)
90-Day Euro$                                   (9)    Mar-2012              (15)
90-Day Euro$                                   75     Jun-2008              497
90-Day Euro$                                  116     Jun-2009              402
90-Day Euro$                                 (119)    Jun-2010             (516)
90-Day Euro$                                   (5)    Jun-2011               (8)
90-Day Euro$                                   (4)    Jun-2012               (4)
90-Day Euro$                                   55     Sep-2008              185
90-Day Euro$                                  110     Sep-2009              305
90-Day Euro$                                   (3)    Sep-2011               (4)
90-Day Euro$                                   (4)    Sep-2012               (4)
90-Day Euro$                                   (6)    Dec-2008              (14)
90-Day Euro$                                    4     Dec-2009               (2)
90-Day Euro$                                   (9)    Dec-2011              (16)
10-Year Swap                                 (179)    Jun-2008             (713)
S&P 500 Composite Index                        66     Jun-2008            4,893
U.S. 2-Year Note                              241     Jun-2008              315
U.S. 5-Year Note                              155     Jun-2008              306
U.S. 10-Year Note                            (197)    Jun-2008             (754)
U.S. Long Treasury Bond                       (24)    Jun-2008              (89)
                                                                 --------------
                                                                 $        4,640
                                                                 ==============

A summary of outstanding swap agreements held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------------------------
                                         TOTAL RETURN SWAPS
--------------------------------------------------------------------------------------------------
                                                                                   NET UNREALIZED
                                                                        NOTIONAL     APPRECIATION
                                                     EXPIRATION           AMOUNT   (DEPRECIATION)
DESCRIPTION                                                DATE    ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Fund receives payment on monthly reset
   spread from Bank of America--CMBS AAA
   10 YR Index minus 145 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment
   period. (Counterparty: JPMorgan Chase)             04/01/08    $        5,000   $          114

Fund receives payment on monthly reset
   spread from Bank of America--CMBS AAA
   10 YR Index minus 65 basis points times the
   notional amount. Fund receives payment if the
   return on the spread appreciates over the
   payment period and pays if the return on the
   spread depreciates over the payment period.
   (Counterparty: Wachovia)                           08/01/08            15,000              341

Fund receives payment on monthly reset
   spread from Bank of America--CMBS AAA
   10 YR Index minus 35 basis points times
   the notional amount. Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment period.
   (Counterparty: Bank of America)                    08/01/08            20,000              456

Fund receives payment on monthly reset
   spread from Bank of America--CMBS AAA
   10 YR Index plus zero basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment period.
   (Counterparty: Bank of America)                    10/01/08             5,000               --

Fund receives payment on monthly reset
   spread from Bank of America--CMBS AAA
   10 YR Index plus 50 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment period.
   (Counterparty: Bank of America)                    06/01/08             4,000               91

Fund receives payment on monthly reset
   spread from Bank of America--CMBS IG
   10 YR Index plus 35 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment period.
   (Counterparty: Bank of America)                    05/01/08            12,000              167

--------------------------------------------------------------------------------------------------
                                                                                   NET UNREALIZED
                                                                        NOTIONAL     APPRECIATION
                                                     EXPIRATION           AMOUNT   (DEPRECIATION)
DESCRIPTION                                                DATE    ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Fund receives payment on monthly reset
   spread from Bank of America--CMBS AAA
   10 YR Index plus 40 basis points times the
   notional amount. Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment period.
   (Counterparty: Bank of America)                    04/30/08       $    18,000   $          410

Fund pays 3-Month LIBOR less 11 basis points
   and receives spread on the S&P 500 Total
   Return Index times the notional amount.
   Fund receives payment if the return on the
   spread appreciates over the payment period
   and pays if the return on the spread
   depreciates over the payment period.
   (Counterparty: Merrill Lynch)                      12/25/08        24,465,980             (138)
                                                                                   --------------
                                                                                   $        1,441
                                                                                   ==============

--------------------------------------------------------------------------------------------------
                                       CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------------------------
                                                                                   NET UNREALIZED
                                                                        NOTIONAL     APPRECIATION
                                                     EXPIRATION           AMOUNT   (DEPRECIATION)
DESCRIPTION                                                DATE    ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Fund pays monthly payment of 0.052%
   (0.624% per annum) times the notional amount
   of the CMBX NA-A 3 Index. Upon a defined
   credit event, Fund receives the notional amount
   and delivers the defined deliverable
   obligation. (Counterparty: Goldman Sachs)          12/25/49    $        1,000   $          164

Fund pays quarterly payment of 0.2375%
   (0.95% per annum) times notional amount
   of Lowe's Inc., 8.25%, 06/01/2010. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        03/20/13             1,000                3

Fund pays quarterly payment of 0.1475%
   (0.59% per annum) times notional amount
   of Safeway Inc., 5.80%, 08/15/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        03/20/13             1,250                2

Fund pays quarterly payment of 0.068%
   (0.272% per annum) times notional amount
   of Southwest Airlines Co., 6.50%, 03/01/2012.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)          12/20/11               750               59

Fund pays quarterly payment of 0.113%
   (0.452% per annum) times notional amount
   of Lubrizol Corp., 7.25%, 06/15/2035. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)          12/20/11               750               11

Fund pays quarterly payment of 0.173%
   (0.692% per annum) times notional amount
   of Donnelley (R.R.) & Sons, 4.95%, 04/01/2014.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)          12/20/11               750               27

Fund pays quarterly payment of 0.05%
   (0.20% per annum) times notional amount
   of PPG Industries Inc., 7.05%, 08/15/2009.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)         12/20/11               750               15

Fund pays quarterly payment of 0.113%
   (0.452% per annum) times notional amount
   of Lubrizol Corp., 7.25%, 06/15/2025. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)          12/20/11               750               11

Fund pays quarterly payment of 0.11%
   (0.44% per annum) times notional amount
   of Autozone Inc., 5.875%, 10/15/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        12/20/11               750               14

Fund pays quarterly payment of 0.119%
   (0.476% per annum) times notional amount
   of MeadWestavaco Corp., 6.85%, 04/01/2012.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        12/20/11               750               28

Fund pays quarterly payment of 0.115%
   (0.46% per annum) times notional amount
   of Autozone Inc., 5.875%, 10/15/2012. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)         12/20/11               750               13


--------------------------------------------------------------------------------
100                  SEI Asset Allocation Trust / Annual Report / March 31, 2008

--------------------------------------------------------------------------------------------------
                                                                                   NET UNREALIZED
                                                                        NOTIONAL     APPRECIATION
                                                     EXPIRATION           AMOUNT   (DEPRECIATION)
DESCRIPTION                                                DATE    ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.295%
   (1.18% per annum) times notional amount
   of Gap Inc., 8.80%, 12/15/2008. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)         12/20/11    $          750   $           18

Fund pays quarterly payment of 0.138%
   (0.552% per annum) times notional amount
   of Black & Decker Corp., 7.125%, 06/01/2011.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        12/20/11               750               20

Fund pays quarterly payment of 0.048%
   (0.192% per annum) times notional amount
   of TJX Companies Inc., 7.45%, 12/15/2009.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        12/20/11               750               10

Fund pays quarterly payment of 0.055%
   (0.22% per annum) times notional amount
   of Nucor Corp., 4.875%, 10/01/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        12/20/11               750               15

Fund pays quarterly payment of 0.033%
   (0.132% per annum) times notional amount
   of Lowes Companies Inc., 8.25%, 06/01/2010.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)          12/20/11               750               18

Fund pays quarterly payment of 0.295%
   (1.18% per annum) times notional amount
   of Gap Inc., 8.80%, 12/15/2008. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        12/20/11               750               16

Fund pays quarterly payment of 0.193%
   (0.772% per annum) times notional amount
   of Jones Apparel Group, 5.125%, 11/15/2014.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)         12/20/11               750               62

Fund pays quarterly payment of 0.035%
   (0.14% per annum) times notional amount
   of Pitney Bowes Inc., 4.625%, 10/01/2012.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        12/20/11             1,500               24

Fund pays quarterly payment of 0.111%
   (0.444% per annum) times notional amount
   of Darden Restaurants Inc, 7.125%, 02/01/2016.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        12/20/11               750               29

Fund pays quarterly payment of 0.119%
   (0.476% per annum) times notional amount
   of The Limited Inc., 6.125%, 12/01/2012.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        12/20/11               750               72

Fund pays quarterly payment of 0.138%
   (0.552% per annum) times notional amount
   of Black & Decker Corp., 7.125%, 06/01/2011.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)         12/20/11               750               34

Fund pays quarterly payment of 0.225%
   (0.90% per annum) times notional amount
   of MDC Holdings Inc., 5.50%, 05/15/2013.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)          12/20/11               750               21

Fund pays quarterly payment of 0.098%
   (0.392% per annum) times notional amount
   of Hasbro Inc., 2.75%, 12/01/2021. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)          12/2011               750               21

Fund pays quarterly payment of 0.085%
   (0.340% per annum) times notional amount
   of Whirlpool Corp., 7.75%, 07/15/2016. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)         12/20/11               750               28

Fund pays quarterly payment of 0.113%
   (0.452% per annum) times notional amount
   of Weyerhaeuser Co., 6.75%, 03/15/2012. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        12/20/11               350               14

--------------------------------------------------------------------------------------------------
                                                                                   NET UNREALIZED
                                                                        NOTIONAL     APPRECIATION
                                                     EXPIRATION           AMOUNT   (DEPRECIATION)
DESCRIPTION                                                DATE    ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.055%
   (0.22% per annum) times notional amount
   of Nucor Corp., 4.875%, 10/01/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)         12/20/11    $          750   $            7

Fund pays quarterly payment of 0.068%
   (0.272% per annum) times notional amount
   of Southwest Airlines Co., 6.50%, 03/01/2012.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)         12/20/11               750               59

Fund pays quarterly payment of 0.098%
   (0.392% per annum) times notional amount
   of Radian Group Inc., 7.75%, 06/01/2011.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)         12/20/13               750              215

Fund pays quarterly payment of 0.093%
   (0.372% per annum) times notional amount of
   Johnson Controls Inc., 7.125%, 07/15/2017.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        12/20/13               750               23

Fund pays quarterly payment of 0.088%
   (0.352% per annum) times notional amount
   of MGIC Investment Corp., 6.00%, 03/15/2007.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        12/20/13               750              154

Fund pays quarterly payment of 0.088%
   (0.352% per annum) times notional amount
   of PMI Group Inc., 6.00%, 09/15/2016. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)         12/20/13               750              166

Fund pays quarterly payment of 0.098%
   (0.392% per annum) times notional amount
   of Johnson Controls Inc., 7.125%, 07/15/2017.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        12/20/13               750               10

Fund pays quarterly payment of 0.088%
   (0.352% per annum) times notional amount
   of Alcan Inc., 4.875%, 09/15/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        12/20/13               750               11

Fund pays quarterly payment of 0.098%
   (0.392% per annum) times notional amount of
   Radian Group Inc., 7.75%, 06/01/2011. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)         12/2013               750              237

Fund pays quarterly payment of 0.088%
   (0.352% per annum) times notional amount
   of PMI Group Inc., 6.00%, 09/15/2016. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        12/20/13               750              165

Fund pays quarterly payment of 0.088%
   (0.352% per annum) times notional amount
   of MGIC Investment Corp., 6.00%, 03/15/2007.
   Upon a defined credit event, Fund will receive
   he notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)         12/20/13               750              143

Fund pays quarterly payment of 0.07%
   (0.28% per annum) times notional amount
   of Nordstrom Inc., 6.95%, 03/15/2028. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)         12/20/13               750               19

Fund pays quarterly payment of 0.063%
   (0.252% per annum) times notional amount of
   Dow Chemical Inc., 6.00%, 10/01/2012. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)          12/20/13               750               24

Fund pays quarterly payment of 0.183%
   (0.732% per annum) times notional amount
   of Masco Corp., 5.875%, 07/15/2012. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        12/20/13               750               52

Fund pays quarterly payment of 0.065%
   (0.26% per annum) times notional amount
   of Dow Chemical Inc., 6.00%, 10/01/2012.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)         12/20/13               750               13


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                  101

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)

March 31, 2008

--------------------------------------------------------------------------------------------------
                                                                                   NET UNREALIZED
                                                                        NOTIONAL     APPRECIATION
                                                     EXPIRATION           AMOUNT   (DEPRECIATION)
DESCRIPTION                                                DATE    ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.07%
   (0.28% per annum) times notional amount
   of Nordstrom Inc., 6.95%, 03/15/2028. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)          12/20/13    $          750   $           19

Fund pays quarterly payment of 0.054%
   (0.216% per annum) times notional amount
   of Carnival Corp., 6.65%, 1/15/2028. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)         06/20/12               650               25

Fund pays quarterly payment of 0.05%
   (0.20% per annum) times notional amount
   of Campbell Soup Co., 4.875, 10/01/2013.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)        06/20/14             1,150               14

Fund pays quarterly payment of 0.08%
   (0.32% per annum) times notional amount
   of Washington Mutual Co., 5.25%, 09/15/2017.
   Upon a defined credit event, Fund will receive
   the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)         03/20/12               700              113

Fund pays quarterly payment of 0.113%
   (0.452% per annum) times notional amount
   of Weyerhaeuser Co., 6.75%, 03/15/2012. Upon
   a defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)          03/20/12               750               34

Fund pays quarterly payment of 0.08%
   (0.32% per annum) times notional amount of
   Alcan Inc., 4.875%, 9/15/2012. Upon a defined
   credit event, Fund will receive the notional
   amount and deliver the defined obligation.
   (Counterparty: Bank of America)                    03/20/14               650               11

Fund pays quarterly payment of 0.165
   (0.66% per annum) times notional amount of
   BorgWarner Inc., 6.5% 02/15/2009. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Goldman Sachs)          03/20/13             1,250               13

Fund pays quarterly payment of 0.20%
   (0.80% per annum) times notional amount of
   BorgWarner Inc., 6.50%, 03/20/2013. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Goldman Sachs)          03/20/13             1,000                4

Fund pays quarterly payment of 0.275%
   (1.10% per annum) times notional amount of
   Century Telephone, 6.00%, 04/01/2017. Upon
   a defined credit event, Fund receives the
   notional amount and delivers receipt of
   the defined deliverable obligation.
   (Counterparty: Goldman Sachs)                      03/20/13             1,250               24

Fund pays quarterly payment of 0.16
   (0.64% per annum) times notional amount
   of Safeway Inc., 5.80% 08/15/2012. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)         03/20/13             1,250               (1)

Fund pays quarterly payment of 0.16%
   (0.64% per annum) times notional amount
   of Kroger Co., 5.5%, 02/01/2013. Upon a
   defined credit event, Fund will receive the
   notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)          03/20/13             1,500               (1)

Fund pays quarterly payment of 0.15%
   (0.60% per annum) times notional amount
   of the CDX.NA.IG9 Index. Upon a defined credit
   event, Fund receives the notional amount and
   delivers the defined deliverable obligation.
   (Counterparty: Goldman Sachs)                      12/20/12             5,000              (15)

Fund pays quarterly payment of 0.113%
   (0.452% per annum) times notional amount of
   the ITRAXX Europe Senior Financials 5 YR
   Series 8. Upon a defined credit event, Fund
   receives the notional amount and delivers the
   defined deliverable obligation.
   (Counterparty: Bank of America)                    12/20/12             1,750               57

--------------------------------------------------------------------------------------------------
                                                                                   NET UNREALIZED
                                                                        NOTIONAL     APPRECIATION
                                                     EXPIRATION           AMOUNT   (DEPRECIATION)
DESCRIPTION                                                DATE    ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.113%
   (0.452% per annum) times notional amount
   of the CDX.TES-F5-8T0 Index. Upon a defined
   credit event, Fund receives the notional amount
   and delivers the defined deliverable
   obligation. (Counterparty: Bank of America)        12/20/12    $        2,750   $           87

Fund receives monthly payment of 0.008%
   (0.096% per annum) times the notional amount
   of the CMBX NA-AAA 1 Index. Upon a defined
   credit event, Fund pays the notional amount
   and takes receipt of the defined deliverable
   obligation. (Counterparty: Barclays)               10/12/52           (10,000)             479

Fund pays monthly payment of 0.02083%
   (0.25% per annum) times notional amount of
   the CMBX-NA-A 2 Upon a defined credit event,
   Fund receives the notional amount and delivers
   the defined deliverable obligation.
   (Counterparty: JPMorgan Chase)                     03/15/49             1,000                6
                                                                                   --------------
                                                                                   $        2,916
                                                                                   ==============

Percentages are based on Net Assets of $1,465,687 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2008.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2008. The coupon on a step bond changes on a specified date.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2008.

(D) All or a portion of this security has been pledged as collateral for securities sold short. The total value of collateral for securities sold short at March 31, 2008 was $814,911 ($ Thousands).

(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been deter- mined to be liquid under guidelines established by the Board of Trustees.

(F) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ABS -- Asset-Backed Security
ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMBS -- Collateralized Mortgage-Backed Security
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
L.P. -- Limited Partnership
NIM -- Net Interest Margin
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS -- Treasury Inflated Protection Securities

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
102                  SEI Asset Allocation Trust / Annual Report / March 31, 2008

Statement of Assets and Liabilities ($ Thousands)

March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            LARGE CAP DIVERSIFIED
                                                                                                                       ALPHA FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value+                                                                                          $     1,641,071
   Affiliated investment, at value++                                                                                      116,068
   Receivable for investment securities sold                                                                                9,198
   Swap contracts, at value+++++                                                                                            4,054
   Dividends and interest receivable                                                                                        2,301
   Receivable for fund shares sold                                                                                          1,918
   Receivable for variation margin                                                                                          1,121
   Restricted Cash held for Securities Sold Short                                                                             412
   Prepaid Expenses                                                                                                            14
----------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                                         1,776,157
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities sold short++++                                                                                  217,247
   Payable for investment securities purchased                                                                             87,224
   Margin Call                                                                                                              2,180
   Payable to custodian                                                                                                     1,603
   Payable for fund shares redeemed                                                                                           727
   Investment advisory fees payable                                                                                           491
   Administration fees payable                                                                                                434
   Shareholder servicing fees payable A                                                                                       223
   Payable for variation margin                                                                                               207
   Accrued expense payable                                                                                                    112
   Overdraft of foreign currency, at value+++                                                                                  18
   Chief Compliance Officer fees payable                                                                                        4
----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                                      310,470
----------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                                                                     $     1,465,687
==================================================================================================================================
    + Cost of investments                                                                                               1,698,397
   ++ Cost of affiliated investments                                                                                      116,068
  +++ Cost of foreign currency                                                                                                 17
 ++++ Proceeds from securities sold short                                                                                 241,393
+++++ Premiums received/paid                                                                                                 (303)
NET ASSETS:
   Paid-in Capital -- (unlimited authorization -- no par value)                                                   $     1,603,614
   Distribution in excess of net investment income                                                                           (276)
   Accumulated net realized loss on investments, securities
     sold short, option contracts, futures, credit default swaps and
     foreign currency                                                                                                    (113,418)
   Net unrealized depreciation on investments,
     securities sold short, and option contracts                                                                          (33,180)
   Net unrealized appreciation on futures contracts                                                                         4,640
   Net unrealized appreciation on swaps                                                                                     4,357
   Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities
     denominated in foreign currencies                                                                                        (50)
----------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                                                                     $     1,465,687
==================================================================================================================================
Net Asset Value, Offering and Redemption Price Per Share -- Class A                                               $          9.55
                                                                                                                ($1,465,246,499 /
                                                                                                              153,488,909 shares)
==================================================================================================================================
Net Asset Value, Offering and Redemption Price Per Share -- Class I                                               $          9.55
                                                                                                                      ($440,801 /
                                                                                                                   46,161 shares)
==================================================================================================================================

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                  103

Statement of Operations ($ Thousands)

For the six month period ended March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            LARGE CAP DIVERSIFIED
                                                                                                                       ALPHA FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                                                                      $        12,999
   Dividends from Affiliated Registered Investment Company*                                                                 2,765
   Interest Income                                                                                                          5,397
   Less: Foreign Taxes Withheld                                                                                               (28)
----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                                                 21,133
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                                                                                 3,152
   Administration Fees                                                                                                      2,758
   Shareholder Servicing Fees (A)                                                                                           1,969
   Shareholder Servicing Fees (I)                                                                                               1
   Administration Servicing Fees (I)                                                                                            1
   Dividend Expense                                                                                                         2,244
   Interest Expense on Securities Sold Short                                                                                  819
   Custodian/Wire Agent Fees                                                                                                   53
   Printing Fees                                                                                                               42
   Professional Fees                                                                                                           26
   Trustee Fees                                                                                                                10
   Registration Fees                                                                                                            7
   Chief Compliance Officer Fees                                                                                                4
   Other Expenses                                                                                                              20
----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                                                          11,106
----------------------------------------------------------------------------------------------------------------------------------
   Less: Waiver of:
     Investment Advisory Fees                                                                                                  (1)
     Shareholder Servicing Fees (A)                                                                                          (429)
----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                                                            10,676
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                      10,457
==================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                                                                            (40,546)
   Securities Sold Short                                                                                                    8,624
   Futures Contracts                                                                                                      (44,710)
   Written Options                                                                                                              7
   Swap Contracts                                                                                                         (11,535)
   Foreign Currency Transactions                                                                                               (2)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                                                                           (204,971)
   Securities Sold Short                                                                                                   28,481
   Futures Contracts                                                                                                       (5,862)
   Written Options                                                                                                             35
   Swap Contracts                                                                                                           6,803
   Foreign Currency and Translation of Other Assets and
     Liabilities Denominated in Foreign Currency                                                                              (49)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                                        $      (253,268)
==================================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

*     See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
104                  SEI Asset Allocation Trust / Annual Report / March 31, 2008

Statement of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2008 (Unaudited) and the year ended September 30, 2007

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        LARGE CAP DIVERSIFIED
                                                                                                              ALPHA FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          10/1/07         10/1/06
                                                                                                       to 3/31/08      to 9/30/07
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                           $       10,457   $      16,920
   Net Realized Gain (Loss) from Investments,
     Securities Sold Short, Futures Contracts,
     Written Options and Swap Contracts                                                                   (88,160)         59,820
   Net Realized Loss on Foreign Currency
     Transactions                                                                                              (2)             (1)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Securities
     Sold Short, Futures Contracts, Written
     Options and Swap Contracts                                                                          (175,514)        108,322
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities
     Denominated in Foreign Currency                                                                          (49)              1
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                                                                                     (253,268)        185,062
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                                                              (15,279)        (15,519)
     Class I                                                                                                   (4)             (2)
   Net Realized Gains:
     Class A                                                                                              (63,042)         (7,983)
     Class I                                                                                                  (19)             --
----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                                      (78,344)        (23,504)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from Shares Issued                                                                          256,668         731,868
     Reinvestment of Dividends & Distributions                                                             77,788          23,418
     Cost of Shares Redeemed                                                                             (192,023)       (344,582)
----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class A Transactions                                                                            142,433         410,704
----------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                                                                               25             758
     Reinvestment of Dividends & Distributions                                                                 23               3
     Cost of Shares Redeemed                                                                                  (23)           (304)
----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                                                                                 25             457
----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Capital Share Transactions                                                                      142,458         411,161
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                                                 (189,154)        572,719
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                                                                             1,654,841       1,082,122
----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                                                                              $    1,465,687   $   1,654,841
----------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
     NET INVESTMENT INCOME INCLUDED IN
     NET ASSETS AT PERIOD END                                                                      $         (276)  $       4,550
==================================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                  105

Financial Highlights

For period ended March 31, 2008 (Unaudited) and the year or period ended September 30,

For a Share Outstanding Throughout the Periods

--------------------------------------------------------------------------------------------------------------------------------
                                                 Net
                                            Realized
                                                 and                                 Distributions                        Total
              Net Asset                   Unrealized                     Dividends            from                   Dividends,
                 Value,          Net           Gains                      from Net        Realized                Distributions
              Beginning   Investment              on       Total from   Investment         Capital      Return       and Return
              of Period       Income      Securities       Operations       Income           Gains   of Capital      of Capital
--------------------------------------------------------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND

Class A
   2008*        $ 11.78     $ 0.07(1)      $ (1.76)(1)        $ (1.69)     $ (0.10)         $(0.44)        $ --          $(0.54)
   2007           10.38       0.14(1)         1.47(1)            1.61        (0.13)          (0.08)          --           (0.21)
   2006(2)        10.00       0.10(1)         0.34(1)            0.44        (0.06)             --           --           (0.06)

Class I
   2008*        $ 11.78     $ 0.06(1)      $ (1.77)(1)        $ (1.71)     $ (0.08)         $(0.44)        $ --          $(0.52)
   2007           10.38       0.11(1)         1.48(1)            1.59        (0.11)          (0.08)          --           (0.19)
   2006(3)        10.28       0.01(1)         0.09(1)            0.10           --              --           --              --

------------------------------------------------------------------------------------------------------------------------------
                                                                                        Ratio of
                                                                         Ratio of       Expenses
                                                                         Expenses     to Average     Ratio of
                                                                       to Average     Net Assets          Net
                                                        Ratio of       Net Assets     (Excluding   Investment
               Net Asset                Net Assets      Expenses       (Excluding      Fees Paid       Income   Portfolio
              Value, End     Total   End of Period    to Average        Fees Paid     Indirectly   to Average    Turnover
               of Period   Return+   ($ Thousands)    Net Assets      Indirectly)   and Waivers)   Net Assets       Rate+
------------------------------------------------------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND

Class A
   2008*         $  9.55    (14.87)%   $ 1,465,246       1.36%(6)       1.36%(6)          1.41%        1.33%         36%
   2007          $ 11.78     15.64       1,654,324       1.21(5)        1.21(5)           1.29         1.25          84
   2006(2)         10.38      4.44       1,082,101       1.09(4)        1.09(4)           1.16         1.18          72

Class I
   2008*         $  9.55    (15.03)%   $       441       1.61%(6)       1.61%(6)          1.66%        1.08%         36%
   2007            11.78     15.42             517       1.46(5)        1.46(5)           1.54         0.99          84
   2006(3)         10.38      0.97              21       1.08(4)        1.08(4)           1.15         1.12          72



  * For the six months ended March 31, 2008 (Unaudited). All ratios have been annualized.

  + Returns and turnover rates are for the period indicated and have not been annualized.

(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2) Commenced operations on December 14, 2005. All ratios for the period have been annualized.

(3) Commenced operations on September 14, 2006. All ratios for the period have been annualized.

(4) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 0.75% for Class A and Class I Shares, respectively.

(5) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.94% and 1.20% for Class A and Class I Shares, respectively.

(6) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 1.20% for Class A and Class I Shares, respectively.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
106                  SEI Asset Allocation Trust / Annual Report / March 31, 2008

Notes to Financial Statements (Unaudited)

March 31, 2008

1. ORGANIZATION

SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 19 Funds: Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond, Real Return Plus, Prime Obligation and Tax-Managed Managed Volatility Funds (each a "Fund," collectively the "Funds"). The Trust is registered to offer Class A shares of the Funds, Class E shares of the S&P 500 Fund, Class I shares of the Large Cap Value, Large Cap Growth, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond and Real Return Plus Funds, and Class Y shares of Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objective, policies, and strategies.

As of March 31, 2008, the Real Return Plus and Prime Obligation Funds have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                  107

March 31, 2008

which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the repurchase date of the repurchase agreement. The Fund also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with US Bank, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with US Bank on the following day.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Fund reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FUTURES CONTRACTS -- The Fund utilized futures contracts during the period ended March 31, 2008. The Fund's investment in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

OPTIONS/SWAPTIONS WRITING/PURCHASING -- The Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Large Cap Diversified Alpha


--------------------------------------------------------------------------------
108                   SEI Asset Allocation Trust / Annual Report /March 31, 2008

Fund had option/swaption contracts as of March 31, 2008 as disclosed in the Fund's Schedule of Investments.

The risk in writing a call option/swaption is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option/swaption is that the Fund pays a premium whether or not the option/swaption is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities.

Written option transactions entered into during the six month period ended March 31, 2008 are summarized as follows:

--------------------------------------------------------------------------------
                                                       Number of        Premium
                                                       Contracts   ($ Thousands)
--------------------------------------------------------------------------------
Balance at the beginning of period                            43   $          7
Written                                                       --             --
Expired                                                       --             --
Closing Buys                                                 (43)            (7)
--------------------------------------------------------------------------------
Balance at the end of period                                  --   $         --
================================================================================

At March 31, 2007, the Large Cap Diversified Alpha Fund had cash and/or securities at least equal to the value of written options.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument, and also take possession of the instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Fund's exposure to interest rates. Payments received or made are recorded as realized gains or loss. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Fund's portfolio. In connection with swap agreements securities may be set aside as collateral by the Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

COLLATERALIZED DEBT OBLIGATIONS -- The Fund may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                  109

March 31, 2008

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap Diversified Alpha Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

The Large Cap Diversified Alpha Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Fund for an annual fee of 0.35% of the average daily net assets of the Large Cap Diversified Alpha Fund. The Administrator has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to the Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Fund, exclusive of short sale expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for the Fund are as follows:

--------------------------------------------------------------------------------
                                                                      Voluntary
                                                         Advisory       Expense
                                                             Fees   Limitations
--------------------------------------------------------------------------------
Large Cap Diversified Alpha Fund,
   Class A                                                 0.4000%       0.9500%
Large Cap Diversified Alpha Fund,
   Class I                                                 0.4000        1.2000

As of March 31, 2008, SIMC has entered into an investment sub-advisory agreement with the following parties:

--------------------------------------------------------------------------------
Investment Sub-Adviser
--------------------------------------------------------------------------------

LARGE CAP DIVERSIFIED ALPHA FUND

Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
Delaware Management Company
Enhanced Investment Technologies, LLC
Quantitative Management Associates LLC
Smith Breeden Associates, Inc.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI"), serves as the Fund's Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A and Class I shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2008 were as follows ($ Thousands):

Large Cap Diversified Alpha Fund                                             $--

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the six month period ended March 31, 2008, the Distributor retained 100% of the shareholder servicing fees, less the waiver, and 100% of the administration servicing fees.


--------------------------------------------------------------------------------
110                  SEI Asset Allocation Trust / Annual Report / March 31, 2008

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers, sub-advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

INVESTMENT IN AFFILIATED SECURITY -- The Fund may invest the cash collateral from the securities lending program in the SEI Liquidity Fund LP.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Fund were as follows (Thousands):

For the six month period ended March 31, 2008 (Unaudited) and the period ended September 30, 2007

--------------------------------------------------------------------------------
                                                              LARGE CAP
                                                             DIVERSIFIED
                                                              ALPHA FUND
--------------------------------------------------------------------------------
                                                          10/1/07       10/1/06
                                                       to 3/31/08    to 9/30/07
--------------------------------------------------------------------------------
Class A:
     Shares Issued                                         24,072        65,075
     Shares Issued in Lieu of
       Dividends & Distributions                            7,159         2,114
     Shares Redeemed                                      (18,167)      (30,979)
--------------------------------------------------------------------------------
   Total Class A Transactions                              13,064        36,210
--------------------------------------------------------------------------------
Class I:
     Shares Issued                                              2            68
     Shares Issued in Lieu of
       Dividends & Distributions                                2            --
     Shares Redeemed                                           (2)          (27)
--------------------------------------------------------------------------------
   Total Class I Transactions                                   2            41
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital
     Share Transactions                                    13,066        36,251
--------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six month period ended March 31, 2008, were as follows:

-------------------------------------------------------------------------------
                                       U.S. Gov't          Other          Total
                                     $ Thousands)  ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED
   ALPHA FUND
Purchases ........................   $    383,613   $    297,036    $   680,649
Sales ............................        367,025        269,988        637,013

6. FEDERAL TAX INFORMATION

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years or period ended March 31, 2008 was as follows:
-----------------------------------------------------------------------------
                                                    Long-term
                               Ordinary Income   Capital Gain          Total
                                 ($ Thousands)  ($ Thousands)  ($ Thousands)
-----------------------------------------------------------------------------
Large Cap Diversified
   Alpha Fund           2007   $        15,521   $      7,983   $     23,504
                        2006             5,836             --          5,836

As of September 30, 2007, the components of Distributable Earnings/(Accumulated Losses) were as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                 Post
                         Undistributed   Undistributed        October                         Other           Total
                              Ordinary       Long-Term         Losses     Unrealized      Temporary   Distributable
                                Income    Capital Gain       Currency   Appreciation    Differences        Earnings
                          ($ Thousands)   ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------------------------------------------
Large Cap Diversified
   Alpha Fund            $      36,616   $      30,983   $         (1)  $    126,083   $          4   $     193,685


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                  111

Notes to Financial Statements (Unaudited) (Concluded)

March 31, 2008

For Federal income tax purposes, the cost of securities owned at March 31, 2008, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at March 31, 2008, were as follows:

-------------------------------------------------------------------------------------
                                                                      Net Unrealized
                              Federal    Appreciated    Depreciated    Appreciation/
                             Tax Cost     Securities     Securities    (Depreciation)
                         ($ Thousands)  ($ Thousands)  ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------
Large Cap Diversified
   Alpha Fund            $  1,814,465   $    147,336   $   (204,662)  $      (57,326)

7. SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate corporate obligations, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity not to exceed 397 days.

8. CONCENTRATIONS/RISKS

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund asset calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report of March 31, 2008. As of March 31, 2008, management does not anticipate a material impact to the financial statements. However, management's conclusions regarding FIN 48 could change in the future to the extent there are changes in tax laws and/or additional guidance from the IRS regarding interpretations of existing laws.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES.


--------------------------------------------------------------------------------
112                  SEI Asset Allocation Trust / Annual Report / March 31, 2008

SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No.161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.

10. OTHER MATTERS

Due to volatility in the fixed income and equity markets, the market value of some of the Fund's holdings may currently be lower than shown in the Schedule of Investments ("SOI"). The values shown in the SOI were the market values as of March 31, 2008 and do not reflect any market events after March 31, 2008.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2008                  113

NOTES TO FINANCIAL STATEMENTS

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                                    BEGINNING     ENDING                   EXPENSE
                                     ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                      VALUE        VALUE      EXPENSE      DURING
                                     10/1/07      3/31/08      RATIOS      PERIOD*
----------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $ 1,000.00   $   851.30         1.07%  $   4.95
Class I Shares                       1,000.00       849.70         1.32       6.10
HYPOTHETICAL 5% RETURN
Class A Shares                     $ 1,000.00   $ 1,019.65         1.07%  $   5.40
Class I Shares                       1,000.00     1,018.40         1.32       6.66

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period shown).


--------------------------------------------------------------------------------
114                  SEI Asset Allocation Trust / Annual Report / March 31, 2008

Notes

Notes

SEI ASSET ALLOCATION TRUST ANNUAL REPORT MARCH 31, 2008


Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Aaron Buser
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Andrew S. Decker
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI
(1 800 342 5734)

[LOGO]
   SEI New Ways.
       New Answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456   1.800.DIAL.SEI (1.800.342.5734)

SEI-F-121 (3/08)

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The Registrant's Board of Trustees has determined that the registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

For each of the last two fiscal years, the aggregate fees for which KPMG LLP ("KPMG") billed the Registrant for services as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2008                                                   2007
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $152,000               N/A          $0                $161,500               N/A          $0
         Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-     $0                $0                $0                $0                $0                $0
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax        $0                $0                $0                $0                $0                $0
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All        $7,600            $276,900          $0                $0                $232,000          $10,130
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
(1) Audit fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)   Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:



            ------------------------- ---------------- ---------------
                                            2008            2007
            ------------------------- ---------------- ---------------
            Audit-Related Fees               0%              0%

            ------------------------- ---------------- ---------------
            Tax Fees                         0%              0%

            ------------------------- ---------------- ---------------
            All Other Fees                   0%              0%

            ------------------------- ---------------- ---------------



(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $284,500 and $242,130 for 2008 and 2007, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the registrant.

(h) During the past fiscal year no non-audit services were provided by the Registrant's principal accountant to either the Registrant's investment adviser or to any entity controlling, controlled by, or under common control with the Registrant's investment adviser that provides ongoing services to the Registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant's office.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               SEI Asset Allocation Funds



By (Signature and Title)                   /s/ Robert A. Nesher
                                           ---------------------------
                                           Robert A. Nesher
                                           President and Chief Executive Officer

Date: June 6, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)                   /s/ Robert A. Nesher
                                           ---------------------------
                                           Robert A. Nesher
                                           President and Chief Executive Officer

Date: June 6, 2008


By (Signature and Title)                   /s/ Stephen F. Panner
                                           -----------------------------------
                                           Stephen F. Panner, Controller & CFO

Date: June 6, 2008